Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Intelsat Jackson Holdings S.A. 3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~	$401	$407
Revlon Consumer Products Corp.
4.250% (LIBOR03M + 3.500%) due 06/30/2025 ~	1,363	995
10.250% (LIBOR03M + 8.500%) due 12/15/2023 ~	908	886
Riverbed Technology, Inc. (7.500% Cash and 4.500% PIK) 12.000% (LIBOR03M + 6.500%) due 12/31/2026 ~(b)	1,604	1,296

Total Loan Participations and Assignments (Cost $3,652)		3,584

CORPORATE BONDS & NOTES 90.8%
BANKING & FINANCE 15.7%
Ally Financial, Inc.
3.875% due 05/21/2024	3,909	4,226
4.125% due 02/13/2022	3,926	4,046
4.250% due 04/15/2021	6,856	6,863
CBL & Associates LP 5.250% due 12/01/2023 ^(c)	3,100	1,790
CIT Group, Inc.
4.750% due 02/16/2024	3,866	4,210
5.000% due 08/15/2022	8,359	8,810
5.000% due 08/01/2023	4,888	5,313
CoreCivic, Inc. 5.000% due 10/15/2022	3,003	3,037
Deutsche Bank AG 4.500% due 04/01/2025 (j)	17,936	19,175
ESH Hospitality, Inc. 5.250% due 05/01/2025	3,275	3,345
Ford Motor Credit Co. LLC
3.664% due 09/08/2024	5,621	5,828
4.063% due 11/01/2024	5,860	6,155
5.584% due 03/18/2024	5,389	5,824
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025	11,250	11,777
6.750% due 03/15/2022	8,570	8,586
Freedom Mortgage Corp.
8.125% due 11/15/2024	6,686	6,949
8.250% due 04/15/2025	7,105	7,416
Genworth Holdings, Inc.
4.900% due 08/15/2023	2,469	2,433
7.625% due 09/24/2021 (a)(i)	5,502	5,660
Genworth Mortgage Holdings, Inc. 6.500% due 08/15/2025	8,085	8,752
Geo Group, Inc. 5.125% due 04/01/2023	3,574	3,160
HAT Holdings LLC 5.250% due 07/15/2024	3,404	3,521
Icahn Enterprises LP 4.750% due 09/15/2024	8,059	8,381
Intesa Sanpaolo SpA 5.017% due 06/26/2024	15,785	17,250
iStar, Inc. 4.750% due 10/01/2024	8,048	8,387
KCA Deutag UK Finance PLC 9.875% due 12/01/2025 (l)	293	321
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	16,148	16,306
Ladder Capital Finance Holdings LLLP 5.250% due 03/15/2022	3,183	3,213
MGIC Investment Corp. 5.750% due 08/15/2023	3,835	4,137
MGM Growth Properties Operating Partnership LP
4.625% due 06/15/2025	3,698	3,904
5.625% due 05/01/2024	9,077	9,760
Navient Corp.
5.500% due 01/25/2023	2,899	3,017
6.500% due 06/15/2022	4,669	4,909
6.625% due 07/26/2021	4,564	4,652
7.250% due 01/25/2022	254	264

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

OneMain Finance Corp.
5.625% due 03/15/2023	5,273	5,599
6.125% due 05/15/2022	4,011	4,212
6.125% due 03/15/2024	19,290	20,857
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	1,188	1,248
Radian Group, Inc. 6.625% due 03/15/2025	3,645	4,091
Service Properties Trust 7.500% due 09/15/2025	8,625	9,809
SLM Corp. 4.200% due 10/29/2025	4,888	5,145
Starwood Property Trust, Inc.
5.000% due 12/15/2021	7,990	8,115
5.500% due 11/01/2023	3,275	3,426
Uniti Group LP 7.875% due 02/15/2025	5,469	5,919
VICI Properties LP 3.500% due 02/15/2025	2,625	2,677
Voya Financial, Inc. 5.650% due 05/15/2053 •	264	283
Voyager Aviation Holdings LLC 9.000% due 08/15/2021 ^(c)	3,178	1,645

		294,403

INDUSTRIALS 67.6%
24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022 ^«(c)	3,264	8
ADT Security Corp. 3.500% due 07/15/2022	4,072	4,141
Aker BP ASA 4.750% due 06/15/2024	12,259	12,580
Albertsons Cos., Inc.
3.500% due 02/15/2023	2,851	2,911
4.625% due 01/15/2027	5,046	5,235
Allegheny Technologies, Inc. 7.875% due 08/15/2023	7,750	8,427
AMC Networks, Inc.
4.750% due 08/01/2025	8,851	9,093
5.000% due 04/01/2024	3,884	3,937
American Airlines Group, Inc. 5.000% due 06/01/2022	11,384	11,199
American Airlines, Inc. 11.750% due 07/15/2025	6,908	8,554
Antero Resources Corp. 5.625% due 06/01/2023 (a)(i)	6,465	6,495
ArcelorMittal S.A. 3.600% due 07/16/2024	5,405	5,697
Ardagh Packaging Finance PLC 6.000% due 02/15/2025	3,168	3,268
Ashland LLC 4.750% due 08/15/2022	2,450	2,546
Avient Corp. 5.250% due 03/15/2023	3,093	3,341
Avon Products, Inc. 6.500% due 03/15/2023	8,570	9,143
B&G Foods, Inc. 5.250% due 04/01/2025	7,935	8,161
B.C. Unlimited Liability Co. 4.250% due 05/15/2024	5,573	5,644
Ball Corp. 4.000% due 11/15/2023	3,436	3,659
Bausch Health Cos., Inc.
6.125% due 04/15/2025	15,493	15,899
7.000% due 03/15/2024	4,064	4,162
Beacon Roofing Supply, Inc. 4.875% due 11/01/2025	12,271	12,569
Berry Global, Inc.
1.570% due 01/15/2026	2,525	2,488
5.125% due 07/15/2023 (a)(i)	1,367	1,384
Bombardier, Inc.
6.000% due 10/15/2022	50	50
6.125% due 01/15/2023	11,702	12,196
8.750% due 12/01/2021	18,912	19,873
Boyd Gaming Corp. 8.625% due 06/01/2025	4,697	5,229
Caesars Entertainment, Inc. 6.250% due 07/01/2025	29,321	31,293
Callon Petroleum Co. 6.250% due 04/15/2023	4,225	3,768
Carnival Corp. 11.500% due 04/01/2023	12,614	14,477

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

CCO Holdings LLC 4.500% due 08/15/2030	4,108	4,192
Cedar Fair LP 5.500% due 05/01/2025	2,470	2,603
Cenovus Energy, Inc. 5.375% due 07/15/2025	9,206	10,353
CF Industries, Inc. 3.450% due 06/01/2023	6,921	7,228
Change Healthcare Holdings LLC 5.750% due 03/01/2025	14,674	14,976
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	13,231	15,239
Cinemark USA, Inc. 4.875% due 06/01/2023	8,641	8,605
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	9,747	10,158
Cleveland-Cliffs, Inc. 5.750% due 03/01/2025 (a)(i)	2,870	2,965
Cogent Communications Group, Inc. 5.375% due 03/01/2022	3,045	3,133
Colfax Corp. 6.000% due 02/15/2024	4,985	5,142
CommScope, Inc. 5.500% due 03/01/2024	6,998	7,226
Community Health Systems, Inc.
6.625% due 02/15/2025	8,614	9,109
8.000% due 03/15/2026	120	130
8.125% due 06/30/2024	5,180	5,447
Continental Resources, Inc.
3.800% due 06/01/2024	7,752	7,960
4.500% due 04/15/2023	409	424
5.000% due 09/15/2022	673	674
Crown Americas LLC 4.500% due 01/15/2023	11,568	12,197
CSC Holdings LLC
5.250% due 06/01/2024	5,405	5,841
5.875% due 09/15/2022	2,221	2,349
6.750% due 11/15/2021	14,820	15,237
DAE Funding LLC 4.500% due 08/01/2022	100	101
DCP Midstream Operating LP
3.875% due 03/15/2023	2,765	2,892
4.950% due 04/01/2022	3,561	3,656
5.375% due 07/15/2025	2,625	2,849
5.850% due 05/21/2043 •	2,506	2,242
Dell International LLC 5.875% due 06/15/2021	3,565	3,574
Delta Air Lines, Inc.
2.900% due 10/28/2024	14,830	14,839
3.625% due 03/15/2022	11,006	11,131
Diamond Offshore Drilling, Inc. 3.450% due 11/01/2023 ^(c)	2,407	423
Diamond Resorts International, Inc. 7.750% due 09/01/2023	200	209
Diebold Nixdorf, Inc. 9.375% due 07/15/2025	4,527	5,050
DISH DBS Corp.
5.875% due 07/15/2022	10,188	10,652
6.750% due 06/01/2021	11,070	11,170
DKT Finance ApS 9.375% due 06/17/2023	3,636	3,756
Elanco Animal Health, Inc. 5.272% due 08/28/2023	2,350	2,534
EMC Corp. 3.375% due 06/01/2023	4,656	4,809
Endo Dac
6.000% due 06/30/2028	8,801	7,138
9.500% due 07/31/2027	1,271	1,383
Energy Transfer Operating LP 6.250% due 02/15/2023 •(g)	4,574	3,740
EnLink Midstream Partners LP 4.150% due 06/01/2025	2,470	2,421
Ensign Drilling, Inc. 9.250% due 04/15/2024	9,741	7,921
EQM Midstream Partners LP 4.750% due 07/15/2023	7,011	7,286
EQT Corp. 7.625% due 02/01/2025	6,155	7,092
ESC CB J.C. Penny Corp. 5.650% due 06/01/2049	24	0
EW Scripps Co. 5.125% due 05/15/2025	3,920	4,001
Fairstone Financial, Inc. 7.875% due 07/15/2024	7,192	7,573

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Ferrellgas LP 6.750% due 01/15/2022	5,780	5,780
FMG Resources Pty. Ltd. 5.125% due 05/15/2024	2,441	2,650
Ford Motor Co.
8.500% due 04/21/2023	8,412	9,390
9.000% due 04/22/2025	13,757	16,679
Freeport-McMoRan, Inc. 4.550% due 11/14/2024	7,300	7,994
GameStop Corp. 10.000% due 03/15/2023	3,558	3,725
Gap, Inc. 8.625% due 05/15/2025	12,730	14,274
GFL Environmental, Inc. 3.750% due 08/01/2025	2,266	2,304
Golden Nugget, Inc. 6.750% due 10/15/2024	5,270	5,335
Great Lakes Dredge & Dock Corp. 8.000% due 05/15/2022	3,546	3,581
Grinding Media, Inc. 7.375% due 12/15/2023	5,919	6,064
Hanesbrands, Inc.
4.625% due 05/15/2024	6,458	6,863
5.375% due 05/15/2025	3,347	3,546
Harvest Operations Corp. 2.330% due 04/14/2021	10	10
HCA, Inc. 5.875% due 05/01/2023	10,346	11,280
Hilton Domestic Operating Co., Inc. 5.375% due 05/01/2025	5,310	5,602
iHeartCommunications, Inc.
6.375% due 05/01/2026	1,383	1,471
8.375% due 05/01/2027	2,063	2,215
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026	2,625	2,628
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(c)	4,276	1,467
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(c)	5,633	3,464
8.500% due 10/15/2024 ^(c)	2,975	1,872
9.500% due 09/30/2022	2,701	3,210
Intelsat Luxembourg S.A. 8.125% due 06/01/2023 ^(c)	3,915	176
Ithaca Energy North Sea PLC 9.375% due 07/15/2024	5,612	5,633
Jaguar Land Rover Automotive PLC 7.750% due 10/15/2025	11,795	12,808
KAR Auction Services, Inc. 5.125% due 06/01/2025	13,673	13,937
KB Home
7.000% due 12/15/2021	4,874	4,999
7.500% due 09/15/2022	3,903	4,224
Kenan Advantage Group, Inc. 7.875% due 07/31/2023	85	85
Kraft Heinz Foods Co. 3.500% due 06/06/2022	3,534	3,654
L Brands, Inc.
5.625% due 10/15/2023	2,701	2,936
6.875% due 07/01/2025	8,686	9,657
Lamb Weston Holdings, Inc. 4.625% due 11/01/2024	4,670	4,858
Laredo Petroleum, Inc. 9.500% due 01/15/2025	6,156	5,931
Lennar Corp.
4.750% due 11/15/2022	2,171	2,282
6.250% due 12/15/2021	4,212	4,263
Life Time, Inc. 5.750% due 01/15/2026	2,625	2,704
Macy's, Inc. 8.375% due 06/15/2025	11,329	12,544
Mattel, Inc. 3.150% due 03/15/2023	3,694	3,744
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	12,434	12,620
MGM China Holdings Ltd. 5.375% due 05/15/2024	5,262	5,440
MGM Resorts International
6.750% due 05/01/2025	10,045	10,839
7.750% due 03/15/2022	3,472	3,664
Midas Intermediate Holdco LLC 7.875% due 10/01/2022 (a)(i)	3,098	3,065
Modulaire Global Finance PLC 8.000% due 02/15/2023	4,149	4,247

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Nabors Industries, Inc. 9.000% due 02/01/2025 (a)(i)	5,658	5,828
Navios Maritime Holdings, Inc. 7.375% due 01/15/2022	9,311	7,402
Netflix, Inc. 5.500% due 02/15/2022	7,277	7,582
Nielsen Finance LLC 5.000% due 04/15/2022	6,550	6,558
Nine Energy Service, Inc. 8.750% due 11/01/2023	4,769	1,440
Nokia OYJ 3.375% due 06/12/2022	4,766	4,879
Northwest Acquisitions ULC 7.125% due 11/01/2022 ^(c)	2,388	1
NuStar Logistics LP 4.750% due 02/01/2022	3,397	3,452
NXP BV 3.875% due 09/01/2022	12,482	13,037
Occidental Petroleum Corp.
2.700% due 08/15/2022	11,266	11,287
2.900% due 08/15/2024	10,518	10,416
5.875% due 09/01/2025	5,851	6,262
6.950% due 07/01/2024	4,901	5,390
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025	1,652	1,779
Ovintiv Exploration, Inc.
5.625% due 07/01/2024	6,375	7,013
5.750% due 01/30/2022	4,595	4,747
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	1,576	1,674
Penske Automotive Group, Inc. 3.500% due 09/01/2025	5,055	5,171
Pilgrim's Pride Corp. 5.750% due 03/15/2025	5,675	5,799
Precision Drilling Corp. 7.750% due 12/15/2023	3,011	3,028
Prime Security Services Borrower LLC 5.250% due 04/15/2024	7,219	7,709
QVC, Inc. 4.850% due 04/01/2024	4,167	4,487
Range Resources Corp. 5.000% due 08/15/2022 (a)(i)	7,954	8,115
Revlon Consumer Products Corp. 6.250% due 08/01/2024	1,084	385
Rite Aid Corp.
7.500% due 07/01/2025	5,049	5,254
8.000% due 11/15/2026	6,565	6,901
Rockpoint Gas Storage Canada Ltd. 7.000% due 03/31/2023	5,628	5,681
Rolls-Royce PLC
3.625% due 10/14/2025	1,883	1,892
5.750% due 10/15/2027	475	506
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023	9,179	10,576
11.500% due 06/01/2025	2,547	2,974
Sabre GLBL, Inc. 7.375% due 09/01/2025	6,505	7,109
Sanchez Energy Corp. 7.750% due 06/15/2021 ^(c)	2,029	13
Scientific Games International, Inc. 8.625% due 07/01/2025	8,055	8,767
Seagate HDD Cayman 4.750% due 06/01/2023	4,925	5,248
Sensata Technologies BV 4.875% due 10/15/2023	3,285	3,527
Sirius XM Radio, Inc.
3.875% due 08/01/2022	156	157
4.625% due 07/15/2024	10,922	11,264
Six Flags Entertainment Corp. 4.875% due 07/31/2024	9,641	9,749
Solera LLC 10.500% due 03/01/2024	10,025	10,369
Southwestern Energy Co.
4.100% due 03/15/2022	60	60
6.450% due 01/23/2025	4,024	4,327
Spectrum Brands, Inc. 5.750% due 07/15/2025	2,075	2,142
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	5,052	5,011
7.500% due 04/15/2025	8,811	9,495
Station Casinos LLC 5.000% due 10/01/2025	4,306	4,368
Stellantis NV 5.250% due 04/15/2023	6,059	6,561

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

T-Mobile USA, Inc. 4.000% due 04/15/2022	4,073	4,172
Teine Energy Ltd. 6.875% due 09/30/2022	2,429	2,434
Tempo Acquisition LLC 6.750% due 06/01/2025	12,698	12,992
Tenet Healthcare Corp.
4.625% due 07/15/2024	4,680	4,781
4.625% due 09/01/2024	8,699	8,957
6.750% due 06/15/2023	12,951	14,051
Toll Brothers Finance Corp. 5.875% due 02/15/2022	5,116	5,257
TransDigm, Inc. 6.500% due 05/15/2025	11,561	11,799
Travel + Leisure Co.
4.250% due 03/01/2022	1,742	1,766
5.650% due 04/01/2024	6,591	7,150
Trident TPI Holdings, Inc. 9.250% due 08/01/2024	2,611	2,787
Triumph Group, Inc.
6.250% due 09/15/2024	8,921	9,086
8.875% due 06/01/2024	1,025	1,155
U.S. Foods, Inc. 6.250% due 04/15/2025	14,028	15,057
Uber Technologies, Inc. 7.500% due 05/15/2025	2,517	2,720
United Airlines Holdings, Inc. 4.250% due 10/01/2022	6,383	6,503
Univision Communications, Inc. 5.125% due 02/15/2025	7,125	7,227
Vericast Corp. 8.375% due 08/15/2022	6,506	6,636
VeriSign, Inc. 4.625% due 05/01/2023	5,177	5,213
Veritas U.S., Inc. 10.500% due 02/01/2024 (a)(i)	7,983	8,193
ViaSat, Inc. 5.625% due 09/15/2025	10,646	10,835
Videotron Ltd. 5.000% due 07/15/2022	7,057	7,353
Viking Cruises Ltd. 13.000% due 05/15/2025	5,833	6,868
Virgin Australia Holdings Ltd. 7.875% due 10/15/2021 ^(c)	3,100	287
WESCO Distribution, Inc. 7.125% due 06/15/2025	9,426	10,320
Western Midstream Operating LP 4.350% due 02/01/2025	8,287	8,590
WPX Energy, Inc. 5.250% due 09/15/2024	8,481	9,424
Wynn Las Vegas LLC
4.250% due 05/30/2023	7,582	7,776
5.500% due 03/01/2025	5,976	6,321
Wynn Macau Ltd. 4.875% due 10/01/2024	483	491
Wynn Resorts Finance LLC 7.750% due 04/15/2025	2,400	2,605
Xerox Holdings Corp. 5.000% due 08/15/2025	7,762	8,111
XPO Logistics, Inc.
6.125% due 09/01/2023	7,122	7,260
6.750% due 08/15/2024	13,034	13,686
Yum! Brands, Inc. 3.875% due 11/01/2023	2,740	2,897
ZF North America Capital, Inc. 4.750% due 04/29/2025	2,675	2,875

		1,271,798

UTILITIES 7.5%
Bruce Mansfield Unit 8.875% due 08/01/2023 «	4,190	115
Calpine Corp. 5.250% due 06/01/2026	1,180	1,215
Crestwood Midstream Partners LP 6.250% due 04/01/2023	9,499	9,531
CrownRock LP 5.625% due 10/15/2025	8,530	8,719
Electricite de France S.A. 5.625% due 01/22/2024 •(g)	3,681	3,929
Frontier Communications Corp. 10.500% due 09/15/2022 ^(a)(c)(i)	4,445	3,050
Lumen Technologies, Inc.
5.800% due 03/15/2022	5,702	5,909

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

6.450% due 06/15/2021	7,135	7,194
7.500% due 04/01/2024	6,193	6,949
NGPL PipeCo LLC 4.375% due 08/15/2022	7,842	8,142
PBF Logistics LP 6.875% due 05/15/2023	5,618	5,630
Qwest Corp. 6.750% due 12/01/2021	11,777	12,182
Sprint Communications, Inc. 6.000% due 11/15/2022	8,144	8,724
Sprint Corp.
7.125% due 06/15/2024	6,611	7,619
7.250% due 09/15/2021	12,861	13,200
7.875% due 09/15/2023	20,254	23,176
Targa Resources Partners LP 4.250% due 11/15/2023	7,156	7,203
Telecom Italia SpA 5.303% due 05/30/2024	8,553	9,277

		141,764

Total Corporate Bonds & Notes (Cost $1,697,289)		1,707,965

	SHARES
COMMON STOCKS 0.3%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc. 'A' (d)	121,212	2,200
iHeartMedia, Inc. 'B' «(d)	122,615	2,003

		4,203

FINANCIALS 0.1%
JERSET NEWCO SHARES «	5,855	381
Stearns Holdings LLC 'B' «(l)	214,645	953

		1,334

Total Common Stocks (Cost $6,299)		5,537

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
AGFC Capital Trust 1.991% (US0003M + 1.750%) due 01/15/2067 ~	729,000	414

Total Preferred Securities (Cost $426)		414

SHORT-TERM INSTRUMENTS 8.7%
	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (m) 6.9%		129,128

U.S. TREASURY BILLS 1.5%
0.042% due 08/19/2021 - 09/23/2021 (e)(f)	28,645	28,642

U.S. TREASURY CASH MANAGEMENT BILLS 0.3%
0.052% due 07/20/2021 (e)(f)	5,525	5,525

Total Short-Term Instruments (Cost $163,292)		163,295

Total Investments in Securities (Cost $1,870,958)		1,880,795

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
MUTUAL FUNDS 1.2%
PIMCO Government Money Market Fund 0.080% (h)(i)(k)	22,055,152	22,055

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $22,055)	22,055

Total Investments in Affiliates (Cost $22,055)	22,055

Total Investments 101.2% (Cost $1,893,013)	$1,902,850
Financial Derivative Instruments (n) 0.1%(Cost or Premiums, net $26,366)	1,003
Other Assets and Liabilities, net (1.3)%	(23,590)

Net Assets 100.0%	$1,880,263

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Securities with an aggregate market value of $24,684 were out on loan in exchange for $25,190 of cash collateral as of March 31, 2021.
(j)	Contingent convertible security.
(k)	Coupon represents a 7-Day Yield.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

KCA Deutag UK Finance PLC 9.875% due 12/01/2025	12/21/2020	$303	$321	0.02%
Stearns Holdings LLC 'B'	03/15/2021	1,012	953	0.05

$1,315	$1,274	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.010%	04/01/2021	04/05/2021	$50,000	U.S. Treasury Bonds 1.125% due 08/15/2040	$(51,074)	$50,000	$50,000
FICC	0.000	03/31/2021	04/01/2021	10,929	U.S. Treasury Notes 0.125% due 03/31/2023	(11,147)	10,929	10,929
IND	0.000	03/31/2021	04/01/2021	18,200	U.S. Treasury Bonds 3.375% due 05/15/2044	(18,501)	18,200	18,200
JPS	0.020	03/31/2021	04/01/2021	50,000	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(51,014)	50,000	50,000

Total Repurchase Agreements	$(131,736)	$129,129	$129,129

(1)	Includes accrued interest.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2021	335	$41,338	$(506)	$0	$(55)

Total Futures Contracts	$(506)	$0	$(55)

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin(4)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-34 5-Year Index	5.000%	Quarterly	06/20/2025	$18,952	$1,149	$610	$1,759	$53	$0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	133,000	11,590	663	12,253	612	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	156,500	13,627	557	14,184	344	0

Total Swap Agreements					$26,366	$1,830	$28,196	$1,009	$0

Cash of $25,138 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)						Unsettled variation margin asset of $49 for closed swap agreements is outstanding at period end.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments					$0	$3,584	$0	$3,584
Corporate Bonds & Notes
Banking & Finance					0	294,403	0	294,403
Industrials					0	1,271,790	8	1,271,798
Utilities					0	141,649	115	141,764
Common Stocks
Communication Services					2,200	0	2,003	4,203
Financials					0	0	1,334	1,334
Preferred Securities
Banking & Finance					0	414	0	414
Short-Term Instruments
Repurchase Agreements					0	129,128	0	129,128
U.S. Treasury Bills					0	28,642	0	28,642
U.S. Treasury Cash Management Bills					0	5,525	0	5,525

					$2,200	$1,875,135	$3,460	$1,880,795
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					22,055	0	0	22,055

Total Investments					$24,255	$1,875,135	$3,460	$1,902,850

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					$0	$1,009	$0	$1,009

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					$(55)	$0	$0	$(55)

Total Financial Derivative Instruments					$(55)	$1,009	$0	$954

Totals					$24,200	$1,876,144	$3,460	$1,903,804

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$1,520	$1,554
0.125% due 04/15/2022	1,909	1,963
0.125% due 07/15/2022	63,822	66,363
0.125% due 01/15/2023	57,658	60,480
0.125% due 07/15/2024	64,812	70,141
0.125% due 10/15/2024	25,210	27,278
0.125% due 04/15/2025	53,286	57,706
0.125% due 10/15/2025	9,253	10,085
0.250% due 01/15/2025	47,715	51,845
0.375% due 07/15/2023	73,384	78,580
0.375% due 07/15/2025	52,062	57,377
0.500% due 04/15/2024	51,265	55,585
0.625% due 04/15/2023	69,306	73,750
0.625% due 01/15/2024	63,686	69,064
0.625% due 01/15/2026	83,276	92,641
2.375% due 01/15/2025	43,208	50,632

Total U.S. Treasury Obligations (Cost $793,689)		825,044

Total Investments in Securities (Cost $793,689)		825,044

Total Investments 99.5% (Cost $793,689)		$825,044
Other Assets and Liabilities, net 0.5%		3,740

Net Assets 100.0%		$828,784

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$825,044	$0	$825,044

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Inflation Protected Securities (a)
0.250% due 02/15/2050	$20,366	$21,324
0.625% due 02/15/2043	46,711	52,869
0.750% due 02/15/2042	50,116	58,022
0.750% due 02/15/2045	50,009	57,969
0.875% due 02/15/2047	39,665	47,856
1.000% due 02/15/2046	42,224	51,806
1.000% due 02/15/2048	37,704	46,998
1.000% due 02/15/2049	44,811	56,214
1.375% due 02/15/2044	48,899	63,992
2.125% due 02/15/2040	17,200	24,700
2.125% due 02/15/2041	44,162	63,967

Total U.S. Treasury Obligations (Cost $583,988)		545,717

Total Investments in Securities (Cost $583,988)		545,717

Total Investments 99.9% (Cost $583,988)		$545,717
Other Assets and Liabilities, net 0.1%		522

Net Assets 100.0%		$546,239

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$545,717	$0	$545,717

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury STRIPS (a)
0.000% due 11/15/2045	$472	$258
0.000% due 02/15/2046	615	332
0.000% due 05/15/2046	27,866	14,971
0.000% due 08/15/2046	28,255	15,084
0.000% due 11/15/2046	27,944	14,834
0.000% due 02/15/2047	28,159	14,893
0.000% due 05/15/2047	28,210	14,817
0.000% due 08/15/2047	27,955	14,548
0.000% due 11/15/2047	28,080	14,560
0.000% due 02/15/2048	28,236	14,553
0.000% due 05/15/2048	28,064	14,390
0.000% due 08/15/2048	28,124	14,332
0.000% due 11/15/2048	27,940	14,165
0.000% due 02/15/2049	28,108	14,150
0.000% due 05/15/2049	27,857	13,959
0.000% due 08/15/2049	27,950	13,890
0.000% due 11/15/2049	26,952	13,294
0.000% due 02/15/2050	26,470	13,032
0.000% due 05/15/2050	27,854	13,627
0.000% due 08/15/2050	29,165	14,203
0.000% due 11/15/2050	28,992	14,021
0.000% due 02/15/2051	30,500	14,599

Total U.S. Treasury Obligations (Cost $360,735)		286,512

Total Investments in Securities (Cost $360,735)		286,512

Total Investments 100.0% (Cost $360,735)		$286,512
Other Assets and Liabilities, net 0.0%		142

Net Assets 100.0%		$286,654

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$286,512	$0	$286,512

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
AAdvantage Loyalty IP Ltd. TBD% due 04/20/2028	$1,000	$1,024
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042	3,446	3,453
Jefferies Finance LLC 3.125% (LIBOR03M + 3.000%) due 06/03/2026 ~	2,265	2,247
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~	4,000	4,207
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	3,047	2,957

Total Loan Participations and Assignments (Cost $13,644)		13,888

CORPORATE BONDS & NOTES 32.4%
BANKING & FINANCE 19.1%
AerCap Ireland Capital DAC 3.875% due 01/23/2028 (i)	2,100	2,202
Aircastle Ltd. 4.250% due 06/15/2026	3,800	4,028
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,757
American Homes 4 Rent LP 4.250% due 02/15/2028	2,900	3,183
American International Group, Inc.
3.750% due 07/10/2025	1,000	1,093
4.200% due 04/01/2028	1,000	1,124
American Tower Corp.
1.300% due 09/15/2025	4,000	3,987
3.375% due 10/15/2026	3,300	3,571
AmFam Holdings, Inc. 2.805% due 03/11/2031	700	695
Antares Holdings LP 3.950% due 07/15/2026	1,000	1,010
Arch Capital Group Ltd. 3.635% due 06/30/2050	6,900	6,932
Ares Finance Co. LLC 3.250% due 06/15/2030	3,500	3,553
AvalonBay Communities, Inc. 2.450% due 01/15/2031	2,550	2,545
Aviation Capital Group LLC
3.500% due 11/01/2027	500	515
5.500% due 12/15/2024	1,500	1,679
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	3,900	3,890
3.950% due 07/01/2024	3,500	3,662
Banco Santander Mexico S.A. 4.125% due 11/09/2022	4,400	4,601
Banco Santander S.A. 3.490% due 05/28/2030	3,400	3,545
Bank of America Corp.
3.093% due 10/01/2025 •	6,500	6,940
3.419% due 12/20/2028 •	23,018	24,733
3.593% due 07/21/2028 •	9,000	9,773
4.200% due 08/26/2024	1,000	1,103
Barclays Bank PLC 7.625% due 11/21/2022 (g)	18,600	20,418
Barclays PLC
2.852% due 05/07/2026 •	4,600	4,820
4.375% due 01/12/2026	3,500	3,905
7.875% due 03/15/2022 •(f)(g)	3,700	3,897
BGC Partners, Inc.
3.750% due 10/01/2024	3,300	3,465
5.375% due 07/24/2023	5,000	5,439
Blackstone Holdings Finance Co. LLC 3.500% due 09/10/2049	5,400	5,461
BNP Paribas S.A.
2.219% due 06/09/2026 •	9,250	9,491
4.400% due 08/14/2028	700	798
4.625% due 02/25/2031 •(f)(g)	2,000	1,992
BPCE S.A. 5.700% due 10/22/2023	6,600	7,379

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Brandywine Operating Partnership LP 3.950% due 11/15/2027	1,500	1,595
Brixmor Operating Partnership LP
3.650% due 06/15/2024	7,000	7,538
4.125% due 05/15/2029	5,000	5,407
Brookfield Finance, Inc. 3.500% due 03/30/2051	5,000	4,787
Cantor Fitzgerald LP 4.875% due 05/01/2024	1,300	1,440
Capital One Financial Corp. 4.200% due 10/29/2025	15	17
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,500	4,708
CI Financial Corp. 3.200% due 12/17/2030	4,000	3,982
CIT Group, Inc. 4.750% due 02/16/2024	4,000	4,356
Citigroup, Inc.
3.668% due 07/24/2028 •	7,300	7,988
3.887% due 01/10/2028 •	10,750	11,825
5.500% due 09/13/2025	4,000	4,641
Cooperatieve Rabobank UA
3.875% due 09/26/2023	6,150	6,650
3.950% due 11/09/2022	2,000	2,107
Credit Suisse AG 6.500% due 08/08/2023 (g)	15,400	16,996
Credit Suisse Group AG
3.750% due 03/26/2025	5,600	6,041
7.125% due 07/29/2022 •(f)(g)	7,500	7,815
7.500% due 07/17/2023 •(f)(g)	400	424
7.500% due 12/11/2023 •(f)(g)	4,700	5,102
Crown Castle International Corp.
4.300% due 02/15/2029	2,000	2,244
4.450% due 02/15/2026	5,200	5,860
CyrusOne LP 2.900% due 11/15/2024	5,600	5,927
Deutsche Bank AG
2.129% due 11/24/2026 •(h)	2,000	2,006
3.375% due 05/12/2021	13,100	13,138
3.547% due 09/18/2031 •	1,700	1,757
3.729% due 01/14/2032 •(h)	2,200	2,136
3.961% due 11/26/2025 •	2,500	2,709
4.250% due 10/14/2021	5,600	5,705
Discover Financial Services 4.500% due 01/30/2026	5,400	6,097
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025	517	515
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	253	252
E*TRADE Financial Corp. 4.500% due 06/20/2028	1,000	1,143
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,000	1,121
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	300	334
Farmers Insurance Exchange 4.747% due 11/01/2057 •	2,000	2,085
Fidelity National Financial, Inc. 2.450% due 03/15/2031	3,050	2,953
First American Financial Corp. 4.000% due 05/15/2030	4,000	4,332
Ford Motor Credit Co. LLC
3.350% due 11/01/2022	3,100	3,167
3.550% due 10/07/2022	5,000	5,128
5.596% due 01/07/2022	3,000	3,089
5.875% due 08/02/2021	4,100	4,160
Freedom Mortgage Corp. 8.250% due 04/15/2025	2,000	2,087
GA Global Funding Trust 1.625% due 01/15/2026	4,200	4,198
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	6,450	7,392
General Motors Financial Co., Inc. 1.228% (US0003M + 0.990%) due 01/05/2023 ~	500	504
Global Atlantic Fin Co. 4.400% due 10/15/2029	6,000	6,333
GLP Capital LP
4.000% due 01/15/2030	5,100	5,315
5.750% due 06/01/2028	2,600	3,007
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	7,600	8,320
3.850% due 01/26/2027	13,900	15,254
4.223% due 05/01/2029 •	2,200	2,470
Golub Capital BDC, Inc. 2.500% due 08/24/2026	3,000	2,938

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	5,000	5,317
Healthcare Trust of America Holdings LP 3.750% due 07/01/2027	4,600	5,098
HSBC Holdings PLC
2.099% due 06/04/2026 •	3,500	3,563
3.033% due 11/22/2023 •	8,400	8,739
4.250% due 03/14/2024	6,000	6,534
4.250% due 08/18/2025	7,660	8,431
4.292% due 09/12/2026 •	750	831
4.583% due 06/19/2029 •	5,300	5,962
6.000% due 05/22/2027 •(f)(g)	2,600	2,853
6.500% due 03/23/2028 •(f)(g)	3,000	3,369
Hudson Pacific Properties LP 3.950% due 11/01/2027	900	966
ING Groep NV 6.875% due 04/16/2022 •(f)(g)	200	209
Intercontinental Exchange, Inc. 3.750% due 12/01/2025	800	878
JPMorgan Chase & Co.
3.540% due 05/01/2028 •	850	926
3.782% due 02/01/2028 •	19,000	20,958
4.023% due 12/05/2024 •	140	152
KKR Group Finance Co. LLC
3.500% due 08/25/2050	4,500	4,469
3.750% due 07/01/2029	1,250	1,383
LeasePlan Corp. NV 2.875% due 10/24/2024	3,300	3,473
Liberty Mutual Group, Inc. 4.300% due 02/01/2061	4,800	4,335
Life Storage LP 3.875% due 12/15/2027	2,100	2,328
Lloyds Banking Group PLC
1.326% due 06/15/2023 •	10,200	10,301
2.907% due 11/07/2023 •	16,000	16,583
3.574% due 11/07/2028 •	1,300	1,405
4.450% due 05/08/2025	1,000	1,118
7.500% due 09/27/2025 •(f)(g)	5,000	5,725
Loews Corp. 3.200% due 05/15/2030	2,050	2,171
Low Income Investment Fund 3.711% due 07/01/2029	2,500	2,647
Mid-America Apartments LP 4.000% due 11/15/2025	7,500	8,330
MMcapS Funding Ltd. 0.485% (US0003M + 0.290%) due 12/26/2039 ~	707	656
Morgan Stanley
3.125% due 07/27/2026	660	711
3.625% due 01/20/2027	2,100	2,306
3.772% due 01/24/2029 •	17,500	19,152
7.500% due 04/02/2032 þ(h)	9,000	7,200
Nationwide Building Society 4.363% due 08/01/2024 •	2,485	2,684
Natwest Group PLC
4.519% due 06/25/2024 •	5,000	5,401
4.800% due 04/05/2026	1,000	1,135
8.625% due 08/15/2021 •(f)(g)	9,000	9,234
New York Life Insurance Co. 4.450% due 05/15/2069	3,700	4,381
Nippon Life Insurance Co. 2.750% due 01/21/2051 •	5,750	5,462
Nissan Motor Acceptance Corp.
0.883% due 09/28/2022 •	1,000	1,000
2.600% due 09/28/2022	1,000	1,025
2.650% due 07/13/2022	1,800	1,839
2.800% due 01/13/2022	200	203
3.875% due 09/21/2023	3,800	4,054
Nomura Holdings, Inc. 2.648% due 01/16/2025	2,300	2,380
Nordea Bank Abp
6.125% due 09/23/2024 •(f)	550	599
6.625% due 03/26/2026 •(f)(g)	5,600	6,403
Ohio National Financial Services, Inc. 5.550% due 01/24/2030	3,300	3,605
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	3,350	3,684
5.250% due 01/15/2026	200	226
OneMain Finance Corp. 6.125% due 05/15/2022	4,500	4,725
Pacific Life Insurance Co. 9.250% due 06/15/2039	5,000	7,609
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	2,500	2,719
Physicians Realty LP 4.300% due 03/15/2027	2,000	2,199

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Piper Jaffray Cos. 4.740% due 10/15/2021	4,000	4,025
Preferred Term Securities Ltd. 0.484% (US0003M + 0.300%) due 03/22/2037 ~	2,609	2,296
Sabra Health Care LP 4.800% due 06/01/2024	3,600	3,922
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	2,900	3,033
3.823% due 11/03/2028 •	5,000	5,464
Service Properties Trust
3.950% due 01/15/2028	3,000	2,773
4.375% due 02/15/2030	1,300	1,197
Societe Generale S.A.
5.375% due 11/18/2030 •(f)(g)	3,200	3,300
7.375% due 09/13/2021 •(f)(g)	1,200	1,228
Spirit Realty LP 4.450% due 09/15/2026	700	777
Standard Chartered PLC 1.281% (SOFRRATE + 1.250%) due 10/14/2023 ~	15,000	15,168
State Bank of India 4.000% due 01/24/2022	5,000	5,120
STORE Capital Corp. 4.625% due 03/15/2029	2,100	2,338
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024	6,800	7,131
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050	6,050	5,898
Trust Fibra Uno 4.869% due 01/15/2030	4,900	5,321
UBS AG
5.125% due 05/15/2024 (g)	2,500	2,758
7.625% due 08/17/2022 (g)	17,550	19,136
UBS Group AG
5.125% due 07/29/2026 •(f)(g)	800	850
7.000% due 02/19/2025 •(f)(g)	200	228
UDR, Inc. 3.500% due 07/01/2027	2,400	2,616
UniCredit SpA 7.830% due 12/04/2023	5,000	5,831
Unum Group 4.500% due 03/15/2025	3,000	3,356
VEREIT Operating Partnership LP
3.100% due 12/15/2029	4,000	4,092
3.950% due 08/15/2027	300	330
Wells Fargo & Co.
3.550% due 09/29/2025	800	873
3.584% due 05/22/2028 •	17,250	18,823
4.478% due 04/04/2031 •	10,000	11,524
Welltower, Inc. 3.625% due 03/15/2024	5,000	5,396
Willis North America, Inc. 2.950% due 09/15/2029	1,300	1,345
WP Carey, Inc. 2.400% due 02/01/2031	3,900	3,740

		790,816

INDUSTRIALS 11.3%
7-Eleven, Inc.
0.645% (US0003M + 0.450%) due 08/10/2022 ~	10,300	10,311
0.800% due 02/10/2024	2,700	2,692
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	3,000	3,032
Air Canada Pass-Through Trust 5.250% due 10/01/2030	2,600	2,801
Alcon Finance Corp. 2.600% due 05/27/2030	3,200	3,213
American Airlines Pass-Through Trust 3.375% due 11/01/2028	4,107	4,001
American Airlines, Inc.
5.500% due 04/20/2026	700	729
5.750% due 04/20/2029	800	852
AP Moller - Maersk A/S 3.750% due 09/22/2024	2,500	2,703
Arrow Electronics, Inc.
3.250% due 09/08/2024	5,000	5,345
3.875% due 01/12/2028	2,500	2,715
Ashtead Capital, Inc. 4.250% due 11/01/2029	5,000	5,373
Bacardi Ltd.
4.450% due 05/15/2025	5,000	5,563
5.150% due 05/15/2038	1,200	1,437
Baidu, Inc. 3.875% due 09/29/2023	1,300	1,392
BAT Capital Corp.
2.259% due 03/25/2028	5,200	5,125

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

4.390% due 08/15/2037	3,200	3,359
BAT International Finance PLC 1.668% due 03/25/2026	3,700	3,665
Berry Global, Inc. 0.950% due 02/15/2024	3,500	3,486
Boeing Co.
5.705% due 05/01/2040	100	123
5.805% due 05/01/2050	100	126
Bowdoin College 4.693% due 07/01/2112	3,400	4,008
Broadcom, Inc.
4.110% due 09/15/2028	7,435	8,141
5.000% due 04/15/2030	1,600	1,826
California Institute of Technology 4.283% due 09/01/2116	3,000	3,210
Campbell Soup Co. 3.650% due 03/15/2023	3,400	3,601
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	1,000	1,125
Charter Communications Operating LLC 4.908% due 07/23/2025	4,800	5,445
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/2027	5,000	5,724
Choice Hotels International, Inc. 3.700% due 12/01/2029	6,700	7,042
Citrix Systems, Inc.
3.300% due 03/01/2030	3,620	3,728
4.500% due 12/01/2027	3,000	3,420
CommonSpirit Health 4.187% due 10/01/2049	7,300	7,907
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	4,328
4.500% due 09/16/2025	3,500	3,920
CVS Health Corp.
3.000% due 08/15/2026	4,000	4,279
3.700% due 03/09/2023	2,027	2,152
3.750% due 04/01/2030	2,600	2,839
4.100% due 03/25/2025	2,402	2,662
4.125% due 04/01/2040	7,150	7,917
4.250% due 04/01/2050	3,400	3,823
DAE Funding LLC
1.625% due 02/15/2024	2,600	2,597
2.625% due 03/20/2025	4,000	4,036
3.375% due 03/20/2028	5,000	4,978
4.500% due 08/01/2022	400	404
Dell International LLC
4.000% due 07/15/2024	6,500	7,060
4.900% due 10/01/2026	3,000	3,405
5.300% due 10/01/2029	2,400	2,809
5.450% due 06/15/2023	4,000	4,373
6.020% due 06/15/2026	1,000	1,185
6.100% due 07/15/2027	700	842
6.200% due 07/15/2030	1,000	1,243
Diageo Capital PLC 2.125% due 04/29/2032	300	290
Diamondback Energy, Inc. 3.500% due 12/01/2029	200	208
eBay, Inc. 3.600% due 06/05/2027	1,000	1,091
Ecopetrol S.A. 5.875% due 09/18/2023	5,200	5,751
Energy Transfer Operating LP 5.200% due 02/01/2022	2,275	2,334
Energy Transfer Partners LP
4.500% due 11/01/2023	5,000	5,385
5.000% due 10/01/2022	2,500	2,627
Enterprise Products Operating LLC 5.700% due 02/15/2042	200	256
Equinor ASA 3.125% due 04/06/2030	2,100	2,223
ERAC USA Finance LLC 3.800% due 11/01/2025	900	989
Expedia Group, Inc.
3.800% due 02/15/2028	2,500	2,649
6.250% due 05/01/2025	1,054	1,220
Fairstone Financial, Inc. 7.875% due 07/15/2024	2,000	2,106
Ferguson Finance PLC 3.250% due 06/02/2030	2,000	2,109
Flex Ltd.
4.750% due 06/15/2025	1,600	1,787
4.875% due 06/15/2029	2,000	2,260
Ford Foundation 2.815% due 06/01/2070	4,400	3,986
General Electric Co. 4.250% due 05/01/2040	6,000	6,594

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Georgetown University 5.215% due 10/01/2118		6,560	8,422
Global Payments, Inc.
2.650% due 02/15/2025		2,600	2,733
3.200% due 08/15/2029		2,600	2,741
Hyatt Hotels Corp. 3.191% (US0003M + 3.000%) due 09/01/2022 ~		4,000	4,031
IHS Markit Ltd. 4.750% due 08/01/2028		500	578
Imperial Brands Finance PLC
3.500% due 07/26/2026		5,000	5,350
3.875% due 07/26/2029		2,000	2,134
Infor, Inc. 1.750% due 07/15/2025		6,100	6,172
Kinder Morgan Energy Partners LP 4.300% due 05/01/2024		850	934
Kinder Morgan, Inc.
5.625% due 11/15/2023		2,000	2,223
7.750% due 01/15/2032		3,000	4,220
Kraft Heinz Foods Co. 3.950% due 07/15/2025		3,131	3,452
Las Vegas Sands Corp. 3.200% due 08/08/2024		3,600	3,756
Magellan Health, Inc. 4.900% due 09/22/2024		5,500	5,916
Marvell Technology Group Ltd. 4.200% due 06/22/2023		3,000	3,211
Massachusetts Institute of Technology 4.678% due 07/01/2114		1,360	1,759
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069		3,250	3,790
Micron Technology, Inc. 4.185% due 02/15/2027		6,000	6,669
Mileage Plus Holdings LLC 6.500% due 06/20/2027		3,400	3,732
MPLX LP 4.250% due 12/01/2027		4,200	4,728
National Fuel Gas Co. 2.950% due 03/01/2031		3,900	3,760
New York and Presbyterian Hospital 4.763% due 08/01/2116		3,000	3,564
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		3,850	4,030
3.522% due 09/17/2025		3,800	4,028
NXP BV
3.150% due 05/01/2027		700	744
3.400% due 05/01/2030		1,000	1,058
ONEOK Partners LP 3.375% due 10/01/2022		3,200	3,307
Oracle Corp. 3.600% due 04/01/2050		16,400	15,913
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		4,300	4,524
Petroleos Mexicanos 6.490% due 01/23/2027		311	325
Petronas Capital Ltd. 4.550% due 04/21/2050		1,600	1,901
Prosus NV 3.680% due 01/21/2030		2,700	2,791
Quanta Services, Inc. 2.900% due 10/01/2030		4,850	4,926
RELX Capital, Inc. 3.000% due 05/22/2030		500	519
Rockies Express Pipeline LLC 3.600% due 05/15/2025		3,000	3,013
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	200	301
Royalty Pharma PLC 1.750% due 09/02/2027		$5,000	4,860
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025		2,000	2,288
5.750% due 05/15/2024		900	1,016
5.875% due 06/30/2026		3,000	3,517
Sands China Ltd.
4.600% due 08/08/2023		6,600	7,074
5.400% due 08/08/2028		1,200	1,374
Sky Ltd. 3.125% due 11/26/2022		1,000	1,044
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		6,500	6,980
Starbucks Corp. 4.450% due 08/15/2049		200	232
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026		100	108
5.950% due 12/01/2025		2,300	2,681

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Sutter Health 3.361% due 08/15/2050	9,400	9,328
Syngenta Finance NV 4.441% due 04/24/2023	5,400	5,660
T-Mobile USA, Inc.
1.500% due 02/15/2026	900	893
2.050% due 02/15/2028	5,000	4,909
Teck Resources Ltd. 6.250% due 07/15/2041	200	247
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	8,000	7,975
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023	5,500	5,482
Time Warner Entertainment Co. LP 8.375% due 07/15/2033	500	725
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	1,180	1,503
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	3,500	3,180
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	116	114
United Airlines Pass-Through Trust
3.100% due 01/07/2030	815	836
3.450% due 01/07/2030	3,424	3,439
4.550% due 08/25/2031	2,277	2,406
VMware, Inc. 4.700% due 05/15/2030	6,700	7,734
Wabtec Corp. 3.450% due 11/15/2026	1,200	1,295
Wesleyan University 4.781% due 07/01/2116	3,248	3,879
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	1,200	1,271
4.400% due 03/15/2024	1,800	1,959
4.950% due 09/15/2028	6,130	6,993
WRKCo, Inc. 3.900% due 06/01/2028	500	551
Yara International ASA 3.148% due 06/04/2030	1,500	1,547
ZF North America Capital, Inc. 4.500% due 04/29/2022	2,500	2,563

		468,855

UTILITIES 2.0%
American Transmission Systems, Inc. 5.000% due 09/01/2044	300	347
AT&T, Inc.
3.550% due 09/15/2055	60	55
3.650% due 09/15/2059	98	90
3.800% due 12/01/2057	602	574
3.850% due 06/01/2060	12,000	11,497
4.300% due 02/15/2030	4,163	4,690
Consolidated Edison Co. of New York, Inc. 3.950% due 04/01/2050	3,000	3,263
Edison International 2.950% due 03/15/2023	700	724
Enable Midstream Partners LP 3.900% due 05/15/2024	2,750	2,931
Exelon Corp. 4.050% due 04/15/2030	3,250	3,624
FirstEnergy Corp. 4.400% due 07/15/2027	6,100	6,564
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	4,450	4,814
Jersey Central Power & Light Co. 4.300% due 01/15/2026	300	328
Metropolitan Edison Co. 4.300% due 01/15/2029	600	662
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	900	976
NGPL PipeCo LLC 4.875% due 08/15/2027	3,200	3,579
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	173	171
ONEOK, Inc. 7.150% due 01/15/2051	100	135
Pacific Gas & Electric Co.
1.573% (US0003M + 1.375%) due 11/15/2021 ~	2,050	2,054
3.300% due 03/15/2027	900	939
3.300% due 12/01/2027	100	105
3.300% due 08/01/2040	4,200	3,815
3.500% due 08/01/2050	500	435
3.750% due 07/01/2028	500	531
4.450% due 04/15/2042	2,000	1,981
4.500% due 07/01/2040	1,700	1,728

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

4.550% due 07/01/2030	9,100	9,877
Pennsylvania Electric Co.
3.250% due 03/15/2028	1,100	1,131
3.600% due 06/01/2029	2,000	2,105
Plains All American Pipeline LP
3.600% due 11/01/2024	7,987	8,504
3.650% due 06/01/2022	650	666
3.850% due 10/15/2023	225	238
SES S.A. 3.600% due 04/04/2023	1,700	1,790
Sprint Corp. 7.125% due 06/15/2024	500	576

		81,499

Total Corporate Bonds & Notes (Cost $1,279,055)		1,341,170

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.4%
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	6,000	5,771
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	7,506	9,513
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	2,100	2,615

		17,899

FLORIDA 0.3%
Palm Beach County, Florida Revenue Bonds, Series 2013 5.250% due 11/01/2043	7,520	8,445
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030	3,000	3,000

		11,445

ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	6,800	8,449

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, Series 2017 3.800% due 07/01/2022	1,000	1,030
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	7,900	8,161

		9,191

NEW YORK 0.2%
Port Authority of New York & New Jersey Revenue Bonds, Series 2015 4.810% due 10/15/2065	1,000	1,291
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	7,500	7,326

		8,617

TEXAS 0.2%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	4,449
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,700	1,708

		6,157

VIRGINIA 0.1%
University of Virginia Revenue Bonds, Series 2017 4.179% due 09/01/2117	870	996
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,300	4,608

		5,604

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.000% due 06/01/2035	3,000	3,082

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

4.875% due 06/01/2049	5,000	5,086

		8,168

Total Municipal Bonds & Notes (Cost $73,329)		75,530

U.S. GOVERNMENT AGENCIES 37.1%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(e)	144	132
0.570% due 08/25/2022 ~(a)	7,127	31
1.910% due 12/01/2028 •	185	185
2.280% due 11/01/2035 •	2	2
2.335% due 10/01/2035 •	3	3
2.468% due 09/01/2034 •	31	31
2.500% due 03/25/2033	1	1
3.000% due 03/25/2033 - 02/25/2043	3	3
3.500% due 06/25/2042 - 05/25/2043	611	658
3.695% due 04/01/2036 •	8	8
4.000% due 10/01/2026 - 07/01/2044	1,906	2,016
4.500% due 09/01/2023 - 06/01/2051	1,302	1,404
5.000% due 05/01/2026 - 11/01/2039	1,185	1,282
5.500% due 12/01/2031 - 04/01/2039	1,272	1,397
5.891% due 09/25/2042 •(a)	38,285	8,155
6.000% due 05/25/2031 - 09/01/2037	1,057	1,146
6.311% due 04/25/2040 •(a)	65	11
6.500% due 01/01/2036 - 05/01/2038	104	117
6.848% due 05/25/2042 •	185	196
7.000% due 04/01/2037 - 03/01/2038	66	77
7.091% due 05/25/2036 •(a)	1,217	220
7.500% due 10/01/2037	77	91
20.707% due 01/25/2036 •	134	176
24.074% due 07/25/2023 •	4	4
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	646	615
0.650% due 10/27/2025	37,000	36,629
0.800% due 10/28/2026	20,000	19,623
2.106% due 06/15/2040 ~(a)	13,098	619
2.365% due 11/01/2023 •	1	1
2.730% due 07/01/2036 •	8	9
2.792% due 10/01/2036 •	1	1
3.000% due 01/01/2043 - 04/01/2043	7	7
3.127% due 12/01/2031 •	65	65
3.500% due 12/15/2028 (a)	1,721	107
3.500% due 10/01/2033 - 04/01/2049	89,834	95,541
4.000% due 09/01/2033 - 06/01/2049	114,502	123,432
4.219% due 11/15/2048 •(a)	40,470	4,042
4.500% due 02/01/2034 - 11/01/2044	6,417	7,139
4.844% due 12/15/2040 •(a)	2,490	281
4.924% due 05/15/2041 •	1,510	1,541
5.000% due 03/01/2033 - 07/15/2041	508	571
5.250% due 04/15/2033	27	30
5.500% due 01/01/2023 - 10/01/2037	1,726	1,930
6.000% due 01/01/2034 - 08/01/2037	140	154
6.500% due 01/01/2037 - 07/01/2037	24	27
6.859% due 06/15/2042 •	635	600
8.500% due 12/01/2022 - 03/01/2023	10	11
9.000% due 12/01/2025 - 08/01/2030	5	5
9.500% due 01/01/2025	8	8
9.688% due 01/15/2041 •	5,271	6,466
10.000% due 04/01/2025	2	2
18.990% due 10/15/2023 •	49	57
19.371% due 05/15/2033 •	42	60
Ginnie Mae
3.500% due 12/20/2040 - 03/20/2047	16,213	17,575
4.000% due 09/20/2040 - 06/15/2047	31,529	34,129
4.500% due 08/20/2038 - 02/20/2047	2,339	2,540
4.750% due 01/20/2035	43	50
5.000% due 03/20/2034 - 05/20/2047	637	693
5.500% due 04/16/2034 - 11/20/2038	55	62
6.000% due 08/20/2038 - 02/20/2039	79	86
6.500% due 12/20/2038	27	29
Ginnie Mae, TBA
2.500% due 05/01/2051	76,000	78,271
3.000% due 06/01/2051	9,000	9,373
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (e)	2,500	1,594
4.250% due 09/15/2065	10,000	12,924
Uniform Mortgage-Backed Security
2.500% due 06/01/2050 - 07/01/2050	69,345	71,261
3.000% due 03/01/2050 - 07/01/2050	177,243	185,235
3.500% due 09/01/2045 - 06/01/2050	100,210	106,273
4.000% due 04/01/2022 - 08/01/2049	116,632	126,516
4.500% due 05/01/2021 - 02/01/2049	35,212	38,902
4.750% due 09/01/2033	130	143
5.000% due 01/01/2023 - 09/01/2025	100	105
7.000% due 09/01/2021 - 01/01/2023	177	181

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

7.500% due 10/01/2021 - 01/01/2022	7	7
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2051 - 06/01/2051	406,278	415,766
3.000% due 04/01/2051 - 05/01/2051	113,000	117,727

Total U.S. Government Agencies (Cost $1,524,869)		1,536,361

U.S. TREASURY OBLIGATIONS 20.3%
U.S. Treasury Bonds
1.875% due 02/15/2041	90,000	83,826
2.250% due 08/15/2049 (k)	144,600	139,881
3.000% due 02/15/2049 (k)	2,000	2,248
U.S. Treasury Notes
1.125% due 02/29/2028 (i)(k)	594,700	584,386
1.125% due 02/15/2031 (i)	31,200	29,481

Total U.S. Treasury Obligations (Cost $862,551)		839,822

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
ACRES Commercial Realty Corp. 2.608% due 04/17/2037 •	2,010	2,015
American Home Mortgage Investment Trust 1.701% due 09/25/2045 •	5	5
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	4,600	4,742
BAMLL Commercial Mortgage Securities Trust 1.306% due 03/15/2034 •	5,385	5,392
Banc of America Funding Trust 0.270% due 08/27/2036 ~	8,632	8,048
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	1,000	1,143
BCAP LLC Trust 0.259% due 05/25/2047 ^•	2,796	2,782
Bear Stearns ALT-A Trust 0.749% due 04/25/2034 •	23	24
BXMT Ltd. 1.508% due 03/15/2037 •	7,500	7,532
Chase Mortgage Finance Trust 6.000% due 05/25/2036	4,584	3,251
ChaseFlex Trust 6.500% due 02/25/2037	4,331	2,353
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	7,800	8,400
3.778% due 09/10/2058	8,100	8,907
Citigroup Mortgage Loan Trust
0.909% due 08/25/2035 ^•	748	699
3.228% due 09/25/2059 þ	3,395	3,418
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034	2,163	2,232
Countrywide Alternative Loan Trust
0.289% due 05/25/2047 •	221	211
0.359% due 06/25/2037 ^•	681	545
0.431% due 12/20/2035 •	4,462	4,311
5.500% due 07/25/2035	1,555	1,397
5.500% due 08/25/2035	469	467
5.500% due 12/25/2035	988	903
5.500% due 02/25/2036	2,025	1,954
5.750% due 05/25/2036	447	294
6.000% due 04/25/2037	4,537	4,521
6.250% due 08/25/2036	413	339
Countrywide Home Loan Mortgage Pass-Through Trust
0.649% due 03/25/2035 •	104	101
2.581% due 03/20/2036 ~	835	835
2.807% due 02/20/2036 ~	1,033	1,021
3.081% due 11/25/2037 ~	3,319	3,308
Countrywide Home Loan Reperforming REMIC Trust 0.458% due 01/25/2036 •	2,150	2,094
Credit Suisse First Boston Mortgage Securities Corp.
0.759% due 11/25/2031 •	34	22
3.052% due 11/25/2034 ~	30	32
Credit Suisse Mortgage Capital Certificates
3.482% due 08/26/2058 ~	4,289	4,294
6.000% due 07/25/2037 ^	739	707
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 03/25/2037	971	748
6.421% due 10/25/2037 ~	3,965	3,366
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	4,788	4,850
3.007% due 10/27/2059 ~	6,160	6,219
3.023% due 08/25/2060 ~	5,462	5,560
3.322% due 10/25/2058 ~	3,437	3,466
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.349% due 01/25/2047 •	4,338	3,918
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	188	186
5.665% due 02/25/2036 ~	1,741	1,731

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

GCAT LLC
2.611% due 12/25/2025 þ	5,202	5,233
2.981% due 09/25/2025 þ	5,674	5,740
3.228% due 11/26/2049 þ	6,063	6,151
Great Hall Mortgages PLC 0.320% due 06/18/2039 •	2,101	2,056
GSMPS Mortgage Loan Trust 0.459% due 01/25/2036 •	2,586	2,160
GSR Mortgage Loan Trust
2.873% due 11/25/2035 ~	14	14
3.018% due 01/25/2036 ~	1,705	1,740
3.403% due 09/25/2034 ~	217	225
6.000% due 03/25/2036	5,469	3,493
6.500% due 05/25/2036	786	364
HarborView Mortgage Loan Trust
0.300% due 01/19/2038 •	4,501	4,323
0.315% due 12/19/2036 •	2,702	2,528
0.650% due 03/19/2035 •	1,474	1,479
HomeBanc Mortgage Trust 0.769% due 10/25/2035 •	576	583
Impac Secured Assets Trust 0.309% due 11/25/2036 •	2,725	2,568
IndyMac Mortgage Loan Trust 3.219% due 09/25/2036 ~	1,919	1,580
JP Morgan Alternative Loan Trust 2.799% due 12/25/2035 ^~	644	554
JP Morgan Chase Commercial Mortgage Securities Trust 3.648% due 12/15/2049 ~	3,700	4,061
JP Morgan Mortgage Trust
2.920% due 02/25/2036 ^~	1,034	918
3.171% due 07/25/2035 ~	22	22
6.000% due 08/25/2037 ^	985	738
6.500% due 01/25/2036 ^	5,701	4,392
JP Morgan Resecuritization Trust 5.319% due 07/27/2037 ~	9	10
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052	10,000	9,698
Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ	2,071	2,073
3.000% due 06/25/2059 þ	4,649	4,681
Lehman XS Trust
0.289% due 12/25/2036 •	4,223	4,349
0.299% due 11/25/2046 •	3,833	3,625
1.259% due 11/25/2035 •	46	47
MASTR Adjustable Rate Mortgages Trust
0.000% due 04/25/2034 ~	1,049	968
2.030% (US0012M + 1.750%) due 12/25/2035 ~	5,657	5,803
2.498% due 03/25/2035 ~	215	215
Merrill Lynch Mortgage Investors Trust
0.669% due 07/25/2029 •	370	364
2.303% due 05/25/2029 ~	14	14
MFA Trust
1.014% due 01/26/2065 ~	7,225	7,230
1.324% due 01/26/2065 ~	1,968	1,969
1.381% due 04/25/2065 ~	12,520	12,640
1.632% due 01/26/2065 ~	3,781	3,783
1.638% due 04/25/2065 ~	5,175	5,228
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	5,732	5,924
2.750% due 08/25/2059 ~	1,412	1,463
Morgan Stanley Mortgage Loan Trust 2.077% due 06/25/2036 ~	3,564	3,758
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.359% due 06/25/2037 •	7,476	6,248
Nomura Resecuritization Trust 6.500% due 10/26/2037	2,467	1,707
One New York Plaza Trust 1.056% due 01/15/2026 •	6,100	6,148
RBSGC Mortgage Loan Trust 0.489% due 12/25/2034 •	1,783	1,562
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,985	1,901
6.500% due 07/25/2037 ^	3,224	3,145
Residential Asset Securitization Trust
0.659% due 08/25/2033 •	33	30
5.500% due 08/25/2034	1,717	1,790
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	804	802
Sequoia Mortgage Trust
0.736% due 02/20/2035 •	726	718
0.811% due 07/20/2033 •	32	32
Starwood Mortgage Residential Trust
1.439% due 11/25/2055 ~	2,190	2,195
1.593% due 11/25/2055 ~	2,828	2,835
Thornburg Mortgage Securities Trust
1.529% due 06/25/2037 •	313	310

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

3.054% due 10/25/2046 •	1,921	1,946
Verus Securitization Trust
3.035% due 03/25/2060 ~	100	104
3.889% due 03/25/2060 ~	300	312
WaMu Mortgage Pass-Through Certificates Trust 1.957% due 10/25/2046 •	1,660	1,615
Washington Mutual Mortgage Pass-Through Certificates Trust
1.229% due 05/25/2046 ^•	571	496
4.242% due 10/25/2036 ^þ	8,719	4,532
Wells Fargo Commercial Mortgage Trust
2.448% due 06/15/2053	13,900	14,022
3.451% due 02/15/2048	3,500	3,772
Wells Fargo Mortgage-Backed Securities Trust
2.934% due 12/28/2037 ~	2,818	2,749
3.132% due 08/25/2036 ^~	455	449
Worldwide Plaza Trust 3.526% due 11/10/2036	8,900	9,604

Total Non-Agency Mortgage-Backed Securities (Cost $312,429)		312,131

ASSET-BACKED SECURITIES 16.2%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	7,619	7,670
AASET Trust 3.967% due 05/16/2042	2,085	2,092
AASET U.S. Ltd. 3.844% due 01/16/2038	2,004	1,917
ACE Securities Corp. Home Equity Loan Trust 0.609% due 10/25/2036 •	5,604	3,195
Adams Mill CLO Ltd. 1.341% due 07/15/2026 •	616	616
Aegis Asset-Backed Securities Trust 0.829% due 08/25/2035 •	334	329
ALESCO Preferred Funding Ltd.
0.553% due 12/23/2036 •	1,626	1,508
0.947% due 09/23/2038 •	2,922	2,798
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.477% due 06/25/2033 •	3,707	3,780
Anchorage Capital CLO Ltd.
1.601% due 10/20/2031 •	3,000	3,009
1.611% due 07/15/2032 •	3,000	3,005
Arbor Realty Commercial Real Estate Notes Ltd. 1.256% due 05/15/2037 •	6,500	6,506
Argent Securities Trust 0.489% due 03/25/2036 •	4,303	4,057
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.569% due 01/25/2036 •	6,431	6,239
Asset-Backed Funding Certificates Trust
0.249% due 10/25/2036 •	1,909	1,833
0.589% due 09/25/2036 •	3,913	3,717
Asset-Backed Securities Corp. Home Equity Loan Trust
0.814% due 11/25/2035 •	3,000	2,986
0.919% due 06/25/2034 •	3,161	3,096
3.331% due 08/15/2032 •	469	473
Atlas Senior Loan Fund Ltd. 1.523% due 01/16/2030 •	14,400	14,408
Atrium Corp. 1.052% due 04/22/2027 •	1,804	1,804
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	2,672	2,687
Bear Stearns Asset-Backed Securities Trust
0.339% due 11/25/2036 •	3,200	2,763
1.009% due 03/25/2034 •	2,720	2,727
1.084% due 12/25/2034 •	2,544	2,520
1.234% due 03/25/2035 •	800	796
1.309% due 08/25/2043 •	403	406
BlueMountain CLO Ltd.
1.492% due 08/20/2032 •	1,200	1,202
1.723% due 07/18/2027 •	1,700	1,700
Carrington Mortgage Loan Trust
0.269% due 10/25/2036 •	3,264	2,853
0.369% due 02/25/2037 •	6,284	6,071
1.159% due 05/25/2035 •	5,100	5,066
1.463% due 10/17/2029 •	15,400	15,406
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	1,431	1,437
Catamaran CLO Ltd. 1.313% due 01/18/2029 •	9,950	9,960
Cathedral Lake CLO Ltd. 1.049% due 07/15/2029 «•(c)	14,500	14,498
Cathedral Lake Ltd. 1.929% due 10/20/2030	9,000	9,006
CIT Mortgage Loan Trust
1.459% due 10/25/2037 •	2,021	2,034
1.609% due 10/25/2037 •	5,000	5,099

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Citigroup Mortgage Loan Trust
0.429% due 09/25/2036 •	1,485	1,258
6.664% due 05/25/2036 þ	5,003	2,582
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.084% due 05/25/2035 •	8,237	8,168
Citigroup Mortgage Loan Trust, Inc.
0.369% due 03/25/2037 •	319	302
0.784% due 10/25/2035 ^•	1,000	999
1.009% due 01/25/2036 •	1,780	1,727
CLNC FL1 Ltd. 1.360% due 08/20/2035 •	5,000	4,998
Countrywide Asset-Backed Certificates
0.249% due 06/25/2035 •	4,143	3,910
0.329% due 09/25/2037 ^•	3,213	3,159
0.339% due 04/25/2047 •	6,800	6,174
1.384% due 10/25/2034 •	176	176
Countrywide Asset-Backed Certificates Trust 0.909% due 08/25/2047 •	2,229	2,221
Countrywide Asset-Backed Certificates Trust, Inc. 1.159% due 09/25/2034 •	1,590	1,568
Dryden Senior Loan Fund 1.261% due 04/15/2029 •	8,800	8,815
ECMC Group Student Loan Trust 1.109% due 01/27/2070 •	5,763	5,838
EMC Mortgage Loan Trust 1.218% due 08/25/2040 •	1,435	1,433
First Franklin Mortgage Loan Asset-Backed Certificates 0.934% due 05/25/2034 •	2,386	2,364
First Franklin Mortgage Loan Trust
0.228% due 12/25/2037 •	4,243	4,099
0.429% due 10/25/2036 •	4,346	3,562
0.709% due 11/25/2035 •	376	370
1.294% due 12/25/2034 •	1,475	1,457
Flagship CLO Ltd. 1.073% due 01/16/2026 •	1,249	1,252
Fremont Home Loan Trust 1.159% due 11/25/2034 •	586	585
Galaxy CLO Ltd. 1.441% due 10/15/2030 •	700	700
GSAA Home Equity Trust 0.329% due 03/25/2047 •	3,521	1,780
GSAMP Trust
0.859% due 01/25/2034 •	1,329	1,306
0.889% due 07/25/2045 •	3,300	3,292
1.984% due 08/25/2034 •	4,885	4,921
Halcyon Loan Advisors Funding Ltd.
1.143% due 04/20/2027 •	534	533
1.322% due 10/22/2025 •	454	454
Home Equity Asset Trust 0.349% due 08/25/2037 •	2,181	2,139
Home Equity Mortgage Loan Asset-Backed Trust
0.299% due 07/25/2037 •	9,173	5,123
0.349% due 11/25/2036 •	6,387	5,459
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	4,647	4,652
IXIS Real Estate Capital Trust 0.739% due 02/25/2036 •	1,906	1,927
JP Morgan Mortgage Acquisition Corp. 0.694% due 05/25/2035 •	5,398	5,378
JP Morgan Mortgage Acquisition Trust
0.409% due 07/25/2036 •	1,510	1,446
0.489% due 07/25/2036 •	1,100	1,073
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	4,146	4,020
KKR CLO Ltd. 1.145% due 07/15/2030 •(c)	10,000	10,000
LCM LP 1.197% due 07/20/2030 •(c)	10,000	10,000
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	4,177	4,198
3.750% due 04/25/2059 þ	7,482	7,556
Lehman XS Trust
5.244% due 06/25/2036 þ	3,065	3,116
6.260% due 11/25/2035 þ	4,169	2,678
Long Beach Mortgage Loan Trust 1.009% due 06/25/2035 •	1,549	1,550
Lunar Aircraft Ltd. 3.376% due 02/15/2045	2,489	2,445
Marathon CLO Ltd. 1.342% due 04/15/2029 •	4,000	4,007
Marble Point CLO Ltd. 1.222% due 10/15/2030 •(c)	4,200	4,200
Merrill Lynch Mortgage Investors Trust 4.433% due 02/25/2037 ^þ	12,912	2,532
METAL LLC 4.581% due 10/15/2042	3,084	2,548

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

MF1 Ltd. 1.806% due 11/15/2035 •	7,400	7,452
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	20	21
Mid-State Trust 6.340% due 12/15/2036	2,771	2,933
MKS CLO Ltd. 1.224% due 07/20/2030 •	3,800	3,797
Morgan Stanley ABS Capital, Inc. Trust
0.179% due 10/25/2036 •	86	50
0.239% due 01/25/2037 •	2,074	1,292
0.249% due 05/25/2037 •	159	145
0.259% due 10/25/2036 •	342	229
0.329% due 11/25/2036 •	3,443	2,236
0.359% due 08/25/2036 •	16,137	10,565
0.609% due 07/25/2036 •	1,713	911
0.889% due 01/25/2035 •	213	211
1.024% due 07/25/2034 •	1,198	1,193
1.359% due 07/25/2037 •	6,420	6,222
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ	3,264	1,648
Mountain View CLO LLC 1.313% due 10/16/2029 •	3,900	3,899
Mountain View CLO Ltd. 1.041% due 10/15/2026 •	1,303	1,302
Nassau Ltd. 2.374% due 07/20/2029 •	700	703
Navient Private Education Loan Trust 1.330% due 04/15/2069	5,877	5,824
Navient Private Education Refi Loan Trust 1.310% due 01/15/2069	3,082	3,105
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.874% due 05/25/2035 •	1,300	1,235
OHA Credit Funding Ltd. 1.544% due 07/20/2032 •	700	702
Option One Mortgage Loan Trust 0.289% due 04/25/2037 •	2,599	1,673
OZLM Funding Ltd. 1.088% due 07/22/2029 •	2,600	2,600
Palmer Square Loan Funding Ltd.
0.982% due 02/20/2028 •	6,708	6,709
1.032% due 08/20/2027 •	5,620	5,621
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ	2,840	2,850
Raptor Aircraft Finance LLC 4.213% due 08/23/2044	2,278	2,169
Renaissance Home Equity Loan Trust
0.489% due 11/25/2035 •	987	917
5.586% due 11/25/2036 þ	677	365
5.608% due 05/25/2036 þ	14,180	9,635
6.120% due 11/25/2036 þ	1,193	686
Residential Asset Mortgage Products Trust 2.134% due 03/25/2032 •	1,048	1,032
Residential Asset Securities Corp. Trust
0.329% due 02/25/2037 •	5,500	5,247
0.359% due 04/25/2037 •	4,545	4,530
0.409% due 07/25/2036 •	738	734
S-Jets Ltd. 3.967% due 08/15/2042	4,931	4,845
Santander Retail Auto Lease Trust 2.510% due 01/26/2032	3,500	3,675
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	3,252	3,241
Saxon Asset Securities Trust
0.889% due 05/25/2035 •	595	569
0.904% due 03/25/2035 ^•	839	826
1.859% due 12/25/2037 •	965	971
Securitized Asset-Backed Receivables LLC Trust
0.689% due 12/25/2035 •	3,277	3,230
0.889% due 02/25/2034 •	3,916	3,876
Shackleton CLO Ltd. 1.143% due 10/20/2027 •	1,293	1,294
Signal Peak CLO Ltd. 1.328% due 04/25/2031 •	3,750	3,751
SLM Private Credit Student Loan Trust 0.454% due 12/15/2039 •	3,530	3,462
SLM Student Loan Trust
0.968% due 04/25/2023 •	2,969	2,922
1.118% due 07/25/2023 •	4,540	4,504
1.718% due 04/25/2023 •	3,106	3,129
1.918% due 07/25/2023 •	2,083	2,101
SMB Private Education Loan Trust 0.959% due 09/15/2054 •	4,700	4,771
Sound Point CLO Ltd.
1.101% due 01/23/2029 •(c)	10,000	10,000
1.156% due 07/25/2030 •	12,100	12,100

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

1.274% due 10/20/2028 •	22,750	22,780
Soundview Home Loan Trust 0.359% due 07/25/2037 •	5,367	4,780
Specialty Underwriting & Residential Finance Trust 1.714% due 02/25/2035 •	87	87
Sprite Ltd. 4.250% due 12/15/2037	4,495	4,550
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	3,091	3,109
Steele Creek CLO Ltd. 1.048% due 05/21/2029 •	4,700	4,700
Structured Asset Investment Loan Trust
0.739% due 11/25/2035 •	4,100	4,078
0.814% due 03/25/2034 •	3,419	3,360
1.609% due 11/25/2034 •	7,419	7,497
Structured Asset Securities Corp. Mortgage Loan Trust
0.979% due 07/25/2035 •	3,693	3,678
1.144% due 07/25/2035 •	2,915	2,918
TICP CLO Ltd. 1.064% due 04/20/2028 •	7,616	7,622
TPG Real Estate Finance Issuer Ltd. 1.306% due 03/15/2038 •	8,300	8,378
Tralee CLO Ltd. 1.254% due 10/20/2027 •	3,064	3,065
Venture CLO Ltd.
1.076% due 10/20/2028 •	5,900	5,900
1.121% due 04/15/2027 •	7,853	7,863
1.166% due 09/07/2030 •	10,650	10,650
1.221% due 08/28/2029 •	13,000	13,030
1.231% due 07/20/2030 •	3,800	3,795
1.244% due 04/20/2029 •	16,200	16,208
1.399% due 07/15/2031 •	4,000	4,001
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	8,000	8,028
Vibrant CLO Ltd. 1.235% due 09/15/2030 •(c)	9,000	9,000
WaMu Asset-Backed Certificates WaMu Trust 0.334% due 05/25/2037 •	2,936	2,770
WAVE LLC 3.597% due 09/15/2044	4,613	4,638
Wellfleet CLO Ltd. 1.074% due 04/20/2029 •	2,300	2,300
Wells Fargo Home Equity Asset-Backed Securities Trust
0.859% due 12/25/2035 •	3,100	3,045
2.659% due 04/25/2035 •	131	138
WhiteHorse Ltd. 1.383% due 07/17/2026 •	63	63

Total Asset-Backed Securities (Cost $658,395)		669,060

SOVEREIGN ISSUES 0.5%
Mexico Government International Bond 5.750% due 10/12/2110	4,000	4,455
Province of Ontario 3.200% due 05/16/2024	750	812
Province of Quebec 2.875% due 10/16/2024	1,750	1,887
Qatar Government International Bond
3.875% due 04/23/2023	4,000	4,269
4.817% due 03/14/2049	250	307
Saudi Government International Bond 4.000% due 04/17/2025	9,500	10,473

Total Sovereign Issues (Cost $20,676)		22,203

	SHARES
PREFERRED SECURITIES 3.3%
BANKING & FINANCE 2.2%
Bank of America Corp. 5.875% due 03/15/2028 •(f)	5,300,000	5,787
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(f)	2,400,000	2,606
Capital Farm Credit ACA 5.000% due 03/15/2026 •(f)	3,300,000	3,383
Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	8,900,000	8,760
5.000% due 12/01/2027 •(f)	5,500,000	5,704
5.375% due 06/01/2025 •(f)	2,000,000	2,214
Citigroup, Inc.
4.000% due 12/10/2025 •(f)	5,100,000	5,163
5.000% due 09/12/2024 •(f)	1,500,000	1,549

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Farm Credit Bank of Texas 5.700% due 09/15/2025 •(f)	4,250,000	4,648
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(f)	4,100,000	4,242
6.100% due 10/01/2024 •(f)	7,700,000	8,307
MetLife, Inc. 3.759% due 04/26/2021 ~(f)	167,000	167
Northern Trust Corp. 4.600% due 10/01/2026 •(f)	8,700,000	9,222
State Street Corp.
3.781% due 06/15/2021 ~(f)	167,000	168
5.625% due 12/15/2023 •(f)	5,000,000	5,269
SVB Financial Group 4.100% due 02/15/2031 •(f)	2,800,000	2,809
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	5,000,000	5,464
U.S. Bancorp 5.300% due 04/15/2027 •(f)	700,000	769
Wells Fargo & Co.
5.875% due 06/15/2025 •(f)	700,000	772
5.900% due 06/15/2024 •(f)	15,000,000	15,995

		92,998

INDUSTRIALS 0.3%
Energy Transfer Operating LP 6.750% due 05/15/2025 •(f)	3,000,000	2,876
General Electric Co. 3.514% (US0003M + 3.330%) due 06/15/2021 ~(f)	9,200,000	8,706

		11,582

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)	1,196,060	31,887

Total Preferred Securities (Cost $133,474)		136,467

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.015% due 07/06/2021 (d)(e)(i)	582	582

Total Short-Term Instruments (Cost $582)		582

Total Investments in Securities (Cost $4,879,004)		4,947,214

Total Investments 119.4% (Cost $4,879,004)		$4,947,214
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $(1,493))		436
Other Assets and Liabilities, net (19.4)%		(803,634)

Net Assets 100.0%		$4,144,016

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$32,106	$31,887	0.77%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	2,000	2,006	0.05
Deutsche Bank AG	3.729	01/14/2032	01/11/2021 – 01/25/2021	2,201	2,136	0.05
Morgan Stanley	7.500	04/02/2032	02/11/2020	7,708	7,200	0.17

$44,015	$43,229	1.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	(0.300)%	03/31/2021	04/05/2021	$(25,522)	$(25,521)
JPS	0.020	02/19/2021	04/15/2021	(2,014)	(2,014)

Total Reverse Repurchase Agreements	$(27,535)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

GSC	(0.070)%	03/29/2021	04/01/2021	$(26,858)	$(26,858)
(0.060)	03/25/2021	04/01/2021	(83,951)	(83,950)

Total Sale-Buyback Transactions	$(110,808)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (9.8)%
Fannie Mae, TBA	3.000%	06/01/2051	$84,000	$(87,531)	$(87,465)
Uniform Mortgage-Backed Security, TBA	3.000	04/01/2051	73,400	(77,273)	(76,459)
Uniform Mortgage-Backed Security, TBA	3.000	05/01/2051	100,000	(104,485)	(104,188)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2051	130,400	(138,270)	(137,801)

Total Short Sales (9.8)%	$(407,559)	$(405,913)

(i)	Securities with an aggregate market value of $138,063 have been pledged as collateral under the terms of master agreements as of March 31, 2021.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(15,026) at a weighted average interest rate of (0.198%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

United Kingdom Long Gilt June Futures				06/2021	620		$(109,055)	$1,239		$444	$(8)

Total Futures Contracts								$1,239		$444	$(8)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	12/20/2027	0.975%	EUR	200	$(1)	$1	$0	$0	$0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	1.210		$1,100	(14)	4	(10)	2	0
Hess Corp.	1.000	Quarterly	06/20/2026	1.371		3,600	(86)	20	(66)	11	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.535	EUR	6,000	(982)	551	(431)	12	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.683		1,400	(142)	20	(122)	3	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.801		1,100	(118)	6	(112)	2	0

							$(1,343)	$602	$(741)	$30	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	3.700%	Maturity	01/03/2022	BRL	779,000	$(211)	$(491)	$(702)	$50	$0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		43,900	0	(27)	(27)	3	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		45,200	0	(25)	(25)	3	0
Pay	3-Month CAD-Bank Bill	0.980	Semi-Annual	02/26/2024	CAD	228,000	92	468	560	0	(40)
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024		44,800	2	(6)	(4)	0	(8)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		46,700	0	139	139	0	(14)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		28,000	0	84	84	0	(8)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		14,000	0	48	48	0	(4)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		42,400	29	42	71	0	(13)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		3,500	147	(148)	(1)	0	(5)

							$59	$84	$143	$56	$(92)

Total Swap Agreements							$(1,284)	$686	$(598)	$86	$(92)

(k)

Securities with an aggregate market value of $10,190 and cash of $12,843 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

HUS	04/2021	EUR	581	$701	$19	$0
04/2021	$2,393	GBP	1,716	0	(28)
SSB	04/2021	CAD	2,312	$1,856	16	0

Total Forward Foreign Currency Contracts	$35	$(28)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450%	04/21/2021	12,000	$(5)	$(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	2,000	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	05/19/2021	12,000	(14)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	22,000	(24)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.050	05/19/2021	2,700	(2)	0
BPS	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	48,000	(29)	(6)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	11,800	(11)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	32,100	(29)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	04/21/2021	34,200	(29)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	11,800	(12)	(2)
CBK	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	04/21/2021	3,000	(13)	(1)
DBL	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	9,700	(7)	(1)
GST	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	11,300	(6)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	5,700	(6)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	19,400	(19)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	11,400	(12)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	05/19/2021	12,100	(15)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.050	05/19/2021	5,300	(5)	(1)
JPM	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	11,400	(12)	(1)

Total Written Options	$(252)	$(28)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Springleaf Finance Corp.	5.000%	Quarterly	06/20/2022	0.758%	$500	$43	$(16)	$27	$0

Total Swap Agreements	$43	$(16)	$27	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$13,888	$0	$13,888
Corporate Bonds & Notes
Banking & Finance	0	790,816	0	790,816
Industrials	0	468,855	0	468,855
Utilities	0	81,499	0	81,499
Municipal Bonds & Notes
California	0	17,899	0	17,899
Florida	0	11,445	0	11,445
Illinois	0	8,449	0	8,449
New Jersey	0	9,191	0	9,191
New York	0	8,617	0	8,617
Texas	0	6,157	0	6,157
Virginia	0	5,604	0	5,604
West Virginia	0	8,168	0	8,168
U.S. Government Agencies	0	1,536,361	0	1,536,361
U.S. Treasury Obligations	0	839,822	0	839,822
Non-Agency Mortgage-Backed Securities	0	312,131	0	312,131
Asset-Backed Securities	0	654,562	14,498	669,060
Sovereign Issues	0	22,203	0	22,203
Preferred Securities
Banking & Finance	0	92,998	0	92,998
Industrials	0	11,582	0	11,582
Utilities	0	0	31,887	31,887
Short-Term Instruments
U.S. Treasury Cash Management Bills	0	582	0	582

Total Investments	$0	$4,900,829	$46,385	$4,947,214

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(405,913)	$0	$(405,913)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	444	86	0	530
Over the counter	0	62	0	62

$444	$148	$0	$592
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(92)	0	(100)
Over the counter	0	(56)	0	(56)

$(8)	$(148)	$0	$(156)

Total Financial Derivative Instruments	$436	$0	$0	$436

Totals	$436	$4,494,916	$46,385	$4,541,737

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2021:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$7,413	$0	$(7,400)	$7	$0	$(20)	$0	$0	$0	$0
Asset-Backed Securities	0	14,500	0	0	0	(2)	0	0	14,498	(2)
Preferred Securities
Utilities	0	32,351	(245)	0	0	(219)	0	0	31,887	(219)

Totals	$7,413	$46,851	$(7,645)	$7	$0	$(241)	$0	$0	$46,385	$(221)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Asset-Backed Securities	$14,498	Proxy Pricing	Base Price	100.000	—
Preferred Securities
Utilities	31,887	Recent Transaction	Purchase Price	$27.048	—

Total	$46,385

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$6,868	$7,023
0.125% due 07/15/2022	8,075	8,397
0.125% due 01/15/2023	7,550	7,919
0.125% due 07/15/2024	2,679	2,899
0.125% due 07/15/2026	3,475	3,800
0.125% due 01/15/2030	2,137	2,314
0.250% due 07/15/2029	2,773	3,054
0.250% due 02/15/2050	3,521	3,687
0.375% due 07/15/2025	8,680	9,566
0.375% due 01/15/2027	7,851	8,664
0.500% due 01/15/2028	1,156	1,288
0.625% due 01/15/2024	12,545	13,605
0.750% due 07/15/2028	2,489	2,840
0.750% due 02/15/2042	7,124	8,248
0.750% due 02/15/2045	963	1,116
0.875% due 02/15/2047	1,958	2,362
1.000% due 02/15/2046	3,041	3,731
1.000% due 02/15/2048	1,966	2,451
1.000% due 02/15/2049	1,384	1,737
1.375% due 02/15/2044	3,581	4,686
1.750% due 01/15/2028	9,690	11,661
2.000% due 01/15/2026	8,419	9,953
2.125% due 02/15/2040	2,775	3,985
2.375% due 01/15/2025	9,269	10,861
2.500% due 01/15/2029	8,134	10,414
3.375% due 04/15/2032	3,657	5,332

Total U.S. Treasury Obligations (Cost $147,668)		151,593

Total Investments in Securities (Cost $147,668)		151,593

Total Investments 99.2% (Cost $147,668)		$151,593
Other Assets and Liabilities, net 0.8%		1,249

Net Assets 100.0%		$152,842

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$151,593	$0	$151,593

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.2% ¤
CORPORATE BONDS & NOTES 45.7%
BANKING & FINANCE 23.8%
AerCap Ireland Capital DAC
3.500% due 05/26/2022	$628	$646
3.950% due 02/01/2022	1,185	1,213
4.450% due 12/16/2021	500	512
4.625% due 07/01/2022	850	889
5.000% due 10/01/2021	1,000	1,022
Air Lease Corp. 2.750% due 01/15/2023	1,300	1,340
Aircastle Ltd. 5.500% due 02/15/2022	2,600	2,704
Ally Financial, Inc.
1.450% due 10/02/2023	3,300	3,351
4.125% due 02/13/2022	200	206
4.625% due 05/19/2022	300	313
American Tower Corp. 1.300% due 09/15/2025	1,100	1,096
Aozora Bank Ltd.
2.550% due 09/09/2022	900	922
3.810% due 09/07/2021	5,300	5,369
Aviation Capital Group LLC
0.882% (US0003M + 0.670%) due 07/30/2021 ~	200	200
1.141% (US0003M + 0.950%) due 06/01/2021 ~	4,550	4,550
2.875% due 01/20/2022	918	931
Avolon Holdings Funding Ltd.
3.625% due 05/01/2022	1,500	1,530
5.125% due 10/01/2023	400	427
5.500% due 01/15/2023	1,100	1,168
Banco Santander Chile 1.390% (US0003M + 1.200%) due 11/28/2021 ~	3,000	3,012
Barclays PLC
1.574% (US0003M + 1.380%) due 05/16/2024 ~	6,600	6,696
2.852% due 05/07/2026 •	800	838
4.338% due 05/16/2024 •	3,800	4,071
BGC Partners, Inc. 5.125% due 05/27/2021	250	251
BOC Aviation Ltd.
1.252% (US0003M + 1.050%) due 05/04/2021 ~	1,455	1,455
1.320% (US0003M + 1.125%) due 09/26/2023 ~	1,700	1,699
2.375% due 09/15/2021	1,000	1,004
2.750% due 09/18/2022	2,800	2,857
3.000% due 05/23/2022	1,000	1,017
BPCE S.A. 1.652% due 10/06/2026 •	2,000	1,997
Cantor Fitzgerald LP 6.500% due 06/17/2022	7,600	8,108
CIT Group, Inc. 5.000% due 08/15/2022	1,526	1,608
Citigroup, Inc. 1.168% (US0003M + 0.950%) due 07/24/2023 ~	1,500	1,512
CK Hutchison International Ltd.
1.875% due 10/03/2021	535	538
3.250% due 04/11/2024	3,100	3,322
Credit Agricole S.A. 1.247% due 01/26/2027 •	300	294
Credit Suisse Group AG
1.424% (US0003M + 1.240%) due 06/12/2024 ~	4,428	4,475
2.193% due 06/05/2026 •	1,500	1,526
Danske Bank A/S
1.171% due 12/08/2023 •	1,200	1,207
1.244% (US0003M + 1.060%) due 09/12/2023 ~	5,167	5,212
3.001% due 09/20/2022 •	2,950	2,980
First Abu Dhabi Bank PJSC 1.176% (US0003M + 0.950%) due 04/16/2022 ~	1,800	1,811
Five Corners Funding Trust 4.419% due 11/15/2023	400	439
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~	500	500
1.104% (US0003M + 0.880%) due 10/12/2021 ~	1,700	1,692
3.219% due 01/09/2022	300	304
3.377% (US0003M + 3.140%) due 01/07/2022 ~	1,000	1,012

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

4.250% due 09/20/2022	1,625	1,684
5.596% due 01/07/2022	3,000	3,089
5.875% due 08/02/2021	3,500	3,551
GA Global Funding Trust 1.625% due 01/15/2026	900	900
General Motors Financial Co., Inc.
1.075% (US0003M + 0.850%) due 04/09/2021 ~	1,000	1,000
1.509% (US0003M + 1.310%) due 06/30/2022 ~	3,100	3,134
1.784% (US0003M + 1.550%) due 01/14/2022 ~	300	303
3.450% due 01/14/2022	1,516	1,547
3.550% due 07/08/2022	1,500	1,554
4.200% due 11/06/2021	1,000	1,022
Goldman Sachs Group, Inc. 0.523% due 03/08/2023	1,000	1,000
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022	300	305
3.550% due 05/21/2021	3,230	3,243
4.050% due 02/04/2022	500	514
HSBC Holdings PLC
1.189% (US0003M + 1.000%) due 05/18/2024 ~	2,000	2,021
1.407% (US0003M + 1.230%) due 03/11/2025 ~	3,500	3,570
1.564% (US0003M + 1.380%) due 09/12/2026 ~	2,450	2,524
3.950% due 05/18/2024 •	2,000	2,135
International Lease Finance Corp.
4.625% due 04/15/2021	569	570
8.625% due 01/15/2022	500	531
LeasePlan Corp. NV 2.875% due 10/24/2024	6,600	6,946
Lloyds Banking Group PLC 2.858% due 03/17/2023 •	2,800	2,860
Mitsubishi UFJ Financial Group, Inc.
1.075% (US0003M + 0.860%) due 07/26/2023 ~	2,000	2,025
2.665% due 07/25/2022	500	515
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022	700	716
Mizuho Financial Group, Inc. 1.214% (US0003M + 0.990%) due 07/10/2024 ~	1,500	1,520
Nationwide Building Society 3.622% due 04/26/2023 •	1,600	1,651
Natwest Group PLC
1.664% (US0003M + 1.470%) due 05/15/2023 ~	6,300	6,374
4.519% due 06/25/2024 •	2,600	2,808
Navient Corp. 6.625% due 07/26/2021	1,200	1,223
Nissan Motor Acceptance Corp.
0.817% (US0003M + 0.630%) due 09/21/2021 ~	1,200	1,200
0.875% (US0003M + 0.650%) due 07/13/2022 ~	1,700	1,701
0.883% due 09/28/2022 •	3,900	3,899
1.050% due 03/08/2024	1,000	1,001
1.115% (US0003M + 0.890%) due 01/13/2022 ~	500	501
2.600% due 09/28/2022	500	512
Nomura Holdings, Inc.
1.851% due 07/16/2025	3,200	3,196
2.648% due 01/16/2025	6,893	7,134
Nordea Bank Abp 1.130% (US0003M + 0.940%) due 08/30/2023 ~	2,000	2,024
NTT Finance Corp. 1.162% due 04/03/2026	8,800	8,690
OneMain Finance Corp. 6.125% due 05/15/2022	1,300	1,365
ORIX Corp.
2.900% due 07/18/2022	500	515
3.200% due 01/19/2022	2,000	2,042
4.050% due 01/16/2024	2,000	2,179
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	3,380	3,532
5.250% due 08/15/2022	2,800	2,940
Piper Jaffray Cos.
4.740% due 10/15/2021	200	201
5.200% due 10/15/2023	600	602
QNB Finance Ltd.
1.202% (US0003M + 1.000%) due 05/02/2022 ~	5,800	5,825
1.375% due 01/26/2026	4,000	3,905
1.653% (US0003M + 1.450%) due 08/11/2021 ~	600	603
2.125% due 09/07/2021	580	583
Royal Bank of Canada 0.554% (SOFRRATE + 0.525%) due 01/20/2026 ~	7,700	7,693
Santander UK Group Holdings PLC 1.089% due 03/15/2025 •	7,000	7,011
Scentre Group Trust 3.500% due 02/12/2025	3,859	4,100
SL Green Operating Partnership LP 1.174% (US0003M + 0.980%) due 08/16/2021 ~	200	200

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	3,061	3,072
3.000% due 07/15/2022	200	205
3.550% due 04/15/2024	1,500	1,595
4.125% due 07/15/2023	1,425	1,518
Societe Generale S.A. 1.488% due 12/14/2026 •	5,200	5,113
Standard Chartered PLC 1.319% due 10/14/2023 •	3,800	3,829
State Bank of India 4.000% due 01/24/2022	400	410
Synchrony Financial 2.850% due 07/25/2022	4,700	4,828
Wells Fargo & Co. 1.442% (US0003M + 1.230%) due 10/31/2023 ~	3,500	3,555
Weyerhaeuser Co. 7.125% due 07/15/2023	1,600	1,829

		249,769

INDUSTRIALS 18.4%
7-Eleven, Inc. 0.950% due 02/10/2026	3,800	3,704
AbbVie, Inc. 2.300% due 11/21/2022	2,000	2,058
American Airlines Pass-Through Trust 4.000% due 01/15/2027	526	487
Arrow Electronics, Inc. 3.500% due 04/01/2022	900	921
BAT Capital Corp. 3.557% due 08/15/2027	1,017	1,083
Berry Global, Inc.
1.570% due 01/15/2026	4,000	3,942
4.875% due 07/15/2026	2,000	2,118
Boeing Co.
2.200% due 10/30/2022	1,937	1,973
2.700% due 05/01/2022	4,000	4,086
4.508% due 05/01/2023	3,400	3,640
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	1,400	1,438
Boston Scientific Corp. 3.450% due 03/01/2024	500	537
Broadcom, Inc.
3.150% due 11/15/2025	1,200	1,280
3.459% due 09/15/2026	4,238	4,551
4.250% due 04/15/2026	600	666
Carrier Global Corp. 2.242% due 02/15/2025	2,000	2,072
CenterPoint Energy Resources Corp.
0.684% (US0003M + 0.500%) due 03/02/2023 ~	800	800
0.700% due 03/02/2023	1,100	1,100
Central Nippon Expressway Co. Ltd.
0.994% due 03/03/2022 •	500	502
1.034% (US0003M + 0.850%) due 09/14/2021 ~	500	501
2.849% due 03/03/2022	1,000	1,021
Charter Communications Operating LLC
1.855% (US0003M + 1.650%) due 02/01/2024 ~	6,600	6,783
4.500% due 02/01/2024	500	547
4.908% due 07/23/2025	1,000	1,134
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	400	461
Cigna Corp. 3.750% due 07/15/2023	361	386
Citrix Systems, Inc. 1.250% due 03/01/2026	1,600	1,574
CommonSpirit Health 1.547% due 10/01/2025	3,700	3,725
Conagra Brands, Inc. 4.300% due 05/01/2024	500	552
Continental Airlines Pass-Through Trust 5.983% due 10/19/2023	1,038	1,059
Cox Communications, Inc. 3.250% due 12/15/2022	300	314
Crown Castle Towers LLC 3.222% due 05/15/2042	800	805
Dell International LLC
4.900% due 10/01/2026	1,700	1,930
5.450% due 06/15/2023	500	547
Delta Air Lines, Inc.
3.400% due 04/19/2021	7,300	7,300
3.625% due 03/15/2022	2,800	2,832
Dolphin Energy Ltd. LLC 5.500% due 12/15/2021	10,000	10,349

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Energy Transfer Operating LP 4.250% due 03/15/2023	500	528
Energy Transfer Partners LP 5.000% due 10/01/2022	7,000	7,355
Equifax, Inc.
1.064% (US0003M + 0.870%) due 08/15/2021 ~	800	802
3.600% due 08/15/2021	1,200	1,214
GATX Corp. 0.915% (US0003M + 0.720%) due 11/05/2021 ~	500	502
Gilead Sciences, Inc. 1.200% due 10/01/2027	2,900	2,784
Global Payments, Inc. 1.200% due 03/01/2026	2,600	2,561
Heathrow Funding Ltd. 4.875% due 07/15/2023	7,694	7,770
Hyundai Capital America
1.150% due 11/10/2022	1,700	1,710
1.174% (US0003M + 0.940%) due 07/08/2021 ~	900	901
1.174% due 07/08/2021 •	580	581
2.850% due 11/01/2022	1,900	1,960
5.750% due 04/06/2023	400	439
Imperial Brands Finance PLC
3.125% due 07/26/2024	1,700	1,798
3.500% due 02/11/2023	1,675	1,744
3.500% due 07/26/2026	1,300	1,391
3.750% due 07/21/2022	3,000	3,100
Kansas City Southern
3.000% due 05/15/2023	1,100	1,148
3.125% due 06/01/2026	700	750
Kia Motors Corp. 2.625% due 04/21/2021	900	901
Leidos, Inc. 2.950% due 05/15/2023	200	209
Lennar Corp.
4.125% due 01/15/2022	3,000	3,052
4.500% due 04/30/2024	1,950	2,125
4.750% due 11/15/2022	2,500	2,627
5.875% due 11/15/2024	1,200	1,364
Marriott International, Inc. 3.125% due 10/15/2021	5,800	5,838
MGM Resorts International 7.750% due 03/15/2022	4,500	4,749
Micron Technology, Inc. 4.185% due 02/15/2027	2,300	2,556
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	1,400	1,466
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~	4,600	4,553
Oracle Corp. 1.650% due 03/25/2026 (e)	4,900	4,941
Otis Worldwide Corp. 2.056% due 04/05/2025	2,500	2,577
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023	1,000	1,084
PeaceHealth Obligated Group 1.375% due 11/15/2025	700	699
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	1,000	1,078
Petronas Energy Canada Ltd. 2.112% due 03/23/2028	4,000	3,952
Reynolds American, Inc. 4.450% due 06/12/2025	1,000	1,110
Ryder System, Inc. 2.875% due 06/01/2022	900	923
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022	3,100	3,220
Saudi Arabian Oil Co. 1.250% due 11/24/2023	3,300	3,324
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	2,800	2,777
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	125	126
Syngenta Finance NV 3.933% due 04/23/2021	2,100	2,104
T-Mobile USA, Inc. 1.500% due 02/15/2026	1,000	992
Toll Brothers Finance Corp. 5.875% due 02/15/2022	6,750	6,936
Valero Energy Corp. 1.334% (US0003M + 1.150%) due 09/15/2023 ~	6,700	6,723
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	2,500	2,721
Woodside Finance Ltd.
3.650% due 03/05/2025	100	106

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

3.700% due 09/15/2026	1,150	1,228

		193,877

UTILITIES 3.5%
AES Corp. 1.375% due 01/15/2026	4,300	4,195
AT&T, Inc. 1.084% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,111
Duquesne Light Holdings, Inc. 5.900% due 12/01/2021	500	516
Enel Finance International NV 4.250% due 09/14/2023	200	217
FirstEnergy Corp. 3.350% due 07/15/2022	3,470	3,523
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	2,100	2,363
Pacific Gas & Electric Co.
1.670% (US0003M + 1.480%) due 06/16/2022 ~	700	701
1.750% due 06/16/2022	5,700	5,709
2.100% due 08/01/2027	800	784
2.950% due 03/01/2026	100	103
3.250% due 06/15/2023	100	104
3.400% due 08/15/2024	200	212
3.750% due 02/15/2024	200	213
3.850% due 11/15/2023	100	106
4.250% due 08/01/2023	300	320
Southern California Gas Co. 2.550% due 02/01/2030	1,800	1,811
Sprint Communications, Inc. 6.000% due 11/15/2022	400	429
Sprint Corp.
7.250% due 09/15/2021	6,100	6,261
7.875% due 09/15/2023	900	1,030
Systems Energy Resources, Inc. 2.140% due 12/09/2025	4,800	4,691
Verizon Communications, Inc.
0.750% due 03/22/2024	1,000	1,001
1.298% (US0003M + 1.100%) due 05/15/2025 ~	1,000	1,023

		36,423

Total Corporate Bonds & Notes (Cost $476,375)		480,069

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023	450	492

Total Municipal Bonds & Notes (Cost $450)		492

U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae
0.875% due 12/18/2026	10,600	10,431
4.000% due 06/01/2042 - 03/01/2047	910	991
5.000% due 04/01/2033 - 09/01/2047	3,153	3,441
5.150% due 05/01/2035	45	47
5.350% due 02/01/2035 - 01/01/2038	534	570
5.450% due 04/01/2036	101	107
5.500% due 12/01/2028 - 07/01/2050	2,046	2,263
6.000% due 09/01/2028 - 04/01/2048	1,526	1,691
6.500% due 03/01/2026 - 09/01/2048	685	769
Federal Home Loan Bank
0.900% due 02/26/2027	8,200	8,041
0.920% due 02/26/2027	17,000	16,688
1.020% due 02/24/2027	15,000	14,802
Freddie Mac
0.800% due 10/28/2026	6,500	6,377
2.000% due 02/01/2028 - 04/01/2028	7	7
2.156% due 07/15/2035 •	4,600	4,666
2.500% due 10/25/2048	329	340
5.000% due 01/01/2024 - 02/01/2038	698	762
5.400% due 09/01/2037 - 11/01/2038	538	600
5.490% due 10/01/2038	29	32
5.500% due 11/01/2021 - 06/01/2047	1,964	2,202
5.550% due 06/01/2037 - 07/01/2037	138	154
5.650% due 01/01/2037	40	45
6.000% due 02/01/2028 - 06/01/2037	695	758
6.500% due 08/01/2022 - 10/17/2038	550	625
7.000% due 05/01/2029 - 10/01/2037	97	100
Ginnie Mae
1.106% due 08/16/2039 •	6	6
2.500% due 10/20/2049	300	314

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

3.000% due 11/20/2046	139	148
3.500% due 05/20/2042	126	131
3.700% due 04/15/2042	139	148
3.740% due 03/20/2042 - 07/20/2042	182	192
3.750% due 04/15/2042 - 03/20/2044	201	218
4.000% due 04/20/2040 - 06/20/2043	1,112	1,173
4.500% due 08/20/2038 - 11/20/2048	919	1,002
5.000% due 02/20/2039	3	3
5.350% due 12/15/2036 - 01/15/2038	487	549
5.400% due 06/20/2039	90	100
5.500% due 03/20/2034 - 08/20/2041	585	638
6.000% due 09/20/2038	43	47
6.500% due 09/20/2025 - 07/20/2039	40	45
7.000% due 09/15/2024 - 06/20/2039	669	731
Uniform Mortgage-Backed Security
4.000% due 01/01/2049	217	233
4.250% due 11/01/2035 - 01/01/2036	266	288
4.750% due 09/01/2034 - 04/01/2036	555	615
5.340% due 09/01/2029	63	71
6.000% due 06/01/2031	2	3
6.500% due 09/01/2021 - 02/01/2022	1	1

Total U.S. Government Agencies (Cost $83,283)		83,165

U.S. TREASURY OBLIGATIONS 18.8%
U.S. Treasury Notes
0.125% due 12/31/2022	175,300	175,242
0.125% due 10/15/2023 (i)	6,500	6,480
0.250% due 03/15/2024	16,000	15,958

Total U.S. Treasury Obligations (Cost $197,723)		197,680

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	2,226	2,236
AREIT Trust
1.126% due 09/14/2036 •	500	502
2.726% due 04/15/2037 •	1,100	1,117
Bancorp Commercial Mortgage Trust
1.106% due 03/15/2036 •	173	173
1.156% due 09/15/2036 •	280	280
Bear Stearns Adjustable Rate Mortgage Trust 2.519% due 02/25/2033 ~	1	1
Bear Stearns ALT-A Trust
0.429% due 02/25/2034 •	1,220	1,186
2.762% due 05/25/2035 ~	42	43
BFLD Trust 1.256% due 10/15/2035 •	2,000	2,021
Brass PLC 0.894% due 11/16/2066 •	223	224
BX Commercial Mortgage Trust 0.806% due 01/15/2034 •	3,800	3,796
BXMT Ltd. 1.508% due 03/15/2037 •	3,900	3,917
Chase Mortgage Finance Trust 2.695% due 02/25/2037 ~	592	613
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.309% due 01/25/2036 •	59	56
0.409% due 08/25/2035 •	36	37
0.710% due 10/25/2035 •	340	339
Citigroup Mortgage Loan Trust 3.228% due 09/25/2059 þ	170	171
Countrywide Alternative Loan Trust 0.249% due 06/25/2037 •	83	78
Credit Suisse Mortgage Capital Trust
3.007% due 10/27/2059 ~	1,855	1,873
3.048% due 12/26/2059 ~	1,397	1,407
3.322% due 10/25/2058 ~	172	173
Exantas Capital Corp. Ltd. 1.108% due 04/15/2036 •	419	419
First Horizon Alternative Mortgage Securities Trust 2.268% due 02/25/2035 ~	315	321
GCAT LLC 2.611% due 12/25/2025 þ	1,892	1,903
GCAT Trust 2.650% due 10/25/2068 ~	763	790
GCCFC Commercial Mortgage Trust 0.906% due 02/15/2038 •	800	801
GSR Mortgage Loan Trust
2.030% due 08/25/2033 •	122	119
2.841% due 09/25/2035 ~	7	7
Impac CMB Trust 0.749% due 03/25/2035 •	146	149

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust
1.556% due 12/15/2031 •	1,883	1,868
3.379% due 09/15/2050	300	317
JP Morgan Mortgage Trust 3.171% due 07/25/2035 ~	325	327
Lanark Master Issuer PLC 0.952% due 12/22/2069 •	1,360	1,363
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	2,152	2,167
LoanCore Issuer Ltd. 0.910% due 07/15/2035 •	3,000	3,009
MASTR Adjustable Rate Mortgages Trust 2.990% due 04/21/2034 ~	26	27
Merrill Lynch Mortgage Investors Trust
0.339% due 04/25/2029 •	236	235
2.684% due 12/25/2035 ~	358	353
MF1 Ltd. 1.239% due 12/25/2034 •	1,941	1,950
MF1 Multifamily Housing Mortgage Loan Trust 0.958% due 07/15/2036 •	4,200	4,214
MFA Trust 1.381% due 04/25/2065 ~	1,669	1,685
Morgan Stanley Mortgage Loan Trust 1.189% due 11/25/2035 •	755	737
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,268	3,412
2.750% due 11/25/2059 ~	3,790	3,957
3.500% due 12/25/2057 ~	2,323	2,433
3.500% due 10/25/2059 ~	757	802
4.500% due 05/25/2058 ~	183	198
One New York Plaza Trust 1.056% due 01/15/2026 •	3,700	3,729
Sequoia Mortgage Trust
0.311% due 07/20/2036 •	1,066	1,051
0.771% due 06/20/2033 •	2	2
Silverstone Master Issuer PLC 0.794% due 01/21/2070 •	127	127
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	1,611	1,630
Structured Asset Mortgage Investments Trust
0.690% due 07/19/2034 •	6	6
0.770% due 09/19/2032 •	11	11
Thornburg Mortgage Securities Trust 2.318% due 04/25/2045 ~	66	67
VMC Finance LLC
1.028% due 10/15/2035 •	329	329
1.208% due 09/15/2036 •	955	955
WaMu Mortgage Pass-Through Certificates Trust
0.729% due 01/25/2045 •	15	15
0.909% due 06/25/2044 •	646	637
0.969% due 10/25/2045 •	116	116
1.239% due 06/25/2046 •	37	38
3.086% due 07/25/2037 ^~	551	546
3.707% due 06/25/2033 ~	2	2
Wells Fargo Commercial Mortgage Trust
1.246% due 01/15/2035 •	2,200	2,205
4.218% due 07/15/2046 ~	1,000	1,068

Total Non-Agency Mortgage-Backed Securities (Cost $65,719)		66,340

ASSET-BACKED SECURITIES 12.9%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	2,410	2,426
American Money Management Corp. CLO Ltd. 1.167% due 04/14/2029 •	800	801
Arbor Realty Commercial Real Estate Notes Ltd. 1.256% due 05/15/2037 •	300	300
Asset-Backed Securities Corp. Home Equity Loan Trust 0.919% due 06/25/2034 •	84	83
Bear Stearns Asset-Backed Securities Trust
0.844% due 09/25/2035 •	1,264	1,262
0.909% due 10/27/2032 •	31	30
1.009% due 08/25/2034 •	597	588
Bear Stearns Second Lien Trust 1.459% due 01/25/2036 •	289	289
Carrington Mortgage Loan Trust 1.344% due 10/20/2029 •	3,200	3,202
Chase Funding Trust 0.709% due 07/25/2033 •	210	203
CIFC Funding Ltd. 1.078% due 10/25/2027 •	279	279
Countrywide Asset-Backed Certificates 0.559% due 03/25/2036 •	275	269

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Countrywide Asset-Backed Certificates Trust 1.159% due 11/25/2035 •	565	566
Crown Point CLO Ltd. 1.163% due 07/17/2028 •	550	550
Dryden Senior Loan Fund
1.141% due 10/15/2027 •	533	533
1.261% due 04/15/2029 •	3,600	3,606
Finance America Mortgage Loan Trust 0.934% due 08/25/2034 •	159	157
First Franklin Mortgage Loan Trust
0.429% due 04/25/2036 •	1,311	1,276
0.859% due 11/25/2034 •	195	194
1.039% due 07/25/2034 •	471	472
GoldentTree Loan Management U.S. CLO Ltd. 1.174% due 04/20/2029 •	3,500	3,501
Greystone Commercial Real Estate Notes Ltd. 1.286% due 09/15/2037 •	1,000	1,001
GSAA Home Equity Trust 0.649% due 07/25/2037 •	303	299
GSAMP Trust 0.369% due 06/25/2036 •	1,000	979
HERA Commercial Mortgage Ltd. 1.177% due 02/18/2038 •	3,300	3,303
Home Equity Asset Trust 1.159% due 11/25/2034 •	871	871
KKR CLO Ltd. 1.145% due 07/15/2030 •(a)	2,400	2,400
LCM LP
1.197% due 07/20/2030 •(a)	4,900	4,900
1.264% due 10/20/2027 •	444	444
LoanCore Issuer Ltd. 1.236% due 05/15/2036 •	700	700
MF1 Ltd. 1.806% due 11/15/2035 •	2,000	2,014
MKS CLO Ltd. 1.224% due 07/20/2030 •	4,600	4,596
Mountain View CLO Ltd. 1.731% due 04/15/2029 •	3,100	3,104
Nassau Ltd.
1.391% due 10/15/2029 •	2,000	2,001
2.374% due 07/20/2029 •	1,550	1,556
Navient Private Education Loan Trust
1.106% due 04/15/2069 •	3,265	3,280
1.306% due 12/15/2028 •	305	308
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	4,228	4,247
1.310% due 01/15/2069	1,841	1,854
1.690% due 05/15/2069	4,366	4,441
2.460% due 11/15/2068	1,200	1,234
New Century Home Equity Loan Trust 1.039% due 11/25/2034 •	473	466
NovaStar Mortgage Funding Trust 0.769% due 01/25/2036 •	780	777
Ocean Trails CLO 1.391% due 07/15/2028 •	1,074	1,074
OZLM Funding Ltd. 1.088% due 07/22/2029 •	3,500	3,500
Palmer Square CLO Ltd. 1.044% due 08/15/2026 •	422	422
Palmer Square Loan Funding Ltd.
0.982% due 02/20/2028 •	1,961	1,962
1.194% due 04/20/2027 •	2,695	2,696
PFS Financing Corp. 0.930% due 08/15/2024	500	503
Popular ABS Mortgage Pass-Through Trust 0.359% due 06/25/2047 ^•	263	261
RAAC Trust 0.659% due 01/25/2046 •	823	821
Residential Asset Securities Corp. Trust
0.809% due 06/25/2035 •	1,528	1,536
1.204% due 03/25/2035 •	253	251
Saxon Asset Securities Trust 0.829% due 05/25/2035 •	195	193
Securitized Asset-Backed Receivables LLC Trust
0.694% due 10/25/2035 •	268	267
0.784% due 01/25/2035 •	141	137
SLM Student Loan Trust
0.968% due 04/25/2023 •	401	395
1.718% due 04/25/2023 •	230	232
1.918% due 07/25/2023 •	198	200
SMB Private Education Loan Trust
0.959% due 09/15/2054 •	7,200	7,287
1.600% due 09/15/2054	1,800	1,813
2.230% due 09/15/2037	2,800	2,880

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

2.980% due 07/15/2027	515	523
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	130	134
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	1,433	1,456
Sound Point CLO Ltd. 1.101% due 01/23/2029 •(a)	5,000	5,000
Soundview Home Loan Trust 0.784% due 06/25/2035 •	715	713
SP-Static CLO Ltd. 1.622% due 07/22/2028 •	2,440	2,445
Steele Creek CLO Ltd. 1.048% due 05/21/2029 •	4,600	4,600
Structured Asset Investment Loan Trust
0.659% due 09/25/2034 •	1,832	1,785
0.814% due 03/25/2034 •	700	688
Structured Asset Securities Corp. Mortgage Loan Trust 0.244% due 07/25/2036 •	952	935
TCW CLO AMR Ltd. 1.168% due 02/15/2029 •	4,000	4,003
Towd Point Mortgage Trust
0.718% due 02/25/2057 •	280	281
1.109% due 05/25/2058 •	1,986	2,004
1.109% due 10/25/2059 •	1,305	1,318
1.636% due 04/25/2060 ~	5,003	5,045
2.710% due 01/25/2060 ~	1,770	1,829
3.000% due 11/25/2058 ~	649	665
3.000% due 11/25/2059 ~	1,975	1,998
Tralee CLO Ltd. 1.334% due 10/20/2028 •	1,394	1,394
Venture CLO Ltd.
1.244% due 04/20/2029 •	2,400	2,401
1.324% due 01/20/2029 •	1,200	1,201
Wells Fargo Home Equity Asset-Backed Securities Trust 1.054% due 03/25/2035 •	306	307
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 0.709% due 04/25/2034 •	1,346	1,316
WhiteHorse Ltd.
1.153% due 04/17/2027 •	213	213
1.383% due 07/17/2026 •	7	7
Zais CLO Ltd. 1.391% due 04/15/2028 •	1,018	1,019

Total Asset-Backed Securities (Cost $134,265)		135,072

SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 1.182% (US0003M + 1.000%) due 08/21/2022 ~	1,000	1,002

Total Sovereign Issues (Cost $999)		1,002

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.682% (US0003M + 3.470%) due 04/30/2021 ~(d)	761,000	761

Total Preferred Securities (Cost $761)		761

SHORT-TERM INSTRUMENTS 11.4%
COMMERCIAL PAPER 0.9%
Exelon Generation Co. 0.600% due 04/15/2021	9,500	9,499

REPURCHASE AGREEMENTS (f) 8.8%		92,100

SHORT-TERM NOTES 1.6%
Federal Home Loan Bank
0.014% due 06/23/2021 (b)(c)	11,300	11,300

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

0.015% due 05/19/2021 - 05/21/2021 (b)(c)	5,100	5,100

		16,400

MUNICIPAL BONDS & NOTES 0.1%
Illinois State General Obligation Notes, Series 2020 4.875% due 05/01/2021	1,200	1,204

Total Municipal Bonds & Notes (Cost $1,200)		1,204

Total Short-Term Instruments (Cost $119,198)		119,203

Total Investments in Securities (Cost $1,078,773)		1,083,784

Total Investments 103.2% (Cost $1,078,773)		$1,083,784
Financial Derivative Instruments (g)(h) (0.1)%(Cost or Premiums, net $(250))		(925)
Other Assets and Liabilities, net (3.1)%		(32,775)

Net Assets 100.0%		$1,050,084

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Oracle Corp.	1.650%	03/25/2026	03/22/2021	$4,898	$4,941	0.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.010%	04/01/2021	04/05/2021	$48,700	U.S. Treasury Bonds 1.375% due 11/15/2040	$(49,742)	$48,700	$48,700
IND	0.010	03/31/2021	04/01/2021	43,400	U.S. Treasury Bonds 3.375% due 05/15/2044	(44,118)	43,400	43,400

Total Repurchase Agreements	$(93,860)	$92,100	$92,100

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(215,528) at a weighted average interest rate of 0.134%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2021	3,630	801,237	$(583)	$0	$(167)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2021	924	(114,020)	$861	$152	$0
U.S. Treasury 10-Year Note June Futures	06/2021	377	(49,363)	1,032	94	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2021	297	(42,675)	749	102	0

$2,642	$348	$0

Total Futures Contracts	$2,059	$348	$(167)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$18,000	$0	$(5)	$(5)	$1	$0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	13,800	0	(4)	(4)	1	0

Total Swap Agreements	$0	$(9)	$(9)	$2	$0

Cash of $2,622 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	EUR	267	$315	$1	$0
04/2021	JPY	839,100	7,694	116	0
04/2021	$15,374	EUR	13,089	0	(24)
05/2021	EUR	13,089	$15,382	24	0
BPS	04/2021	4,554	5,372	31	0
CBK	05/2021	JPY	1,596,500	14,443	20	0
MYI	04/2021	1,590,500	14,429	64	0
05/2021	$14,433	JPY	1,590,500	0	(64)
SCX	04/2021	2,476	264,600	0	(86)
SOG	04/2021	20,493	2,165,000	0	(939)
UAG	04/2021	EUR	8,268	$9,835	139	0

Total Forward Foreign Currency Contracts	$395	$(1,113)

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	$101.844	04/07/2021	1,900	$(6)	$(39)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.547	05/06/2021	1,500	(10)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.547	05/06/2021	500	(3)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	102.250	05/06/2021	1,500	(6)	(8)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.875	06/07/2021	10,200	(38)	(37)
Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	104.047	06/07/2021	2,300	(9)	(10)
Put - OTC Ginnie Mae, TBA 2.000% due 05/01/2051	100.047	05/13/2021	5,700	(34)	(35)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	103.781	04/14/2021	2,200	(5)	(16)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.125	04/14/2021	1,400	(4)	(14)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.266	04/14/2021	2,500	(6)	(28)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	99.875	04/07/2021	900	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	100.078	04/07/2021	900	(3)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.484	04/07/2021	600	(1)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.875	04/07/2021	200	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.078	04/07/2021	200	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.375	04/07/2021	1,100	(4)	(29)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	98.453	05/06/2021	600	(4)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.391	05/06/2021	900	(6)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.430	05/06/2021	1,500	(9)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.891	05/06/2021	800	(5)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.914	05/06/2021	2,100	(12)	(19)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.453	05/06/2021	600	(3)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.750	05/06/2021	4,000	(28)	(55)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.391	05/06/2021	900	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.430	05/06/2021	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.438	05/06/2021	900	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.891	05/06/2021	800	(3)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.914	05/06/2021	400	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	102.250	05/06/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	98.531	06/07/2021	2,100	(13)	(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	100.531	06/07/2021	2,100	(11)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.789	05/06/2021	500	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.391	06/07/2021	600	(3)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	103.391	06/07/2021	600	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051	103.984	05/06/2021	2,200	(7)	(6)

Total Written Options	$(250)	$(390)

(i)

Securities with an aggregate market value of $1,093 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$249,769	$0	$249,769
Industrials	0	193,877	0	193,877
Utilities	0	36,423	0	36,423
Municipal Bonds & Notes
Illinois	0	492	0	492
U.S. Government Agencies	0	83,165	0	83,165
U.S. Treasury Obligations	0	197,680	0	197,680
Non-Agency Mortgage-Backed Securities	0	66,340	0	66,340
Asset-Backed Securities	0	135,072	0	135,072
Sovereign Issues	0	1,002	0	1,002
Preferred Securities
Banking & Finance	0	761	0	761
Short-Term Instruments
Commercial Paper	0	9,499	0	9,499
Repurchase Agreements	0	92,100	0	92,100
Short-Term Notes	0	16,400	0	16,400
Municipal Bonds & Notes	0	1,204	0	1,204

Total Investments	$0	$1,083,784	$0	$1,083,784

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	348	2	0	350
Over the counter	0	395	0	395

$348	$397	$0	$745
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(167)	0	0	(167)
Over the counter	0	(1,503)	0	(1,503)

$(167)	$(1,503)	$0	$(1,670)

Total Financial Derivative Instruments	$181	$(1,106)	$0	$(925)

Totals	$181	$1,082,678	$0	$1,082,859

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
CORPORATE BONDS & NOTES 49.7%
BANKING & FINANCE 36.2%
AerCap Ireland Capital DAC 3.500% due 05/26/2022	$200	$206
AIA Group Ltd. 0.707% (US0003M + 0.520%) due 09/20/2021 ~	1,200	1,199
Allstate Corp. 0.823% (US0003M + 0.630%) due 03/29/2023 ~	300	302
Ally Financial, Inc. 4.250% due 04/15/2021	1,858	1,860
American Express Co. 0.815% (US0003M + 0.610%) due 08/01/2022 ~	400	402
American Tower Corp. 4.700% due 03/15/2022	1,766	1,838
Aozora Bank Ltd. 2.550% due 09/09/2022	800	819
Aviation Capital Group LLC
0.882% (US0003M + 0.670%) due 07/30/2021 ~	437	437
1.141% (US0003M + 0.950%) due 06/01/2021 ~	1,371	1,371
Bank of America Corp. 3.499% due 05/17/2022 •	589	591
Barclays PLC
1.624% (US0003M + 1.430%) due 02/15/2023 ~	400	403
1.850% (US0003M + 1.625%) due 01/10/2023 ~	1,900	1,917
BBVA USA 3.500% due 06/11/2021	1,500	1,505
Brixmor Operating Partnership LP 1.255% (US0003M + 1.050%) due 02/01/2022 ~	1,700	1,704
Citigroup, Inc. 1.678% due 05/15/2024 •	1,000	1,021
CNH Industrial Capital LLC
3.875% due 10/15/2021	1,410	1,434
4.875% due 04/01/2021	698	698
Credit Suisse AG 0.412% (SOFRRATE + 0.390%) due 02/02/2024 ~	1,000	991
DBS Group Holdings Ltd. 0.838% (US0003M + 0.620%) due 07/25/2022 ~	2,100	2,112
ERP Operating LP 4.625% due 12/15/2021	1,494	1,522
European Investment Bank 0.301% (SOFRRATE + 0.290%) due 06/10/2022 ~	500	501
ING Groep NV 1.343% (US0003M + 1.150%) due 03/29/2022 ~	600	606
Intercontinental Exchange, Inc. 0.834% (US0003M + 0.650%) due 06/15/2023 ~	500	501
International Bank for Reconstruction & Development 0.650% due 02/10/2026	1,500	1,474
Jackson National Life Global Funding 0.657% (US0003M + 0.480%) due 06/11/2021 ~	500	500
John Deere Capital Corp. 0.443% (US0003M + 0.260%) due 09/10/2021 ~	28	28
JPMorgan Chase & Co. 1.448% (US0003M + 1.230%) due 10/24/2023 ~	1,256	1,276
Kookmin Bank 3.625% due 10/23/2021	600	610
Landeskreditbank Baden-Wuerttemberg Foerderbank 0.313% (US0003M + 0.120%) due 09/27/2021 ~	1,500	1,501
Lloyds Banking Group PLC 1.326% due 06/15/2023 •	500	505
Mitsubishi UFJ Financial Group, Inc. 1.008% (US0003M + 0.790%) due 07/25/2022 ~	779	785
Mizuho Financial Group, Inc. 0.984% (US0003M + 0.790%) due 03/05/2023 ~	2,200	2,225
Morgan Stanley 1.618% (US0003M + 1.400%) due 10/24/2023 ~	500	509
National Bank of Canada 0.550% due 11/15/2024 •	500	499
Nationwide Building Society 2.450% due 07/27/2021	700	705
Natwest Group PLC
1.664% (US0003M + 1.470%) due 05/15/2023 ~	1,300	1,315
2.359% due 05/22/2024 •	400	413

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NatWest Markets PLC 1.593% (US0003M + 1.400%) due 09/29/2022 ~	600	611
NTT Finance Corp.
0.583% due 03/01/2024	500	498
1.900% due 07/21/2021	2,000	2,010
ORIX Corp.
2.650% due 04/13/2021	1,600	1,601
3.200% due 01/19/2022	1,500	1,531
Royal Bank of Canada 0.583% (US0003M + 0.360%) due 01/17/2023 ~	547	549
Santander Holdings USA, Inc. 3.400% due 01/18/2023	1,200	1,253
Skandinaviska Enskilda Banken AB 0.829% (US0003M + 0.645%) due 12/12/2022 ~	500	504
SL Green Operating Partnership LP 1.174% (US0003M + 0.980%) due 08/16/2021 ~	1,560	1,560
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021	800	803
Standard Chartered PLC 1.214% due 03/23/2025 •	600	602
Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024	1,000	996
0.963% (US0003M + 0.740%) due 01/17/2023 ~	345	348
Sumitomo Mitsui Trust Bank Ltd. 0.850% due 03/25/2024	700	699
UBS Group AG
1.144% (US0003M + 0.950%) due 08/15/2023 ~	500	505
1.395% due 05/23/2023 •	1,000	1,011
United Overseas Bank Ltd.
0.698% (US0003M + 0.480%) due 04/23/2021 ~	650	650
3.200% due 04/23/2021	605	606
USAA Capital Corp. 1.500% due 05/01/2023	1,000	1,022

		53,644

INDUSTRIALS 10.0%
BMW U.S. Capital LLC
0.698% (US0003M + 0.500%) due 08/13/2021 ~	425	426
1.850% due 09/15/2021	292	294
Celgene Corp. 3.550% due 08/15/2022	1,000	1,039
Cigna Corp. 0.613% due 03/15/2024	300	299
Danone S.A. 2.077% due 11/02/2021	1,155	1,165
Fresenius Medical Care U.S. Finance, Inc. 5.875% due 01/31/2022	1,858	1,934
GATX Corp. 0.915% (US0003M + 0.720%) due 11/05/2021 ~	2,300	2,308
General Mills, Inc. 0.763% (US0003M + 0.540%) due 04/16/2021 ~	1,195	1,195
Gilead Sciences, Inc. 0.713% (US0003M + 0.520%) due 09/29/2023 ~	600	601
Illumina, Inc. 0.550% due 03/23/2023	200	200
Keurig Dr Pepper, Inc. 3.551% due 05/25/2021	1,000	1,005
Komatsu Finance America, Inc. 2.437% due 09/11/2022	800	822
Siemens Financieringsmaatschappij NV 0.440% (SOFRRATE + 0.430%) due 03/11/2024 ~	1,500	1,505
Smiths Group PLC 3.625% due 10/12/2022	1,883	1,964

		14,757

UTILITIES 3.5%
Enel Finance International NV 2.875% due 05/25/2022	2,000	2,052
SingTel Group Treasury Pte Ltd. 4.500% due 09/08/2021	1,000	1,017
Southern California Edison Co.
0.454% (US0003M + 0.270%) due 12/03/2021 ~	500	500
0.650% (SOFRRATE + 0.640%) due 04/03/2023 ~(a)	1,000	1,001
Southern Power Co. 0.900% due 01/15/2026	200	195

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Verizon Communications, Inc. 0.510% (SOFRRATE + 0.500%) due 03/22/2024 ~		400	401

			5,166

Total Corporate Bonds & Notes (Cost $73,332)			73,567

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.5%
California Municipal Finance Authority Revenue Notes, Series 2020 1.486% due 11/01/2022		750	758

Total Municipal Bonds & Notes (Cost $750)			758

U.S. GOVERNMENT AGENCIES 22.0%
Fannie Mae
0.459% due 10/25/2058 •		1,313	1,323
0.473% due 08/25/2044 •		1,514	1,508
0.559% due 03/25/2049 - 11/25/2059 •		2,153	2,175
0.609% due 05/25/2046 - 11/25/2059 •		3,524	3,565
0.659% due 12/25/2059 •		4,338	4,415
Federal Home Loan Bank
0.680% due 02/24/2026		2,300	2,269
0.830% due 02/10/2027		3,000	2,932
0.960% due 03/05/2026		1,400	1,396
Freddie Mac
0.406% due 08/15/2040 •		1,734	1,743
0.506% due 09/15/2045 •		816	825
0.556% due 11/15/2044 •		2,403	2,386
0.559% due 09/25/2049 •		673	677
0.609% due 12/25/2049 •		2,474	2,496
0.700% due 12/23/2025		4,000	3,959
0.706% due 01/15/2054 •		813	826

Total U.S. Government Agencies (Cost $32,489)			32,495

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Gemgarto PLC 0.639% due 12/16/2067 •	GBP	500	691
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •		327	452
MFA Trust 1.381% due 04/25/2065 ~		$334	337
RESIMAC Premier 0.842% due 07/10/2052 •		500	500
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~		639	641
Stratton Mortgage Funding PLC 0.880% due 03/12/2044 •	GBP	687	948
Towd Point HE Trust 0.918% due 02/25/2063 ~		$383	383

Total Non-Agency Mortgage-Backed Securities (Cost $3,842)			3,952

ASSET-BACKED SECURITIES 10.5%
Apres Static CLO Ltd. 1.311% due 10/15/2028 •		544	545
Canyon Capital CLO Ltd. 1.491% due 04/15/2029 •		600	601
Catamaran CLO Ltd. 1.313% due 01/18/2029 •		700	701
Dryden Senior Loan Fund
1.141% due 10/15/2027 •		609	609
1.261% due 04/15/2029 •		1,100	1,102
GMF Canada Leasing Trust 0.912% due 07/20/2023	CAD	1,000	799
Golden Credit Card Trust 0.456% due 10/15/2023 •		$500	501
Jamestown CLO Ltd. 1.394% due 10/20/2028 •		700	700
KVK CLO Ltd. 1.134% due 01/14/2028 •		285	285
Mountain Hawk CLO Ltd. 1.423% due 04/18/2025 •		50	50
Nassau Ltd. 1.391% due 10/15/2029 •		500	500
Navient Private Education Loan Trust
1.106% due 04/15/2069 •		466	469
1.356% due 02/15/2029 •		528	531
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		428	431
2.390% due 05/15/2068		27	27

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Navient Student Loan Trust 1.159% due 06/25/2065 •		209	210
OCP CLO Ltd. 1.344% due 07/20/2029 •		600	601
Oscar U.S. Funding Trust LLC
2.760% due 12/10/2024		550	556
3.300% due 05/10/2024		149	150
OZLM Ltd. 1.255% due 04/30/2027 •		565	566
SLM Student Loan Trust 0.328% due 01/27/2025 •		71	71
SMB Private Education Loan Trust 0.409% due 09/15/2054 •		382	382
SoFi Consumer Loan Program Trust 3.670% due 08/25/2027		9	9
SoFi Professional Loan Program LLC
1.059% due 01/25/2039 •		447	450
1.209% due 10/27/2036 •		339	341
2.630% due 07/25/2040		209	212
Tesla Auto Lease Trust
0.550% due 05/22/2023		811	813
2.130% due 04/20/2022		520	523
2.200% due 11/21/2022		1,000	1,024
Towd Point Mortgage Trust 3.750% due 05/25/2058 ~		606	639
Trillium Credit Card Trust 0.485% due 12/26/2024 •		580	581
Venture CLO Ltd. 1.293% due 07/19/2028 •		606	607

Total Asset-Backed Securities (Cost $15,532)			15,586

SOVEREIGN ISSUES 2.5%
Israel Government International Bond 0.050% (MAKA5DAY) due 11/30/2021 ~	ILS	5,200	1,555
Korea Development Bank 0.962% (US0003M + 0.725%) due 07/06/2022 ~		$2,190	2,203

Total Sovereign Issues (Cost $3,797)			3,758

SHORT-TERM INSTRUMENTS 11.7%
COMMERCIAL PAPER 2.0%
Conagra Foods, Inc. 0.370% due 04/15/2021		1,500	1,500
Exelon Generation Co. 0.600% due 04/20/2021		1,400	1,400

			2,900

REPURCHASE AGREEMENTS (d) 3.7%			5,500

ISRAEL TREASURY BILLS 1.0%
(0.016)% due 11/30/2021 (b)(c)	ILS	4,900	1,466

JAPAN TREASURY BILLS 5.0%
(0.105)% due 06/21/2021 (b)(c)	JPY	822,000	7,426

Total Short-Term Instruments (Cost $17,440)			17,292

Total Investments in Securities (Cost $147,182)			147,408

Total Investments 99.7% (Cost $147,182)			$147,408
Financial Derivative Instruments (e) 0.1%(Cost or Premiums, net $0)			214
Other Assets and Liabilities, net 0.2%			298

Net Assets 100.0%			$147,920

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

BPS	0.000%	03/31/2021	04/01/2021	$5,500	U.S. Treasury Bonds 2.750% due 08/15/2047	$5,588	$5,500	$5,500

Total Repurchase Agreements						$5,588	$5,500	$5,500

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(241) at a weighted average interest rate of 0.190%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered	Currency to be Received	Asset		Liability

BOA		05/2021	CAD	1,000	$787	$0		$(8)
		05/2021	GBP	500	705	15		0
BRC		06/2021	JPY	822,000	7,545	116		0
CBK		05/2021	GBP	1,043	1,455	17		0
		11/2021	ILS	10,102	3,109	74		0

Total Forward Foreign Currency Contracts						$222		$(8)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$53,644	$0		$53,644
Industrials				0	14,757	0		14,757
Utilities				0	5,166	0		5,166
Municipal Bonds & Notes
California				0	758	0		758
U.S. Government Agencies				0	32,495	0		32,495
Non-Agency Mortgage-Backed Securities				0	3,952	0		3,952
Asset-Backed Securities				0	15,586	0		15,586
Sovereign Issues				0	3,758	0		3,758
Short-Term Instruments
Commercial Paper				0	2,900	0		2,900
Repurchase Agreements				0	5,500	0		5,500
Israel Treasury Bills				0	1,466	0		1,466
Japan Treasury Bills				0	7,426	0		7,426

Total Investments				$0	$147,408	$0		$147,408

Financial Derivative Instruments - Assets
Over the counter				$0	$222	$0		$222

Financial Derivative Instruments - Liabilities
Over the counter				$0	$(8)	$0		$(8)

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Total Financial Derivative Instruments	$0	$214	$0	$214

Totals	$0	$147,622	$0	$147,622

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5% ¤
CORPORATE BONDS & NOTES 59.2%
BANKING & FINANCE 35.9%
ABN AMRO Bank NV 1.023% (US0003M + 0.800%) due 07/19/2022 ~	$4,400	$4,434
Abu Dhabi Commercial Bank PJSC 2.750% due 10/05/2021	3,400	3,441
AerCap Ireland Capital DAC
3.500% due 05/26/2022	14,340	14,744
3.950% due 02/01/2022	550	563
4.450% due 12/16/2021	1,000	1,023
5.000% due 10/01/2021	17,016	17,386
AIA Group Ltd.
0.707% (US0003M + 0.520%) due 09/20/2021 ~	65,464	65,400
3.125% due 03/13/2023	7,500	7,840
AIG Global Funding 0.661% (US0003M + 0.460%) due 06/25/2021 ~	20,400	20,422
Air Lease Corp. 3.375% due 06/01/2021	1,700	1,708
Ally Financial, Inc.
4.125% due 02/13/2022	5,550	5,720
4.250% due 04/15/2021	27,939	27,968
American Express Co.
0.802% (US0003M + 0.620%) due 05/20/2022 ~	37,000	37,220
0.815% (US0003M + 0.610%) due 08/01/2022 ~	14,200	14,286
American Honda Finance Corp.
0.473% (US0003M + 0.290%) due 12/10/2021 ~	33,000	33,047
0.527% (US0003M + 0.350%) due 06/11/2021 ~	5,363	5,366
0.644% (US0003M + 0.450%) due 02/15/2022 ~	29,600	29,711
0.733% (US0003M + 0.540%) due 06/27/2022 ~	79,300	79,754
American Tower Corp. 4.700% due 03/15/2022	5,500	5,724
Asian Development Bank 0.194% (US0003M + 0.010%) due 12/15/2021 ~	25,000	25,006
Athene Global Funding
1.468% (US0003M + 1.230%) due 07/01/2022 ~	84,859	85,784
4.000% due 01/25/2022	6,380	6,567
Aviation Capital Group LLC
0.882% (US0003M + 0.670%) due 07/30/2021 ~	16,225	16,209
1.141% (US0003M + 0.950%) due 06/01/2021 ~	35,894	35,897
2.875% due 01/20/2022	2,100	2,131
Bank of America Corp.
0.753% due 10/24/2024 •	62,700	63,055
0.984% (US0003M + 0.790%) due 03/05/2024 ~	35,700	36,058
1.218% (US0003M + 1.000%) due 04/24/2023 ~	7,065	7,126
1.643% (US0003M + 1.420%) due 04/19/2021 ~	500	500
Banque Federative du Credit Mutuel S.A. 0.650% due 02/27/2024	27,200	27,132
Barclays PLC
1.574% (US0003M + 1.380%) due 05/16/2024 ~	25,169	25,537
1.624% (US0003M + 1.430%) due 02/15/2023 ~	44,930	45,272
1.850% (US0003M + 1.625%) due 01/10/2023 ~	5,153	5,198
BNP Paribas S.A. 1.471% (US0003M + 1.230%) due 01/15/2024 ~	4,000	4,041
BNZ International Funding Ltd. 1.164% (US0003M + 0.980%) due 09/14/2021 ~	13,000	13,055
BOC Aviation Ltd. 1.252% (US0003M + 1.050%) due 05/04/2021 ~	15,215	15,211
Canadian Imperial Bank of Commerce 0.410% (SOFRRATE + 0.400%) due 12/14/2023 ~	19,700	19,729
Caterpillar Financial Services Corp.
0.456% (US0003M + 0.280%) due 09/07/2021 ~	14,000	14,016
0.704% (US0003M + 0.510%) due 05/15/2023 ~	8,400	8,463
Charles Schwab Corp. 0.510% (SOFRRATE + 0.500%) due 03/18/2024 ~	13,100	13,177
Citigroup, Inc.
0.888% (SOFRRATE + 0.870%) due 11/04/2022 ~	15,600	15,659
1.168% (US0003M + 0.950%) due 07/24/2023 ~	23,552	23,748
1.214% (US0003M + 1.023%) due 06/01/2024 ~	37,800	38,297
1.621% (US0003M + 1.430%) due 09/01/2023 ~	63,382	64,405
CK Hutchison International Ltd.
1.875% due 10/03/2021	1,450	1,459
2.875% due 04/05/2022	3,497	3,573

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

CNH Industrial Capital LLC
3.875% due 10/15/2021	4,120	4,191
4.875% due 04/01/2021	12,223	12,223
Cooperatieve Rabobank UA 0.335% due 01/12/2024 •	25,000	25,026
Credit Suisse AG
0.412% (SOFRRATE + 0.390%) due 02/02/2024 ~	66,000	65,414
0.470% (SOFRRATE + 0.450%) due 02/04/2022 ~	12,379	12,387
1.000% due 05/05/2023	18,500	18,607
Credit Suisse Group AG 1.424% (US0003M + 1.240%) due 06/12/2024 ~	5,000	5,053
Danske Bank A/S
1.244% (US0003M + 1.060%) due 09/12/2023 ~	2,000	2,018
2.000% due 09/08/2021	11,453	11,536
2.700% due 03/02/2022	200	204
3.001% due 09/20/2022 •	8,940	9,032
5.000% due 01/12/2022	20,240	20,924
DBS Group Holdings Ltd. 0.838% (US0003M + 0.620%) due 07/25/2022 ~	119,068	119,755
DNB Bank ASA
0.808% (US0003M + 0.620%) due 12/02/2022 ~	71,300	71,874
1.258% (US0003M + 1.070%) due 06/02/2021 ~	11,600	11,619
First Abu Dhabi Bank PJSC 1.176% (US0003M + 0.950%) due 04/16/2022 ~	11,900	11,970
GA Global Funding Trust 1.000% due 04/08/2024 (a)	44,200	44,150
General Motors Financial Co., Inc.
1.075% (US0003M + 0.850%) due 04/09/2021 ~	45,423	45,427
1.293% (US0003M + 1.100%) due 11/06/2021 ~	45,716	45,929
1.509% (US0003M + 1.310%) due 06/30/2022 ~	3,251	3,286
1.784% (US0003M + 1.550%) due 01/14/2022 ~	19,786	19,990
3.200% due 07/06/2021	26,988	27,106
3.450% due 01/14/2022	2,085	2,127
3.550% due 04/09/2021	8,278	8,281
4.200% due 11/06/2021	8,194	8,372
4.375% due 09/25/2021	3,533	3,599
Goldman Sachs Group, Inc.
0.441% due 03/08/2023 •	38,000	37,987
0.556% due 11/17/2023 •	42,600	42,593
0.925% (US0003M + 0.750%) due 02/23/2023 ~	23,015	23,179
0.992% (US0003M + 0.780%) due 10/31/2022 ~	39,864	40,001
Harley-Davidson Financial Services, Inc.
3.550% due 05/21/2021	13,222	13,275
4.050% due 02/04/2022	500	514
HSBC Holdings PLC 1.189% (US0003M + 1.000%) due 05/18/2024 ~	169,806	171,619
Hutchison Whampoa International Ltd.
3.250% due 11/08/2022	4,700	4,900
4.625% due 01/13/2022	14,010	14,455
Hyundai Capital Services, Inc.
3.000% due 03/06/2022	9,709	9,908
3.000% due 08/29/2022	12,600	12,986
ING Groep NV
1.238% (US0003M + 1.000%) due 10/02/2023 ~	35,289	35,855
1.343% (US0003M + 1.150%) due 03/29/2022 ~	22,917	23,143
Intercontinental Exchange, Inc. 0.834% (US0003M + 0.650%) due 06/15/2023 ~	112,524	112,682
International Bank for Reconstruction & Development
0.166% due 01/13/2023 •	62,000	62,041
0.650% due 02/10/2026	76,800	75,451
International Lease Finance Corp. 4.625% due 04/15/2021	588	589
Jackson National Life Global Funding
0.640% (SOFRRATE + 0.600%) due 01/06/2023 ~	34,962	35,145
0.657% (US0003M + 0.480%) due 06/11/2021 ~	5,000	5,004
0.923% (US0003M + 0.730%) due 06/27/2022 ~	22,670	22,828
John Deere Capital Corp.
0.656% (US0003M + 0.480%) due 09/08/2022 ~	10,146	10,202
0.726% (US0003M + 0.550%) due 06/07/2023 ~	18,000	18,162
JPMorgan Chase & Co.
0.590% (SOFRRATE + 0.580%) due 03/16/2024 ~	24,400	24,487
0.948% (US0003M + 0.730%) due 04/23/2024 ~	34,200	34,502
1.108% (US0003M + 0.890%) due 07/23/2024 ~	8,879	8,989
1.118% (US0003M + 0.900%) due 04/25/2023 ~	18,646	18,792
1.448% (US0003M + 1.230%) due 10/24/2023 ~	56,375	57,273
KEB Hana Bank
0.938% (US0003M + 0.700%) due 10/02/2022 ~	48,980	49,225
1.059% (US0003M + 0.875%) due 09/14/2022 ~	21,100	21,263
2.125% due 10/18/2021	24,420	24,640
3.375% due 01/30/2022	15,665	16,026
Kookmin Bank 3.625% due 10/23/2021	10,560	10,742
Lloyds Bank PLC 0.683% (US0003M + 0.490%) due 05/07/2021 ~	46,400	46,421

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Lloyds Banking Group PLC
0.987% (US0003M + 0.800%) due 06/21/2021 ~	35,395	35,449
1.326% due 06/15/2023 •	10,000	10,099
MDGH - GMTN BV 5.500% due 03/01/2022	6,500	6,800
MET Tower Global Funding 0.580% due 01/17/2023 •	56,400	56,692
Metropolitan Life Global Funding 0.358% (SOFRRATE + 0.320%) due 01/07/2024 ~	19,000	19,045
Mitsubishi UFJ Financial Group, Inc.
0.876% (US0003M + 0.700%) due 03/07/2022 ~	13,600	13,669
0.928% (US0003M + 0.740%) due 03/02/2023 ~	47,975	48,388
1.008% (US0003M + 0.790%) due 07/25/2022 ~	63,672	64,162
1.075% (US0003M + 0.860%) due 07/26/2023 ~	33,300	33,714
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	18,825	18,958
2.652% due 09/19/2022	948	974
3.406% due 02/28/2022	2,200	2,250
3.559% due 02/28/2024	9,300	9,946
Mizuho Financial Group, Inc.
0.786% (US0003M + 0.610%) due 09/08/2024 ~	41,300	41,442
0.818% (US0003M + 0.630%) due 05/25/2024 ~	63,010	63,320
0.984% (US0003M + 0.790%) due 03/05/2023 ~	11,100	11,226
1.034% (US0003M + 0.850%) due 09/13/2023 ~	24,320	24,526
1.063% (US0003M + 0.840%) due 07/16/2023 ~	55,727	56,103
1.214% (US0003M + 0.990%) due 07/10/2024 ~	29,300	29,687
Morgan Stanley
1.413% (US0003M + 1.220%) due 05/08/2024 ~	9,321	9,470
1.618% (US0003M + 1.400%) due 10/24/2023 ~	131,357	133,790
MUFG Union Bank N.A. 0.720% (SOFRRATE + 0.710%) due 12/09/2022 ~	15,600	15,711
Nationwide Building Society 0.550% due 01/22/2024	37,000	36,826
Natwest Group PLC
1.664% (US0003M + 1.470%) due 05/15/2023 ~	175,624	177,685
1.751% (US0003M + 1.550%) due 06/25/2024 ~	7,500	7,665
Nissan Motor Acceptance Corp.
0.817% (US0003M + 0.630%) due 09/21/2021 ~	74,091	74,105
0.825% (US0003M + 0.640%) due 03/08/2024 ~	27,100	27,050
0.875% (US0003M + 0.650%) due 07/13/2022 ~	9,550	9,556
0.883% due 09/28/2022 •	10,110	10,108
1.115% (US0003M + 0.890%) due 01/13/2022 ~	25,545	25,619
1.900% due 09/14/2021 (f) 1.900% due 09/14/2021 (a)(f)	4,863 337	4,885 339
3.650% due 09/21/2021	19,391	19,649
NTT Finance Corp.
0.373% due 03/03/2023	34,000	33,993
1.900% due 07/21/2021	14,670	14,742
ORIX Corp.
2.650% due 04/13/2021	64,065	64,095
3.200% due 01/19/2022	13,800	14,088
PNC Bank N.A. 0.501% (US0003M + 0.325%) due 02/24/2023 ~	71,700	71,853
QNB Finance Ltd.
1.202% (US0003M + 1.000%) due 05/02/2022 ~	24,460	24,566
1.243% (SOFRRATE + 1.225%) due 02/12/2022 ~	11,800	11,823
1.496% (US0003M + 1.320%) due 12/06/2021 ~(h)	8,400	8,437
1.540% (US0003M + 1.350%) due 05/31/2021 ~	86,092	86,230
1.793% (US0003M + 1.570%) due 07/18/2021 ~	16,900	16,963
2.125% due 09/07/2021	15,244	15,326
Royal Bank of Canada
0.330% (SOFRRATE + 0.300%) due 01/19/2024 ~	33,600	33,567
0.474% (SOFRRATE + 0.450%) due 10/26/2023 ~	25,400	25,483
0.583% (US0003M + 0.360%) due 01/17/2023 ~	35,100	35,237
0.682% (US0003M + 0.470%) due 04/29/2022 ~	36,100	36,248
Santander Holdings USA, Inc.
3.400% due 01/18/2023	40,106	41,883
4.450% due 12/03/2021	1,500	1,534
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •	35,000	35,054
2.875% due 08/05/2021	5,100	5,144
Santander UK PLC
0.811% (US0003M + 0.620%) due 06/01/2021 ~	34,414	34,449
2.100% due 01/13/2023 (f) 2.100% due 01/13/2023 (a)(f)	10,731 305	11,302 315
Skandinaviska Enskilda Banken AB 0.829% (US0003M + 0.645%) due 12/12/2022 ~	60,500	61,000
SL Green Operating Partnership LP 1.174% (US0003M + 0.980%) due 08/16/2021 ~	15,445	15,445
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021	200	201
Standard Chartered PLC
1.281% (SOFRRATE + 1.250%) due 10/14/2023 ~	15,000	15,168
1.319% due 10/14/2023 •	5,400	5,441

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

1.383% (US0003M + 1.200%) due 09/10/2022 ~	129,950	130,499
2.744% due 09/10/2022 •	4,500	4,540
Sumitomo Mitsui Financial Group, Inc.
0.963% (US0003M + 0.740%) due 10/18/2022 ~	4,500	4,535
0.963% (US0003M + 0.740%) due 01/17/2023 ~	2,043	2,058
1.004% (US0003M + 0.780%) due 07/12/2022 ~	42,765	43,098
1.194% (US0003M + 0.970%) due 01/11/2022 ~(f) 1.194% (US0003M + 0.970%) due 01/11/2022~(a)(f)	11,193 7	12,072 7
1.344% (US0003M + 1.110%) due 07/14/2021 ~	14,389	14,432
Sumitomo Mitsui Trust Bank Ltd. 0.850% due 03/25/2024	56,000	55,955
Svensk Exportkredit AB 0.304% (US0003M + 0.120%) due 12/13/2021 ~	21,000	21,017
Synchrony Bank 3.000% due 06/15/2022	14,715	15,116
Synchrony Financial
2.850% due 07/25/2022	22,560	23,172
3.750% due 08/15/2021	868	874
Toyota Motor Credit Corp.
0.319% (US0003M + 0.125%) due 08/13/2021 ~	46,000	46,020
0.367% (SOFRRATE + 0.330%) due 01/11/2024 ~	40,800	40,931
0.527% (US0003M + 0.290%) due 10/07/2021 ~	3,200	3,204
0.592% due 05/17/2022 •	13,250	13,291
0.656% (US0003M + 0.480%) due 09/08/2022 ~	10,600	10,666
UBS AG 0.378% (SOFRRATE + 0.360%) due 02/09/2024 ~	30,000	29,978
UBS Group AG
1.144% (US0003M + 0.950%) due 08/15/2023 ~	72,186	72,859
1.144% due 08/15/2023 •	2,600	2,624
1.395% due 05/23/2023 •(f) 1.395% due 05/23/2023 •(a)(f)	15,318 1,600	15,895 1,622
1.395% due 05/23/2023 •	5,500	5,563
1.735% due 02/01/2022 •	22,040	22,324
United Overseas Bank Ltd.
0.698% (US0003M + 0.480%) due 04/23/2021 ~	15,200	15,204
3.200% due 04/23/2021	8,100	8,112
Wells Fargo & Co. 1.442% (US0003M + 1.230%) due 10/31/2023 ~	167,791	170,448

		5,291,382

INDUSTRIALS 16.3%
7-Eleven, Inc. 0.645% (US0003M + 0.450%) due 08/10/2022 ~	49,265	49,318
AbbVie, Inc.
0.532% (US0003M + 0.350%) due 05/21/2021 ~	41,200	41,214
0.641% (US0003M + 0.460%) due 11/19/2021 ~	35,100	35,154
0.832% (US0003M + 0.650%) due 11/21/2022 ~	41,690	41,960
3.450% due 03/15/2022	3,400	3,479
Apple, Inc. 0.553% (US0003M + 0.350%) due 05/11/2022 ~	100	100
BAT Capital Corp. 1.074% (US0003M + 0.880%) due 08/15/2022 ~	168,352	169,661
Bayer U.S. Finance LLC
0.831% (US0003M + 0.630%) due 06/25/2021 ~	43,951	43,985
2.750% due 07/15/2021	7,233	7,274
3.000% due 10/08/2021	3,250	3,293
3.500% due 06/25/2021	43,750	43,943
BMW Finance NV 0.991% (US0003M + 0.790%) due 08/12/2022 ~	32,000	32,278
BMW U.S. Capital LLC
0.634% (US0003M + 0.410%) due 04/12/2021 ~	34,429	34,433
0.698% (US0003M + 0.500%) due 08/13/2021 ~	22,300	22,339
0.764% (US0003M + 0.530%) due 04/14/2022 ~	15,838	15,917
0.877% (US0003M + 0.640%) due 04/06/2022 ~	27,864	27,987
1.850% due 09/15/2021	1,150	1,157
3.100% due 04/12/2021	225	225
Boeing Co.
1.167% due 02/04/2023	81,610	82,715
1.433% due 02/04/2024	35,300	35,751
2.125% due 03/01/2022	15,576	15,845
2.200% due 10/30/2022	2,000	2,037
2.700% due 05/01/2022	14,100	14,402
4.508% due 05/01/2023	17,400	18,630
BP Capital Markets America, Inc. 0.840% (US0003M + 0.650%) due 09/19/2022 ~	26,100	26,242
Bristol-Myers Squibb Co. 0.574% (US0003M + 0.380%) due 05/16/2022 ~	56,600	56,802
CenterPoint Energy Resources Corp. 0.684% (US0003M + 0.500%) due 03/02/2023 ~	30,300	30,310
Central Nippon Expressway Co. Ltd.
0.654% (US0003M + 0.460%) due 02/15/2022 ~	29,200	29,270
0.762% (US0003M + 0.560%) due 11/02/2021 ~	39,200	39,288
0.994% due 03/03/2022 •	78,560	78,951

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

1.034% (US0003M + 0.850%) due 09/14/2021 ~	22,050	22,110
1.190% (US0003M + 1.000%) due 05/28/2021 ~	32,000	32,041
1.288% (US0003M + 1.070%) due 04/23/2021 ~	7,570	7,573
2.091% due 09/14/2021	1,900	1,914
2.293% due 04/23/2021	220	220
2.567% due 11/02/2021	14,500	14,671
2.849% due 03/03/2022	300	306
Charter Communications Operating LLC 4.464% due 07/23/2022	33,393	34,835
Cigna Corp.
0.613% due 03/15/2024	8,100	8,069
1.131% (US0003M + 0.890%) due 07/15/2023 ~	19,800	20,048
CNH Industrial Capital LLC 4.375% due 04/05/2022	1,000	1,037
Comcast Corp. 0.678% (US0003M + 0.440%) due 10/01/2021 ~	109	109
Daimler Finance North America LLC
0.742% (US0003M + 0.550%) due 05/04/2021 ~	20,748	20,757
0.865% (US0003M + 0.670%) due 11/05/2021 ~	67,200	67,428
1.032% (US0003M + 0.840%) due 05/04/2023 ~	3,200	3,236
1.062% (US0003M + 0.880%) due 02/22/2022 ~	39,900	40,148
1.094% (US0003M + 0.900%) due 02/15/2022 ~	83,243	83,811
2.200% due 10/30/2021	450	455
3.350% due 05/04/2021	1,726	1,730
Dolphin Energy Ltd. LLC 5.500% due 12/15/2021	42,200	43,672
Eastern Energy Gas Holdings LLC 0.784% (US0003M + 0.600%) due 06/15/2021 ~	60,900	60,965
Enbridge, Inc. 0.689% (US0003M + 0.500%) due 02/18/2022 ~	103,200	103,506
Energy Transfer Partners LP 5.875% due 03/01/2022	26,937	27,852
Equifax, Inc.
1.064% (US0003M + 0.870%) due 08/15/2021 ~	25,800	25,861
3.600% due 08/15/2021	600	607
Fidelity National Information Services, Inc. 0.375% due 03/01/2023	10,200	10,170
GATX Corp. 0.915% (US0003M + 0.720%) due 11/05/2021 ~	15,700	15,754
General Mills, Inc. 6.410% due 10/15/2022	21,400	23,233
General Motors Co. 1.083% (US0003M + 0.900%) due 09/10/2021 ~	10,814	10,844
GlaxoSmithKline Capital PLC 0.544% (US0003M + 0.350%) due 05/14/2021 ~	6,400	6,402
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~	21,200	21,204
Honeywell International, Inc. 0.411% (US0003M + 0.230%) due 08/19/2022 ~	14,000	14,012
Hutchison Whampoa International 12 Ltd. 3.250% due 11/08/2022	1,000	1,043
Hyundai Capital America
0.800% due 04/03/2023 (a)	23,100	23,064
1.174% due 07/08/2021 •	4,803	4,808
1.174% (US0003M + 0.940%) due 07/08/2021 ~	12,769	12,784
2.850% due 11/01/2022	1,075	1,109
3.000% due 06/20/2022	2,359	2,423
3.100% due 04/05/2022	5,308	5,430
3.250% due 09/20/2022	14,734	15,269
3.950% due 02/01/2022	3,227	3,314
Illumina, Inc. 0.550% due 03/23/2023	21,500	21,492
Imperial Brands Finance PLC 3.750% due 07/21/2022	28,950	29,918
Japan Tobacco, Inc. 2.000% due 04/13/2021	13,200	13,204
Kia Motors Corp.
2.625% due 04/21/2021	1,540	1,541
3.000% due 04/25/2023	17,015	17,763
Lennar Corp. 4.750% due 11/15/2022	2,670	2,806
Marriott International, Inc. 3.125% due 10/15/2021	700	705
Microchip Technology, Inc. 3.922% due 06/01/2021	4,725	4,752
Molson Coors Brewing Co. 2.100% due 07/15/2021	20,754	20,820
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~	39,275	38,874
Penske Truck Leasing Co. LP 3.650% due 07/29/2021	2,846	2,868
Phillips 66 0.814% (US0003M + 0.620%) due 02/15/2024 ~	29,000	29,047

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Reckitt Benckiser Treasury Services PLC 0.751% (US0003M + 0.560%) due 06/24/2022 ~	57,550	57,883
Roche Holdings, Inc. 0.251% (SOFRRATE + 0.240%) due 03/05/2024 ~	9,300	9,311
Rogers Communications, Inc. 0.787% (US0003M + 0.600%) due 03/22/2022 ~	72,630	72,905
Saudi Arabian Oil Co. 2.750% due 04/16/2022	3,495	3,583
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021	6,325	6,406
Siemens Financieringsmaatschappij NV 0.440% (SOFRRATE + 0.430%) due 03/11/2024 ~	34,200	34,317
Sunoco Logistics Partners Operations LP 4.650% due 02/15/2022	5,812	6,011
Textron, Inc. 5.950% due 09/21/2021	200	202
Time Warner Cable LLC 4.000% due 09/01/2021	21,000	21,111
Utah Acquisition Sub, Inc. 3.150% due 06/15/2021	28,000	28,089
Volkswagen Group of America Finance LLC
0.750% due 11/23/2022	30,800	30,895
1.051% (US0003M + 0.860%) due 09/24/2021 ~	31,400	31,515
1.141% (US0003M + 0.940%) due 11/12/2021 ~	82,600	83,033
2.900% due 05/13/2022	20,550	21,100
4.000% due 11/12/2021	12,000	12,264
Zimmer Biomet Holdings, Inc. 3.375% due 11/30/2021	2,740	2,772
Zoetis, Inc. 0.622% (US0003M + 0.440%) due 08/20/2021 ~	5,075	5,082

		2,408,053

UTILITIES 7.0%
American Electric Power Co., Inc. 0.685% (US0003M + 0.480%) due 11/01/2023 ~	163,600	163,853
AT&T, Inc. 1.084% (US0003M + 0.890%) due 02/15/2023 ~	74,811	75,524
Atmos Energy Corp.
0.565% (US0003M + 0.380%) due 03/09/2023 ~	50,100	50,109
0.625% due 03/09/2023	26,600	26,612
BG Energy Capital PLC 4.000% due 10/15/2021	1,441	1,469
BP Capital Markets PLC
0.840% (US0003M + 0.650%) due 09/19/2022 ~	1,000	1,005
1.060% (US0003M + 0.870%) due 09/16/2021 ~	21,500	21,578
British Transco International Finance BV 0.000% due 11/04/2021 (c)	9,390	9,371
Consolidated Edison Co. of New York, Inc. 0.601% (US0003M + 0.400%) due 06/25/2021 ~	60,481	60,526
Dominion Energy, Inc. 0.714% (US0003M + 0.530%) due 09/15/2023 ~	46,300	46,377
Duke Energy Corp.
0.698% (US0003M + 0.500%) due 05/14/2021 ~	2,400	2,401
0.827% (US0003M + 0.650%) due 03/11/2022 ~	66,900	67,201
Duke Energy Progress LLC 0.369% (US0003M + 0.180%) due 02/18/2022 ~	4,900	4,899
Enel Finance International NV
2.750% due 04/06/2023	6,175	6,424
2.875% due 05/25/2022	11,040	11,325
4.250% due 09/14/2023	12,985	14,063
KT Corp. 2.625% due 08/07/2022	12,600	12,940
National Rural Utilities Cooperative Finance Corp. 0.574% (US0003M + 0.375%) due 06/30/2021 ~	12,300	12,308
NextEra Energy Capital Holdings, Inc.
0.550% (SOFRRATE + 0.540%) due 03/01/2023 ~	28,500	28,580
0.740% (US0003M + 0.550%) due 08/28/2021 ~	14,260	14,264
0.908% (US0003M + 0.720%) due 02/25/2022 ~	3,900	3,920
Pacific Gas & Electric Co.
1.573% (US0003M + 1.375%) due 11/15/2021 ~	40,970	41,052
1.670% (US0003M + 1.480%) due 06/16/2022 ~	79,813	79,921
1.750% due 06/16/2022	44,200	44,269
4.250% due 08/01/2023	1,600	1,708
Southern California Edison Co.
0.454% (US0003M + 0.270%) due 12/03/2021 ~	56,200	56,235
0.650% (SOFRRATE + 0.640%) due 04/03/2023 ~(a)	62,700	62,779
0.700% due 04/03/2023 (a)	27,400	27,400
Southern California Gas Co. 0.534% (US0003M + 0.350%) due 09/14/2023 ~	9,700	9,701
Verizon Communications, Inc.
0.510% (SOFRRATE + 0.500%) due 03/22/2024 ~	17,900	17,956

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

1.298% (US0003M + 1.100%) due 05/15/2025 ~	56,931	58,234

		1,034,004

Total Corporate Bonds & Notes (Cost $8,714,952)		8,733,439

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
California State General Obligation Bonds, Series 2017 0.899% (US0001M + 0.780%) due 04/01/2047 ~	27,950	27,977

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.173% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,350	7,380

Total Municipal Bonds & Notes (Cost $35,300)		35,357

U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
0.359% due 05/25/2037 •	21	21
0.409% due 12/25/2045 •	2,840	2,864
0.418% due 01/25/2037 •	398	400
0.423% due 06/25/2048 •	13,004	13,024
0.439% due 02/25/2037 •	43	43
0.443% due 08/25/2044 •	4,577	4,575
0.459% due 11/25/2036 •	74	75
0.470% due 05/26/2023	37,075	37,104
0.473% due 08/25/2044 - 12/25/2048 •	53,867	53,822
0.508% due 04/18/2028 - 09/18/2031 •	605	606
0.509% due 06/25/2026 •	113	114
0.518% due 08/25/2049 •	17,489	17,403
0.519% due 09/25/2035 •	360	363
0.523% due 07/25/2044 - 03/25/2060 •	38,870	39,068
0.529% due 03/25/2037 •	264	267
0.559% due 02/25/2038 - 06/25/2059 •	17,063	17,256
0.573% due 07/25/2046 - 08/25/2050 •	29,735	29,936
0.608% due 05/18/2032 •	114	114
0.609% due 06/25/2031 - 11/25/2059 •	44,174	44,617
0.623% due 07/25/2046 •	6,975	6,999
0.658% due 03/18/2032 •	106	107
0.659% due 12/25/2059 •	3,943	4,014
0.789% due 12/25/2037 •	416	426
0.809% due 05/25/2037 •	85	87
0.827% due 04/25/2023 •	423	424
0.859% due 03/25/2037 - 02/25/2040 •	82	85
0.875% due 12/18/2026	140,000	137,774
0.889% due 02/25/2038 •	779	796
0.959% due 07/25/2038 •	88	90
1.009% due 03/25/2032 •	21	21
2.000% due 12/25/2044	2,291	2,338
2.581% due 05/01/2038 •	368	389
2.799% due 01/01/2036 •	2,814	2,999
Federal Home Loan Bank
0.650% due 02/26/2026	135,500	133,462
0.680% due 02/24/2026	36,200	35,708
0.750% due 02/24/2026	110,000	108,763
0.790% due 02/25/2026	95,600	94,739
0.830% due 02/10/2027	140,400	137,242
0.900% due 03/03/2026	46,300	46,063
0.960% due 03/05/2026	204,000	203,423
1.000% due 03/23/2026	29,000	28,938
Freddie Mac
0.356% due 11/15/2036 - 01/15/2040 •	25	25
0.426% due 02/15/2037 •	971	977
0.443% due 05/15/2038 •	3,138	3,158
0.453% due 05/15/2041 •	3,517	3,522
0.473% due 03/15/2037 - 03/15/2043 •	56,101	56,199
0.523% due 12/15/2042 - 11/15/2044 •	7,975	8,067
0.526% due 04/15/2041 •	264	267
0.543% due 06/15/2044 •	10,508	10,550
0.556% due 09/15/2048 - 04/15/2049 •	8,089	8,149
0.559% due 09/25/2049 •	18,363	18,514
0.573% due 12/15/2037 •	1,977	1,975
0.600% due 10/15/2025 - 10/20/2025	97,700	96,476
0.606% due 07/15/2039 •	47	48
0.609% due 12/25/2049 •	9,512	9,595
0.650% due 10/22/2025 - 10/27/2025	194,275	192,802
0.750% due 06/23/2026	71,000	69,866
0.800% due 10/27/2026 - 10/28/2026	231,500	227,099
2.695% due 09/01/2037 •	2,123	2,267
Ginnie Mae
0.320% due 06/20/2066 •	519	519

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

0.470% due 08/20/2065 •	23,254	23,286
0.511% due 07/20/2049 •	12,527	12,608
0.515% due 06/20/2046 •	25,883	26,005
0.520% due 10/20/2062 •	4,130	4,141
0.540% due 05/20/2063 •	774	768
0.561% due 03/20/2049 - 06/20/2049 •	34,735	35,012
0.584% due 12/20/2068 •	8,901	8,864
0.590% due 06/20/2067 •	1,547	1,555
0.620% due 03/20/2061 - 07/20/2067 •	7,646	7,680
0.670% due 04/20/2062 •	2,698	2,712
0.711% due 09/20/2040 •	5,058	5,110
0.720% due 05/20/2065 - 10/20/2065 •	12,324	12,443
0.731% due 05/20/2041 •	10,136	10,216
0.741% due 10/20/2040 •	9,427	9,499
0.761% due 05/20/2041 •	2,815	2,842
0.770% due 12/20/2064 - 10/20/2065 •	20,652	20,898
0.806% due 01/16/2040 •	3,555	3,611
0.811% due 04/20/2070 •	60,104	61,623
0.820% due 02/20/2062 •	3,964	3,997
0.851% due 02/20/2040 •	3,287	3,336
0.861% due 03/20/2040 •	9,092	9,232
0.870% due 12/20/2065 - 08/20/2066 •	11,473	11,655
0.881% due 04/20/2040 •	6,802	6,915
0.900% due 09/20/2066 •	1,861	1,890
0.911% due 03/20/2040 •	7,247	7,375
0.920% due 05/20/2066 - 07/20/2066 •	11,285	11,478
0.950% due 08/20/2066 •	1,083	1,103
1.040% due 07/20/2065 •	5,404	5,509
1.120% due 01/20/2066 •	5,182	5,307
1.170% due 02/20/2066 •	12,742	12,923
1.586% due 06/20/2067 •	6,619	6,725
1.904% due 04/20/2067 •	1,922	1,950
2.500% due 01/20/2049 - 10/20/2049	6,490	6,801
3.000% due 07/20/2046	1,468	1,505
6.000% due 12/15/2033	15	18
6.500% due 11/15/2033 - 09/15/2034	20	23
7.000% due 01/15/2024 - 07/15/2032	65	67
7.500% due 07/15/2024 - 06/15/2028	41	43

Total U.S. Government Agencies (Cost $2,276,766)		2,263,359

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
AREIT Trust 1.126% due 09/14/2036 •	14,000	14,055
Bancorp Commercial Mortgage Trust 1.156% due 09/15/2036 •	10,033	10,041
BDS Ltd. 1.406% due 09/15/2035 •	31,500	31,675
Bear Stearns Adjustable Rate Mortgage Trust 3.139% due 08/25/2033 ~	382	398
BFLD Trust 1.256% due 10/15/2035 •	12,000	12,124
BPCRE Ltd. 0.956% due 02/15/2037 •	7,900	7,925
Brass PLC 0.894% due 11/16/2066 •	7,188	7,227
BX Commercial Mortgage Trust 0.856% due 11/15/2035 •	7,155	7,164
BXMT Ltd. 1.508% due 03/15/2037 •	57,900	58,146
CGRBS Commercial Mortgage Trust 3.369% due 03/13/2035	1,480	1,544
Credit Suisse Mortgage Capital Trust
0.856% due 07/15/2032 •	13,000	12,957
1.456% due 10/15/2037 •	8,700	8,764
CRSNT Commercial Mortgage Trust 0.930% due 04/15/2036	52,400	52,400
DBCG Mortgage Trust 0.806% due 06/15/2034 •	78,640	78,677
Exantas Capital Corp. Ltd. 1.108% due 04/15/2036 •	10,319	10,333
GCAT Trust 2.650% due 10/25/2068 ~	3,626	3,752
Gosforth Funding PLC
0.638% due 08/25/2060 •	8,209	8,226
0.660% due 12/19/2059 •	825	826
GPMT Ltd. 1.010% due 11/21/2035 •	1,898	1,903
GS Mortgage Securities Corp. Trust 1.006% due 07/15/2031 •	7,500	7,469
GS Mortgage Securities Trust 3.648% due 01/10/2047	5,696	5,918
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	82,600	84,045

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

IMT Trust 0.806% due 06/15/2034 •	2,711	2,713
JPMorgan Chase Commercial Mortgage Securities Trust 1.106% due 09/15/2029 •	45,400	45,515
Lanark Master Issuer PLC 0.952% due 12/22/2069 •	6,800	6,817
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ	6,803	6,811
LoanCore Issuer Ltd. 0.910% due 07/15/2035 •	20,000	20,063
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.806% due 11/15/2031 •	545	555
MF1 Ltd. 1.239% due 12/25/2034 •	35,953	36,111
MFA Trust 1.381% due 04/25/2065 ~	36,555	36,905
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	1,160	1,199
PFP Ltd.
0.950% due 04/14/2038 •	35,200	35,332
1.156% due 04/14/2037 •	37,926	38,068
Ready Capital Mortgage Financing LLC 1.110% due 04/25/2038 •	24,300	24,382
RESIMAC Premier 0.842% due 07/10/2052 •	12,500	12,508
Rosslyn Portfolio Trust 1.939% due 06/15/2033 •	3,839	3,844
Shellpoint Co-Originator Trust 3.500% due 08/25/2045 ~	242	242
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~	15,236	15,288
Towd Point HE Trust 0.918% due 02/25/2063 ~	25,734	25,748
UBS-Barclays Commercial Mortgage Trust 0.896% due 04/10/2046 •	14,549	14,511
Verus Securitization Trust 0.820% due 10/25/2063 ~	25,024	25,040
VMC Finance LLC 1.028% due 10/15/2035 •	1,643	1,646
Wells Fargo Commercial Mortgage Trust
0.956% due 12/13/2031 •	5,400	5,317
1.158% due 07/15/2046 •	5,700	5,715

Total Non-Agency Mortgage-Backed Securities (Cost $788,044)		789,899

ASSET-BACKED SECURITIES 14.2%
AmeriCredit Automobile Receivables Trust 0.600% due 12/18/2023	17,118	17,145
AMMC CLO Ltd. 1.478% due 07/24/2029 •	7,617	7,628
ARI Fleet Lease Trust 0.586% due 11/15/2027 •	5,163	5,169
Arkansas Student Loan Authority 1.088% due 11/25/2043 •	444	444
Atlas Senior Loan Fund Ltd. 1.094% due 04/20/2028 •	3,165	3,164
BlueMountain CLO Ltd. 1.454% due 01/20/2029 •	2,532	2,533
Canadian Pacer Auto Receivables Trust 0.310% due 11/21/2022 •	8,219	8,217
CARDS Trust 0.496% due 05/15/2024 •	34,400	34,457
CarMax Auto Owner Trust 0.490% due 06/15/2023	24,604	24,631
Carrington Mortgage Loan Trust 1.463% due 10/17/2029 •	40,400	40,416
Catamaran CLO Ltd. 1.313% due 01/18/2029 •	13,100	13,113
Chesapeake Funding LLC
0.476% due 08/15/2030 •	14,184	14,200
0.506% due 04/15/2031 •	9,232	9,200
0.586% due 09/15/2031 •	8,598	8,628
0.756% due 08/16/2032 •	15,138	15,230
0.870% due 08/16/2032	13,901	13,977
1.910% due 08/15/2029	241	241
3.040% due 04/15/2030	1,930	1,941
CIFC Funding Ltd. 1.078% due 10/25/2027 •	8,190	8,175
Citibank Credit Card Issuance Trust 0.731% due 04/22/2026 •	6,000	6,076
Commonbond Student Loan Trust 0.959% due 05/25/2041 •	532	532
Crown Point CLO Ltd.
1.163% due 07/17/2028 •	17,358	17,362

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

1.394% due 10/20/2028 •	35,943	36,034
Denali Capital CLO LLC 1.265% due 10/26/2027 •	11,093	11,108
Dryden Senior Loan Fund
1.141% due 10/15/2027 •	11,574	11,578
1.261% due 04/15/2029 •	22,500	22,539
DT Auto Owner Trust
0.540% due 04/15/2024	1,769	1,771
1.140% due 01/16/2024	2,674	2,684
Earnest Student Loan Program LLC 2.680% due 07/25/2035	4,528	4,532
Edsouth Indenture LLC
0.839% due 04/25/2039 •	830	828
1.259% due 09/25/2040 •	142	143
Enterprise Fleet Financing LLC
2.870% due 10/20/2023	10	10
3.140% due 02/20/2024	194	194
Evergreen Credit Card Trust 0.476% due 10/16/2023 •	84,000	84,117
Exeter Automobile Receivables Trust 1.130% due 08/15/2023	3,900	3,908
Figueroa CLO Ltd. 1.141% due 01/15/2027 •	941	942
Flagship CLO Ltd. 1.073% due 01/16/2026 •	446	447
Flagship Credit Auto Trust
0.700% due 04/15/2025	3,670	3,676
1.490% due 07/15/2024	6,779	6,821
Ford Credit Auto Owner Trust 1.030% due 10/15/2022	5,453	5,465
Ford Credit Floorplan Master Owner Trust
0.606% due 09/15/2025 •	47,700	48,080
0.706% due 09/15/2024 •	20,400	20,535
Gallatin CLO Ltd. 1.541% (US0003M + 1.050%) due 07/15/2027 ~	7,959	7,960
GMF Floorplan Owner Revolving Trust 0.516% due 09/15/2023 •	28,400	28,439
Golden Credit Card Trust
0.426% due 05/15/2023 •	6,500	6,502
0.456% due 10/15/2023 •	41,195	41,252
Gulf Stream Meridian Ltd. 2.441% due 10/15/2029 •	7,000	7,029
Halcyon Loan Advisors Funding Ltd. 1.143% due 04/20/2027 •	1,576	1,573
Hertz Fleet Lease Funding LP
0.576% due 01/10/2033 •	47,157	47,260
0.606% due 05/10/2032 •	1,797	1,797
Jamestown CLO Ltd. 1.394% due 10/20/2028 •	13,593	13,606
KVK CLO Ltd. 1.134% due 01/14/2028 •	3,111	3,109
Laurel Road Prime Student Loan Trust 0.720% due 11/25/2050	1,326	1,327
LCM LP
1.197% due 07/20/2030 •(a)	800	800
1.264% due 10/20/2027 •	3,107	3,108
Marathon CLO Ltd. 1.342% due 04/15/2029 •	24,300	24,345
Marlette Funding Trust
2.690% due 09/17/2029	1,602	1,612
3.130% due 07/16/2029	652	657
Master Credit Card Trust 0.601% due 07/21/2024 •	12,000	12,076
Mercedes-Benz Auto Lease Trust 2.010% due 12/15/2021	75	75
MidOcean Credit CLO 1.474% due 01/20/2029 •	23,900	23,926
MMAF Equipment Finance LLC 2.330% due 12/08/2025	1,864	1,884
Monarch Grove CLO 1.098% due 01/25/2028 •	195	195
Mountain Hawk CLO Ltd. 1.423% due 04/18/2025 •	264	265
Mountain View CLO LLC 1.313% due 10/16/2029 •	10,000	9,997
Nassau Ltd.
1.391% due 10/15/2029 •	26,500	26,508
2.374% due 07/20/2029 •	10,000	10,040
Navient Private Education Loan Trust
1.106% due 04/15/2069 •	15,857	15,933
1.356% due 02/15/2029 •	1,372	1,381
Navient Private Education Refi Loan Trust
0.456% due 11/15/2068 •	2,050	2,050
1.310% due 01/15/2069	36,046	36,309

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

1.690% due 05/15/2069	18,369	18,563
3.130% due 02/15/2068	7,239	7,436
Navient Student Loan Trust
0.709% due 07/26/2066 •	7,490	7,508
0.859% due 07/26/2066 •	541	541
0.918% due 07/26/2066 •	7,323	7,403
1.159% due 12/27/2066 •	17,323	17,566
Nelnet Student Loan Trust
0.307% due 12/24/2035 •	3,685	3,642
0.709% due 03/25/2030 •	2,620	2,622
0.909% due 09/25/2065 •	16,074	16,058
0.909% due 08/25/2067 •	26,291	26,237
0.959% due 02/25/2066 •	11,171	11,181
Nissan Auto Lease Trust
1.800% due 05/16/2022	345	345
2.760% due 03/15/2022	197	198
Nissan Master Owner Trust Receivables 0.536% due 11/15/2023 •	64,900	65,042
Northstar Education Finance, Inc. 0.809% due 12/26/2031 •	665	668
OCP CLO Ltd. 1.035% due 10/26/2027 •	2,846	2,849
OneMain Financial Issuance Trust 2.370% due 09/14/2032	1,197	1,199
Oscar U.S. Funding LLC 2.490% due 08/10/2022	803	806
OZLM Funding Ltd. 1.088% due 07/22/2029 •	14,100	14,100
OZLM Ltd. 1.206% due 05/16/2030 •	7,000	7,000
Palmer Square CLO Ltd. 1.044% due 08/15/2026 •	2,919	2,919
Palmer Square Loan Funding Ltd.
0.982% due 02/20/2028 •	29,814	29,820
1.032% due 08/20/2027 •	25,961	25,967
1.094% due 11/15/2026 •	4,950	4,951
1.118% due 10/24/2027 •	10,009	10,014
1.194% due 04/20/2027 •	1,816	1,817
1.924% due 07/20/2028 •	36,262	36,350
Penarth Master Issuer PLC
0.648% due 07/18/2023 •	20,445	20,458
0.648% due 07/18/2023 ~•	3,600	3,602
PFS Financing Corp. 1.210% due 06/15/2024	16,800	16,961
PHEAA Student Loan Trust 1.068% due 11/25/2065 •	7,006	7,067
RR 10 Ltd. 2.041% due 07/15/2033 •	6,550	6,557
Santander Consumer Auto Receivables Trust 1.370% due 10/15/2024	8,389	8,459
Santander Drive Auto Receivables Trust 0.620% due 05/15/2023	5,989	5,993
Santander Retail Auto Lease Trust
0.451% due 09/20/2022 •	7,021	7,027
1.690% due 01/20/2023	7,340	7,402
1.890% due 09/20/2022	4,541	4,562
2.290% due 04/20/2022	1,083	1,085
SLC Student Loan Trust
0.284% due 09/15/2026 •	343	343
0.294% due 03/15/2027 •	3,934	3,920
0.304% due 06/15/2029 •	14,887	14,827
SLM Student Loan Trust
0.308% due 01/26/2026 •	2,267	2,267
0.328% due 01/27/2025 •	613	613
0.338% due 01/25/2027 •	11,175	11,153
0.358% due 10/25/2028 •	1,747	1,738
0.654% due 12/15/2027 •	12,135	12,140
0.734% due 12/15/2025 •	3,041	3,041
0.759% due 12/27/2038 •	2,616	2,631
0.768% due 01/25/2028 •	1,629	1,630
0.809% due 01/25/2029 •	2,971	2,885
1.606% due 03/15/2032 •	2,120	2,124
1.718% due 04/25/2023 •	230	232
SMB Private Education Loan Trust
0.409% due 09/15/2054 •	24,202	24,202
1.006% due 09/15/2034 •	10,979	11,043
1.206% due 09/15/2034 •	5,079	5,125
1.206% due 07/15/2053 •	3,640	3,707
1.290% due 07/15/2053	28,864	28,960
1.306% due 07/15/2027 •	2,935	2,949
2.340% due 09/15/2034	6,505	6,681
2.490% due 06/15/2027	1,537	1,554
2.980% due 07/15/2027	2,739	2,782
3.050% due 05/15/2026	267	268

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

SoFi Consumer Loan Program LLC 2.500% due 05/26/2026	129	129
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	2,735	2,757
3.010% due 04/25/2028	2,022	2,040
3.240% due 02/25/2028	977	981
SoFi Professional Loan Program LLC
0.459% due 02/25/2042 •	645	642
0.709% due 07/25/2040 •	934	933
0.809% due 03/26/2040 •	858	859
0.959% due 07/25/2039 •	1,397	1,400
1.059% due 01/25/2039 •	177	178
1.159% due 08/27/2035 •	2,370	2,372
1.209% due 10/27/2036 •	2,433	2,445
1.409% due 02/25/2040 •	907	914
1.859% due 08/25/2036 •	896	906
2.360% due 12/27/2032	489	495
2.650% due 09/25/2040	3,231	3,305
2.740% due 05/25/2040	3,430	3,492
SoFi Professional Loan Program Trust
1.950% due 02/15/2046	28,662	29,129
2.060% due 05/15/2046	6,356	6,393
Sound Point CLO Ltd.
1.101% due 01/23/2029 •(a)	8,800	8,800
1.156% due 07/25/2030 •	10,000	10,000
1.161% due 01/23/2029 •	24,900	24,884
1.274% due 10/20/2028 •	3,200	3,204
1.368% due 01/23/2029 •	8,800	8,811
SP-Static CLO Ltd. 1.622% due 07/22/2028 •	25,243	25,293
Sudbury Mill CLO Ltd. 1.373% due 01/17/2026 •	386	386
Symphony CLO Ltd. 1.184% due 07/14/2026 •	15,303	15,323
TCW CLO Ltd. 1.274% due 10/20/2031 •	21,326	21,343
Tesla Auto Lease Trust 2.130% due 04/20/2022	10,549	10,618
Towd Point Mortgage Trust
0.718% due 02/25/2057 •	2,103	2,104
1.109% due 10/25/2059 •	3,262	3,294
1.636% due 04/25/2060 ~	94,725	95,531
2.710% due 01/25/2060 ~	33,191	34,285
2.900% due 10/25/2059 ~	26,536	27,762
3.735% due 03/25/2058 ~	17,348	18,405
Toyota Auto Loan Extended Note Trust 1.350% due 05/25/2033	41,800	42,447
Trillium Credit Card Trust 0.485% due 12/26/2024 •	85,400	85,576
Upstart Securitization Trust 2.322% due 04/22/2030	2,053	2,073
Utah State Board of Regents
0.868% due 09/25/2056 •	9,092	9,093
0.868% due 01/25/2057 •	5,712	5,729
Venture CLO Ltd.
1.221% due 08/28/2029 •	36,400	36,484
1.231% due 07/20/2030 •	8,500	8,489
1.244% due 04/20/2029 •	52,500	52,525
1.872% due 10/22/2031 •	25,000	25,017
Volkswagen Auto Lease Trust 0.411% due 03/21/2022 •	2,873	2,874
Voya CLO Ltd. 0.938% due 07/25/2026 •	1,015	1,015
Wellfleet CLO Ltd. 1.074% due 04/20/2029 •	14,800	14,798
Westlake Automobile Receivables Trust
0.560% due 05/15/2024	14,000	14,023
2.570% due 02/15/2023	188	189
WhiteHorse Ltd.
1.153% due 04/17/2027 •	2,128	2,130
1.383% due 07/17/2026 •	25	25
World Omni Automobile Lease Securitization Trust 0.366% due 07/15/2022 •	5,446	5,448
Zais CLO Ltd. 1.391% due 04/15/2028 •	16,349	16,370

Total Asset-Backed Securities (Cost $2,096,135)		2,101,414

SOVEREIGN ISSUES 2.0%
Agence Francaise de Developpement EPIC 0.392% (US0003M + 0.210%) due 12/17/2021 ~	21,800	21,834
Development Bank of Japan, Inc. 0.788% (US0003M + 0.570%) due 04/23/2021 ~	6,000	5,990

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Export-Import Bank of India 1.182% (US0003M + 1.000%) due 08/21/2022 ~	31,468	31,514
Export-Import Bank of Korea
0.726% (US0003M + 0.525%) due 06/25/2022 ~	10,000	10,042
0.763% (US0003M + 0.575%) due 06/01/2021 ~	5,500	5,504
1.038% (US0003M + 0.800%) due 07/05/2022 ~	4,850	4,885
1.093% (US0003M + 0.875%) due 01/25/2022 ~	7,033	7,073
1.130% (US0003M + 0.925%) due 11/01/2022 ~	8,600	8,701
2.750% due 01/25/2022	710	724
Industrial Bank of Korea 0.668% (US0003M + 0.450%) due 10/23/2022 ~	29,000	29,146
Korea Development Bank
0.713% (US0003M + 0.475%) due 10/01/2022 ~	3,900	3,914
0.895% (US0003M + 0.705%) due 02/27/2022 ~	34,980	35,141
0.962% (US0003M + 0.725%) due 07/06/2022 ~	11,195	11,261
4.625% due 11/16/2021	12,600	12,931
Korea Expressway Corp.
0.788% (US0003M + 0.600%) due 11/25/2022 ~	58,800	58,879
0.858% (US0003M + 0.640%) due 07/25/2022 ~	8,600	8,642
3.625% due 10/22/2021	2,800	2,848
Korea National Oil Corp. 1.098% (US0003M + 0.875%) due 07/16/2023 ~	5,400	5,457
Qatar Government International Bond 2.375% due 06/02/2021	1,800	1,807
Saudi Government International Bond 2.375% due 10/26/2021	6,600	6,673
Tokyo Metropolitan Government
0.750% due 07/16/2025	21,300	20,941
2.000% due 05/17/2021	800	801
2.500% due 06/08/2022	1,600	1,639

Total Sovereign Issues (Cost $296,353)		296,347

SHORT-TERM INSTRUMENTS 4.2%
CERTIFICATES OF DEPOSIT 0.1%
Sumitomo Mitsui Banking Corp. 0.604% (US0003M + 0.380%) due 10/12/2021 ~	17,500	17,534

COMMERCIAL PAPER 1.2%
Conagra Foods, Inc. 0.370% due 04/15/2021	8,500	8,498
Exelon Generation Co.
0.500% due 04/05/2021	30,000	29,999
0.500% due 04/06/2021	24,000	23,999
0.600% due 04/15/2021	12,500	12,499
0.600% due 04/20/2021	18,700	18,698
0.600% due 04/22/2021	38,000	37,996
Exelon Generation Co. 0.600% due 04/23/2021	42,000	41,996

		173,685

REPURCHASE AGREEMENTS (i) 0.6%		90,200

U.S. TREASURY BILLS 1.1%
0.061% due 05/25/2021 - 09/23/2021 (b)(c)	157,000	156,988

U.S. TREASURY CASH MANAGEMENT BILLS 1.2%
0.051% due 07/13/2021 (c)(d)	174,400	174,394

Total Short-Term Instruments (Cost $612,693)		612,801

Total Investments in Securities (Cost $14,820,243)		14,832,616

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 0.080% (e)(f)(g)	676,272	676

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $676)	676

Total Investments in Affiliates (Cost $676)	676

Total Investments 100.5% (Cost $14,820,919)	$14,833,292
Other Assets and Liabilities, net (0.5)%	(75,324)

Net Assets 100.0%	$14,757,968

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Institutional Class Shares of each Fund.
(f)	Securities with an aggregate market value of $2,284 were out on loan in exchange for $2,331 of cash collateral as of March 31, 2021.
(g)	Coupon represents a 7-Day Yield.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

QNB Finance Ltd.	1.496%	12/06/2021	06/20/2019	$8,425	$8,437	0.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	0.020%	03/31/2021	04/01/2021	$90,200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2021	$(91,987)	$90,200	$90,200

Total Repurchase Agreements	$(91,987)	$90,200	$90,200

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(55) at a weighted average interest rate of (0.050%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$44,150	$5,247,232	$0	$5,291,382
Industrials	0	2,408,053	0	2,408,053
Utilities	0	1,034,004	0	1,034,004
Municipal Bonds & Notes
California	0	27,977	0	27,977
Washington	0	7,380	0	7,380
U.S. Government Agencies	0	2,263,359	0	2,263,359
Non-Agency Mortgage-Backed Securities	0	789,899	0	789,899
Asset-Backed Securities	0	2,101,414	0	2,101,414
Sovereign Issues	0	296,347	0	296,347
Short-Term Instruments
Certificates of Deposit	0	17,534	0	17,534
Commercial Paper	0	173,685	0	173,685
Repurchase Agreements	0	90,200	0	90,200
U.S. Treasury Bills	0	156,988	0	156,988
U.S. Treasury Cash Management Bills	0	174,394	0	174,394

$44,150	$14,788,466	$0	$14,832,616
Investments in Affiliates, at Value

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Short-Term Instruments
Mutual Funds	676	0	0	676

Total Investments	$44,826	$14,788,465	$0	$14,833,291

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.5% ¤
MUNICIPAL BONDS & NOTES 89.6%
ALABAMA 1.4%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051 (a)	$700	$853
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2027	1,000	1,239
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,250	4,300
Montgomery, Alabama General Obligation Notes, Series 2021 5.000% due 12/01/2030	550	733
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	1,350	1,408

		8,533

ALASKA 0.5%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,650	3,320

ARIZONA 0.9%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,750	2,877
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	1,940	2,430
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	452

		5,759

CALIFORNIA 3.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 0.500% due 04/01/2056 ~	2,000	2,005
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	2,050
4.000% due 04/01/2037	1,250	1,454
5.000% due 04/01/2032	700	902
California State General Obligation Bonds, Series 2020 4.000% due 11/01/2034	1,750	2,146
California State General Obligation Notes, Series 2013 5.000% due 09/01/2021	3,000	3,060
Los Angeles Department of Airports, California Revenue Bonds, Series 2021
5.000% due 05/15/2032	1,670	2,241
5.000% due 05/15/2033	1,550	2,065
Los Angeles, California Wastewater System Revenue Bonds, Series 2015 5.000% due 06/01/2029	1,350	1,591
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013 5.000% due 08/15/2029	1,000	1,108

		18,622

COLORADO 1.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	1,580	1,860
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	2,996
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2031	850	1,076
5.000% due 11/15/2049	1,500	1,856
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,300	1,688
E-470 Public Highway Authority, Colorado Revenue Notes, Series 2020 5.000% due 09/01/2028	1,050	1,339
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2028	875	1,090

		11,905

CONNECTICUT 4.9%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,798
5.000% due 08/15/2027	3,000	3,693

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	3,500	4,570
5.000% due 05/01/2032	1,380	1,790
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	3,000	3,729
5.000% due 10/01/2033	1,020	1,274
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	4,591
Connecticut State General Obligation Bonds, Series 2020 4.000% due 06/01/2031	1,750	2,131
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,499
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	2,342
Metropolitan District, Connecticut General Obligation Bonds, Series 2019 5.000% due 07/15/2030	2,000	2,589

		30,006

DELAWARE 0.3%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2040	1,500	1,494

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	2,000	2,371

FLORIDA 5.1%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,071
Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2030	450	568
5.000% due 07/01/2031	900	1,132
Florida Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 10/01/2031	3,000	4,015
Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2028	1,000	1,282
Jacksonville, Florida Revenue Notes, Series 2012 5.000% due 10/01/2021	1,000	1,023
JEA Electric System, Florida Revenue Bonds, Series 2020 5.000% due 10/01/2035	3,505	4,510
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012 5.000% due 10/01/2025	1,500	1,502
JEA Water & Sewer System, Florida Revenue Bonds, Series 2020 5.000% due 10/01/2035	1,150	1,491
Lakeland, Florida Department of Electric Utilities Revenue Bonds, Series 2016 5.000% due 10/01/2026	505	608
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	1,000	1,142
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	3,500	3,488
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2026 (c)	275	250
0.000% due 10/01/2028 (c)	475	408
Palm Beach County, Florida Revenue Bonds, Series 2012 5.000% due 06/01/2023	1,300	1,372
School District of Broward County, Florida Certificates of Participation Bonds, Series 2020 5.000% due 07/01/2032	2,000	2,615
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	4,500	4,544
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2033 (c)	200	145
5.000% due 07/01/2031	350	448

		31,614

GEORGIA 3.3%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012 5.000% due 01/01/2025	500	518
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	3,000	3,199
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	2,000	2,066
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	3,750	4,071
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	738
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,250	1,275
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	861
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2033	2,500	3,071

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.907% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,510	1,522
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,200	1,485
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2029	1,000	1,254

		20,060

GUAM 0.1%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2023	770	844

HAWAII 0.4%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,374

ILLINOIS 9.0%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2035	6,500	7,188
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2027	4,000	4,529
Chicago, Illinois General Obligation Bonds, Series 2017 5.625% due 01/01/2030	1,865	2,243
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	2,000	2,253
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	4,000	4,175
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	1,000	1,124
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	2,000	2,121
Illinois Finance Authority Revenue Bonds, Series 2020 5.000% due 08/15/2033	1,750	2,266
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	4,000	4,091
5.000% due 08/01/2023	2,590	2,837
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2023	2,765	3,047
Illinois State General Obligation Notes, Series 2020 5.000% due 10/01/2025	2,300	2,671
Illinois State General Obligation Notes, Series 2021 5.000% due 03/01/2024	1,000	1,116
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,500	1,622
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	3,217
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	1,525	1,881
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,100	1,205
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	1,800	2,367
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	4,500	5,550

		55,503

INDIANA 1.4%
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	4,500	4,673
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,909
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2029	285	366
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,645

		8,593

KENTUCKY 1.4%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,000	2,193
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	3,000	3,436

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Kentucky State Property & Building Commission Revenue Bonds, Series 2019 5.000% due 11/01/2031	2,500	3,159

		8,788

LOUISIANA 1.6%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	2,330	3,137
Louisiana Public Facilities Authority Revenue Bonds, Series 2016 3.375% due 09/01/2028	2,000	2,000
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2028	855	1,049
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	900	926
2.125% due 06/01/2037	2,800	2,882

		9,994

MAINE 0.2%
Portland, Maine General Airport Revenue Notes, Series 2019
5.000% due 01/01/2028	300	369
5.000% due 01/01/2029	225	281
5.000% due 01/01/2030	270	341

		991

MARYLAND 2.2%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,708
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	2,500	3,043
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2036	200	228
5.000% due 06/01/2033	445	560
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2031	350	443
Maryland State Transportation Authority Revenue Notes, Series 2021
5.000% due 07/01/2029 (a)	4,645	6,080
5.000% due 07/01/2030 (a)	1,250	1,667

		13,729

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 06/01/2044	2,000	2,204
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,879
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	2,390	2,801
Massachusetts School Building Authority Revenue Notes, Series 2012 5.000% due 08/15/2022	1,175	1,251
University of Massachusetts Building Authority Revenue Notes, Series 2021 5.000% due 11/01/2029	2,700	3,574

		11,709

MICHIGAN 1.4%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,380	5,418
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,412
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,500	1,868

		8,698

MINNESOTA 0.2%
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017 5.000% due 12/01/2029	1,000	1,229

MISSISSIPPI 0.3%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,579

MISSOURI 1.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 5.000% due 07/01/2032 (a)	1,200	1,595
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021
4.000% due 07/01/2029 (a)	2,200	2,682
5.000% due 07/01/2031 (a)	1,500	2,003

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Kansas City, Missouri Water Revenue Bonds, Series 2020 4.000% due 12/01/2034	1,000	1,226

		7,506

NEBRASKA 1.3%
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	4,500	4,515
Public Power Generation Agency, Nebraska Revenue Bonds, Series 2015 5.000% due 01/01/2030	1,085	1,252
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2025	1,905	2,211

		7,978

NEVADA 0.3%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015 5.000% due 06/01/2034	1,500	1,728

NEW HAMPSHIRE 0.3%
Merrimack County, New Hampshire General Obligation Notes, Series 2012 5.000% due 12/01/2022	1,115	1,205
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2026	265	300
4.000% due 01/01/2027	250	288

		1,793

NEW JERSEY 4.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/15/2023	1,000	1,049
New Jersey Economic Development Authority Revenue Bonds, Series 2013 1.600% (MUNIPSA + 1.550%) due 09/01/2027 ~	3,000	3,008
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2034	500	576
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	3,500	4,221
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 5.000% due 07/01/2023	1,000	1,059
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	2,000	2,425
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011 5.250% due 06/15/2024	2,500	2,525
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2035	2,250	2,586
4.000% due 06/15/2036	1,000	1,145
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	1,000	1,056
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	2,250	2,731
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2025	1,020	1,198
5.000% due 06/01/2028	2,000	2,528

		26,107

NEW MEXICO 1.1%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	3,500	3,535
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	3,000	3,503

		7,038

NEW YORK 13.6%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2012 5.000% due 05/01/2022	1,000	1,051
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.897% (0.67* US0001M + 0.820%) due 11/01/2026 ~	1,295	1,294
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2029	3,000	3,506
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2031	1,000	1,216
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	805	853
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,695	1,823
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 5.000% due 12/01/2027	1,000	1,211
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,631
Nassau County, New York Interim Finance Authority Revenue Notes, Series 2021 5.000% due 11/15/2030	3,000	4,042

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	2,500	2,736
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,446
5.000% due 01/01/2029	1,250	1,598
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 5.000% due 08/01/2029	2,300	2,984
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 5.000% due 08/01/2031	5,000	5,726
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 5.000% due 11/01/2031 (a)	5,000	6,642
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2020 5.000% due 11/01/2024	1,500	1,745
New York City Water & Sewer System, New York Revenue Notes, Series 2021 5.000% due 06/15/2031	3,500	4,742
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,915
New York State Dormitory Authority Revenue Bonds, Series 2011 5.000% due 05/01/2022	2,000	2,007
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2025	405	438
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,824
5.000% due 01/15/2032	500	610
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,535	2,831
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2035	6,500	7,699
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2030	6,000	7,856
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,487
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2026	1,070	1,288
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 5.000% due 12/01/2043	2,000	2,498
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,543
5.000% due 06/01/2027	2,800	3,501

		83,743

NORTH CAROLINA 0.5%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,758
5.000% due 10/01/2027	1,120	1,182
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2026	250	283

		3,223

OHIO 4.0%
Allen County, Ohio Hospital Facilities Revenue Notes, Series 2020 5.000% due 12/01/2029	1,500	1,966
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2022	800	833
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	3,500	3,906
5.000% due 06/01/2033	1,650	2,100
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,509
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2032	1,000	1,307
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	3,000	3,357
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	917
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2029	115	142
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	3,374
Ohio Water Development Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	1,000	1,305
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,000	2,649
University of Cincinnati, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2024	1,250	1,321

		24,686

OREGON 1.0%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2032	600	782
5.000% due 08/15/2034	1,250	1,618

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
0.000% due 06/15/2027 (d)	500	622
0.000% due 06/15/2028 (d)	700	890
0.000% due 06/15/2029 (d)	800	1,038
0.000% due 06/15/2030 (d)	925	1,222

		6,172

PENNSYLVANIA 4.6%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,340	1,656
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	1,500	1,760
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2020 5.000% due 06/01/2030	2,120	2,747
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	2,000	2,478
Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	1,500	1,833
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	900	960
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	4,500	5,496
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	1,310	1,699
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	1,000	1,017
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011 5.250% due 06/15/2023	2,500	2,525
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	400
5.000% due 08/15/2031	300	352
5.000% due 08/15/2033	1,000	1,170
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,538
Pennsylvania Turnpike Commission Revenue Notes, Series 2021 4.000% due 12/01/2025 (a)	650	754
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	750	880
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2026	1,000	1,175

		28,440

PUERTO RICO 0.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.679% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,185

RHODE ISLAND 1.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2035	7,500	8,489

SOUTH DAKOTA 0.4%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	1,062
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	1,061

		2,123

TENNESSEE 2.5%
Knoxville, Tennessee Wastewater System Revenue Notes, Series 2021 5.000% due 04/01/2031 (a)	6,000	8,156
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,500	1,720
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,599
5.250% due 09/01/2026	1,745	2,120

		15,595

TEXAS 6.1%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 5.000% due 01/01/2032 (a)	110	143
Central Texas Regional Mobility Authority Revenue Notes, Series 2021
5.000% due 01/01/2027 (a)	3,000	3,543
5.000% due 01/01/2030 (a)	205	265
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,524
Dallas Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 02/15/2029	2,575	3,356

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,073
El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020
5.000% due 08/15/2027	350	442
5.000% due 08/15/2028	300	387
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 5.000% due 08/15/2031	920	1,200
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2025	500	578
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	4,105
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,821
Lower Colorado River Authority, Texas Revenue Bonds, Series 2020 5.000% due 05/15/2033	1,250	1,586
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	3,430
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 5.000% due 02/15/2024	1,165	1,214
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 5.000% due 09/15/2025	1,000	1,065
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021 5.000% due 12/15/2026	1,250	1,518
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,635	1,922
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.573% due 12/15/2026 ~	2,500	2,486
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	250	322
5.000% due 10/15/2030	3,010	3,870
University of Texas System Revenue Bonds, Series 2010 5.000% due 08/15/2022	500	533

		37,383

UTAH 0.2%
University of Utah Revenue Bonds, Series 2020 5.000% due 08/01/2033	1,000	1,322

VIRGINIA 0.6%
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009 0.750% due 10/01/2040	3,800	3,788

WASHINGTON 2.1%
Energy Northwest, Washington Revenue Bonds, Series 2018 5.000% due 07/01/2031	3,035	3,866
Energy Northwest, Washington Revenue Bonds, Series 2020 5.000% due 07/01/2033	2,000	2,638
Seattle, Washington Solid Waste Revenue Notes, Series 2014 5.000% due 05/01/2024	545	623
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.100% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,521
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2032	450	589
Washington Higher Education Facilities Authority Revenue Notes, Series 2020 5.000% due 05/01/2025	250	289
Washington State Revenue Bonds, Series 2012 5.000% due 09/01/2023	2,000	2,135

		12,661

WEST VIRGINIA 0.8%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	2,000	2,072
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	2,800	2,876

		4,948

WISCONSIN 1.4%
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2029 (c)	2,105	1,797
Wisconsin Environmental Improvement Fund State Revenue Bonds, Series 2020 5.000% due 06/01/2033	3,500	4,563

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	2,445

		8,805

Total Municipal Bonds & Notes (Cost $527,077)		552,428

SHORT-TERM INSTRUMENTS 14.9%
U.S. TREASURY BILLS 8.0%
0.076% due 05/20/2021 - 09/09/2021 (b)(c)	49,500	49,498

U.S. TREASURY CASH MANAGEMENT BILLS 4.6%
0.043% due 06/29/2021 (b)(c)	28,200	28,200

MUNICIPAL BONDS & NOTES 2.3%
Los Angeles, California Revenue Notes, Series 2021 4.000% due 06/24/2021	4,750	4,792
Rochester, New York General Obligation Notes, Series 2020 2.000% due 08/04/2021	4,000	4,025
Texas State Revenue Notes, Series 2021 4.000% due 08/26/2021	5,000	5,079

Total Municipal Bonds & Notes (Cost $13,886)		13,896

Total Short-Term Instruments (Cost $91,575)		91,594

Total Investments in Securities (Cost $618,651)		644,022

Total Investments 104.5% (Cost $618,651)		$644,022
Other Assets and Liabilities, net (4.5)%		(27,718)

Net Assets 100.0%		$616,304

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Coupon represents a weighted average yield to maturity.
(c)				Zero coupon security.
(d)				Security becomes interest bearing at a future date.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$8,533	$0	$8,533
Alaska	0	3,320	0	3,320
Arizona	0	5,759	0	5,759
California	0	18,622	0	18,622
Colorado	0	11,905	0	11,905
Connecticut	0	30,006	0	30,006
Delaware	0	1,494	0	1,494
District of Columbia	0	2,371	0	2,371
Florida	0	31,614	0	31,614
Georgia	0	20,060	0	20,060
Guam	0	844	0	844
Hawaii	0	2,374	0	2,374
Illinois	0	55,503	0	55,503
Indiana	0	8,593	0	8,593
Kentucky	0	8,788	0	8,788
Louisiana	0	9,994	0	9,994
Maine	0	991	0	991
Maryland	0	13,729	0	13,729
Massachusetts	0	11,709	0	11,709
Michigan	0	8,698	0	8,698
Minnesota	0	1,229	0	1,229
Mississippi	0	1,579	0	1,579
Missouri	0	7,506	0	7,506
Nebraska	0	7,978	0	7,978
Nevada	0	1,728	0	1,728
New Hampshire	0	1,793	0	1,793
New Jersey	0	26,107	0	26,107
New Mexico	0	7,038	0	7,038
New York	0	83,743	0	83,743
North Carolina	0	3,223	0	3,223
Ohio	0	24,686	0	24,686
Oregon	0	6,172	0	6,172
Pennsylvania	0	28,440	0	28,440
Puerto Rico	0	1,185	0	1,185
Rhode Island	0	8,489	0	8,489
South Dakota	0	2,123	0	2,123
Tennessee	0	15,595	0	15,595
Texas	0	37,383	0	37,383
Utah	0	1,322	0	1,322
Virginia	0	3,788	0	3,788
Washington	0	12,661	0	12,661
West Virginia	0	4,948	0	4,948
Wisconsin	0	8,805	0	8,805
Short-Term Instruments
U.S. Treasury Bills	0	49,498	0	49,498
U.S. Treasury Cash Management Bills	0	28,200	0	28,200
Municipal Bonds & Notes	0	13,896	0	13,896

Total Investments	$0	$644,022	$0	$644,022

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5% ¤
CORPORATE BONDS & NOTES 94.5%
BANKING & FINANCE 36.9%
Aflac, Inc. 3.625% due 11/15/2024	$3,920	$4,318
Air Lease Corp. 3.500% due 01/15/2022	7	7
American Express Co.
2.650% due 12/02/2022	1,515	1,572
4.050% due 12/03/2042	542	604
American International Group, Inc.
3.750% due 07/10/2025	2,837	3,101
3.875% due 01/15/2035	655	714
3.900% due 04/01/2026	1,065	1,177
4.500% due 07/16/2044	260	295
American Tower Corp.
2.400% due 03/15/2025	1,150	1,201
2.750% due 01/15/2027	1,110	1,160
3.125% due 01/15/2027	1,305	1,390
3.375% due 10/15/2026	952	1,030
3.500% due 01/31/2023	1,780	1,874
3.600% due 01/15/2028	940	1,016
Athene Global Funding 3.000% due 07/01/2022	1,904	1,963
Athene Holding Ltd. 4.125% due 01/12/2028	1,388	1,513
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025	3,100	3,092
Banco de Credito e Inversiones S.A. 3.500% due 10/12/2027	1,920	2,055
Banco Santander Mexico S.A. 4.125% due 11/09/2022	265	277
Bank of America Corp.
2.592% due 04/29/2031 •	4,855	4,851
3.419% due 12/20/2028 •	2,303	2,475
3.500% due 04/19/2026	2,057	2,257
4.000% due 04/01/2024	2,539	2,776
4.083% due 03/20/2051 •	2,900	3,226
4.271% due 07/23/2029 •	2,289	2,575
7.750% due 05/14/2038	546	839
Bank of New York Mellon Corp. 3.000% due 02/24/2025	2,991	3,209
Barclays PLC 4.375% due 01/12/2026	5,195	5,796
Berkshire Hathaway Finance Corp. 5.750% due 01/15/2040	577	794
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	1,345	1,617
BNP Paribas S.A. 4.400% due 08/14/2028	1,677	1,913
Boston Properties LP 3.800% due 02/01/2024	2,225	2,397
BPCE S.A.
4.500% due 03/15/2025	1,045	1,152
4.625% due 09/12/2028	490	568
5.150% due 07/21/2024	195	218
Brookfield Finance, Inc. 4.850% due 03/29/2029	2,077	2,403
Cboe Global Markets, Inc. 3.650% due 01/12/2027	1,478	1,628
Charles Schwab Corp. 3.000% due 03/10/2025	250	268
China Cinda Finance Ltd. 4.250% due 04/23/2025	395	431
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	3,255	3,549
4.350% due 11/03/2045	1,211	1,435
Citibank N.A. 3.650% due 01/23/2024	1,481	1,604
Citigroup, Inc.
2.876% due 07/24/2023 •	1,024	1,055
3.400% due 05/01/2026	2,731	2,969

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

3.700% due 01/12/2026	2,184	2,402
4.000% due 08/05/2024	1,062	1,161
8.125% due 07/15/2039	84	138
Citizens Financial Group, Inc. 2.375% due 07/28/2021	100	100
CME Group, Inc.
3.000% due 09/15/2022	2,117	2,199
3.000% due 03/15/2025	850	909
3.750% due 06/15/2028	735	818
4.150% due 06/15/2048	1,055	1,269
Cooperatieve Rabobank UA
3.875% due 02/08/2022	1,040	1,072
5.250% due 05/24/2041	2,716	3,523
Credit Suisse AG 3.000% due 10/29/2021	1,385	1,404
Credit Suisse Group AG
3.800% due 06/09/2023	1,864	1,979
4.875% due 05/15/2045	1,235	1,473
Crown Castle International Corp.
3.100% due 11/15/2029	1,249	1,292
4.450% due 02/15/2026	1,854	2,089
CubeSmart LP 3.000% due 02/15/2030	200	203
Deutsche Bank AG 4.100% due 01/13/2026	1,657	1,793
Discover Bank 4.650% due 09/13/2028	1,745	1,996
Duke Realty LP 4.000% due 09/15/2028	1,665	1,849
EPR Properties 4.950% due 04/15/2028	1,990	2,051
Equitable Holdings, Inc.
4.350% due 04/20/2028	1,442	1,616
5.000% due 04/20/2048	1,035	1,249
Essex Portfolio LP
2.650% due 03/15/2032	2,325	2,291
3.250% due 05/01/2023	2,366	2,477
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	1,293	1,439
First Republic Bank 4.375% due 08/01/2046	200	230
Five Corners Funding Trust 4.419% due 11/15/2023	4,409	4,839
Ford Motor Credit Co. LLC 3.087% due 01/09/2023	1,650	1,680
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	6,735	7,718
GLP Capital LP
4.000% due 01/15/2030	1,415	1,475
4.000% due 01/15/2031	300	311
5.300% due 01/15/2029	1,346	1,513
Goldman Sachs Group, Inc.
1.218% (US0003M + 1.000%) due 07/24/2023 ~	1,185	1,194
3.500% due 01/23/2025	260	281
4.750% due 10/21/2045	2,385	2,944
6.750% due 10/01/2037	3,087	4,371
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	200	233
Highwoods Realty LP 3.050% due 02/15/2030	1,615	1,633
HSBC Holdings PLC
3.900% due 05/25/2026	1,950	2,152
3.973% due 05/22/2030 •	4,825	5,227
4.300% due 03/08/2026	1,831	2,051
4.583% due 06/19/2029 •	1,216	1,368
Hutchison Whampoa International Ltd. 7.450% due 11/24/2033	1,198	1,772
JPMorgan Chase & Co.
2.739% due 10/15/2030 •	4,825	4,909
2.950% due 10/01/2026	3,631	3,886
3.625% due 05/13/2024	3,975	4,335
4.850% due 02/01/2044	1,851	2,324
5.400% due 01/06/2042	250	331
Kilroy Realty LP 3.800% due 01/15/2023	865	903
Kimco Realty Corp. 4.450% due 09/01/2047	1,060	1,182
Lazard Group LLC 3.750% due 02/13/2025	2,928	3,185
Liberty Mutual Group, Inc. 3.951% due 10/15/2050	785	813
Lloyds Banking Group PLC 3.750% due 01/11/2027	3,675	4,036

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Macquarie Bank Ltd. 6.625% due 04/07/2021	49	49
Manulife Financial Corp. 4.150% due 03/04/2026	1,663	1,876
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	273	301
4.350% due 01/30/2047	150	174
4.900% due 03/15/2049	250	320
MetLife, Inc.
4.050% due 03/01/2045	310	352
5.700% due 06/15/2035	240	324
5.875% due 02/06/2041	85	117
9.250% due 04/08/2068	305	448
Metropolitan Life Global Funding 2.650% due 04/08/2022	1,620	1,658
Mitsubishi UFJ Financial Group, Inc.
2.665% due 07/25/2022	3,813	3,923
3.850% due 03/01/2026	1,718	1,898
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	2,005	2,023
2.632% due 04/12/2021	2,435	2,436
Morgan Stanley
3.875% due 01/27/2026	1,925	2,142
4.350% due 09/08/2026	2,557	2,891
MUFG Union Bank N.A. 2.100% due 12/09/2022	5,470	5,620
Nasdaq, Inc. 3.850% due 06/30/2026	100	110
National Australia Bank Ltd. 2.800% due 01/10/2022	1,493	1,522
Nationwide Building Society 3.960% due 07/18/2030 •	1,305	1,426
Natwest Group PLC
4.892% due 05/18/2029 •	2,020	2,304
5.076% due 01/27/2030 •	1,440	1,668
New York Life Global Funding 2.350% due 07/14/2026	100	104
New York Life Insurance Co.
4.450% due 05/15/2069	250	296
6.750% due 11/15/2039	1,025	1,466
Nippon Life Insurance Co.
3.400% due 01/23/2050 •	1,425	1,452
4.700% due 01/20/2046 •	565	625
5.100% due 10/16/2044 •	345	382
Nomura Holdings, Inc. 2.648% due 01/16/2025	3,295	3,410
Nuveen Finance LLC 4.125% due 11/01/2024	1,595	1,772
ORIX Corp. 2.900% due 07/18/2022	1,635	1,685
PNC Bank N.A. 3.800% due 07/25/2023	1,860	1,996
Principal Life Global Funding 3.000% due 04/18/2026	819	877
Progressive Corp. 2.450% due 01/15/2027	150	158
Regency Centers LP 2.950% due 09/15/2029	1,493	1,520
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	1,035	1,154
Santander Holdings USA, Inc. 4.500% due 07/17/2025	3,971	4,401
Service Properties Trust 5.000% due 08/15/2022	309	314
Societe Generale S.A. 4.250% due 04/14/2025	1,305	1,414
Spirit Realty LP
3.400% due 01/15/2030	1,195	1,240
4.450% due 09/15/2026	1,480	1,644
Sumitomo Life Insurance Co. 6.500% due 09/20/2073 •	250	279
Sumitomo Mitsui Banking Corp. 3.200% due 07/18/2022	1,389	1,439
Sumitomo Mitsui Financial Group, Inc.
1.004% (US0003M + 0.780%) due 07/12/2022 ~	1,080	1,088
2.058% due 07/14/2021	853	857
2.750% due 01/15/2030	3,060	3,118
2.784% due 07/12/2022	1,975	2,034
3.102% due 01/17/2023	1,809	1,894
Synchrony Financial 3.950% due 12/01/2027	1,844	1,988
Tanger Properties LP 3.750% due 12/01/2024	1,615	1,723

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Toyota Motor Credit Corp. 1.900% due 04/08/2021	25	25
Travelers Cos., Inc. 4.100% due 03/04/2049	755	885
UBS Group AG 4.125% due 09/24/2025	3,810	4,232
Visa, Inc. 4.300% due 12/14/2045	2,081	2,516
W R Berkley Corp. 4.625% due 03/15/2022	251	261
WEA Finance LLC 3.750% due 09/17/2024	1,795	1,901
Wells Fargo & Co.
3.300% due 09/09/2024	2,940	3,178
3.500% due 03/08/2022	285	294
3.900% due 05/01/2045	664	729
4.125% due 08/15/2023	75	81
4.150% due 01/24/2029	826	932
4.400% due 06/14/2046	713	796
4.750% due 12/07/2046	270	319
5.013% due 04/04/2051 •	1,925	2,473
Welltower, Inc. 4.250% due 04/15/2028	1,763	1,965
Westpac Banking Corp. 2.850% due 05/13/2026	1,295	1,383
Weyerhaeuser Co. 4.000% due 11/15/2029	2,739	3,051

		284,985

INDUSTRIALS 46.0%
Abbott Laboratories 2.550% due 03/15/2022	270	276
AbbVie, Inc.
3.200% due 05/14/2026	25	27
3.200% due 11/21/2029	4,925	5,243
3.450% due 03/15/2022	2,060	2,108
Activision Blizzard, Inc. 3.400% due 09/15/2026	2,705	2,960
AEP Transmission Co. LLC 4.250% due 09/15/2048	1,250	1,444
Aetna, Inc. 3.875% due 08/15/2047	1,300	1,364
Aker BP ASA 3.000% due 01/15/2025	5,370	5,565
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	260	271
3.125% due 11/28/2021	1,621	1,641
3.400% due 12/06/2027	1,700	1,825
3.600% due 11/28/2024	2,030	2,205
Amazon.com, Inc.
1.500% due 06/03/2030	4,825	4,604
3.875% due 08/22/2037	2,764	3,171
Amgen, Inc.
3.150% due 02/21/2040	1,905	1,893
3.200% due 11/02/2027	590	640
3.625% due 05/22/2024	2,900	3,132
4.400% due 05/01/2045	575	667
4.663% due 06/15/2051	930	1,131
4.950% due 10/01/2041	600	746
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046	3,238	3,877
Anheuser-Busch InBev Worldwide, Inc.
5.450% due 01/23/2039	250	313
5.550% due 01/23/2049	945	1,222
5.800% due 01/23/2059	250	340
Anthem, Inc.
3.500% due 08/15/2024	1,403	1,518
3.650% due 12/01/2027	968	1,069
4.550% due 03/01/2048	890	1,052
Apache Corp.
4.750% due 04/15/2043	263	244
5.100% due 09/01/2040	77	75
Apple, Inc.
2.500% due 02/09/2022	1,435	1,460
3.250% due 02/23/2026	3,490	3,814
3.450% due 05/06/2024	265	288
3.850% due 08/04/2046	486	547
4.650% due 02/23/2046	755	941
AstraZeneca PLC
4.000% due 01/17/2029	1,270	1,426
6.450% due 09/15/2037	2,805	3,999
Bacardi Ltd. 2.750% due 07/15/2026	100	104

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Baidu, Inc. 3.625% due 07/06/2027	1,365	1,489
BAT Capital Corp.
3.222% due 08/15/2024	935	997
4.540% due 08/15/2047	1,945	1,961
Baxalta, Inc. 5.250% due 06/23/2045	252	326
Bayer U.S. Finance LLC
3.000% due 10/08/2021	2,610	2,644
4.375% due 12/15/2028	90	102
4.875% due 06/25/2048	2,080	2,495
BHP Billiton Finance USA Ltd. 5.000% due 09/30/2043	2,347	3,040
Boeing Co. 3.750% due 02/01/2050	2,960	2,840
BorgWarner, Inc. 3.375% due 03/15/2025	150	163
Boston Scientific Corp.
3.750% due 03/01/2026	1,695	1,873
4.550% due 03/01/2039	1,045	1,232
BP Capital Markets America, Inc. 3.937% due 09/21/2028	2,079	2,314
Bristol-Myers Squibb Co.
3.400% due 07/26/2029	3,745	4,097
4.350% due 11/15/2047	1,541	1,838
Broadcom Corp.
3.875% due 01/15/2027	123	134
Broadcom, Inc.
3.469% due 04/15/2034	1,322	1,333
4.750% due 04/15/2029	1,510	1,699
Burlington Northern Santa Fe LLC 5.400% due 06/01/2041	2,043	2,653
Campbell Soup Co. 4.800% due 03/15/2048	1,350	1,597
Cardinal Health, Inc. 2.616% due 06/15/2022	50	51
Cenovus Energy, Inc. 6.750% due 11/15/2039	218	274
Charter Communications Operating LLC
4.464% due 07/23/2022	2,380	2,483
4.500% due 02/01/2024	1,500	1,641
4.800% due 03/01/2050	2,215	2,382
4.908% due 07/23/2025	4,357	4,942
China Resources Gas Group Ltd. 4.500% due 04/05/2022	575	594
Citrix Systems, Inc.
3.300% due 03/01/2030	2,395	2,466
4.500% due 12/01/2027	1,680	1,915
Comcast Corp.
1.950% due 01/15/2031	4,755	4,584
2.800% due 01/15/2051	2,910	2,673
3.200% due 07/15/2036	610	638
3.600% due 03/01/2024	1,163	1,266
Conagra Brands, Inc.
5.300% due 11/01/2038	20	25
5.400% due 11/01/2048	140	179
ConocoPhillips 4.875% due 10/01/2047	1,420	1,729
Constellation Brands, Inc.
4.100% due 02/15/2048	259	281
5.250% due 11/15/2048	1,050	1,335
Continental Resources, Inc. 4.500% due 04/15/2023	51	53
Corning, Inc. 5.750% due 08/15/2040	235	301
Cox Communications, Inc. 3.350% due 09/15/2026	100	108
CRH America Finance, Inc. 3.400% due 05/09/2027	350	379
CSX Corp.
3.800% due 11/01/2046	1,070	1,136
6.220% due 04/30/2040	125	175
CVS Health Corp.
3.250% due 08/15/2029	571	604
3.375% due 08/12/2024	1,770	1,906
5.050% due 03/25/2048	1,555	1,912
5.125% due 07/20/2045	758	929
Dell International LLC
5.450% due 06/15/2023	3,045	3,329
8.100% due 07/15/2036	1,494	2,192
8.350% due 07/15/2046	830	1,265
Delta Air Lines, Inc.
3.625% due 03/15/2022	1,195	1,209
4.375% due 04/19/2028	892	922

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Deutsche Telekom International Finance BV 3.600% due 01/19/2027	2,570	2,820
Discovery Communications LLC
3.625% due 05/15/2030	4,905	5,255
4.000% due 09/15/2055	304	300
Dolphin Energy Ltd. LLC 5.500% due 12/15/2021	335	347
Dow Chemical Co. 5.250% due 11/15/2041	686	862
DP World PLC 5.625% due 09/25/2048	655	770
Eastern Energy Gas Holdings LLC 3.600% due 12/15/2024	937	1,019
eBay, Inc. 4.000% due 07/15/2042	1,644	1,745
Ecopetrol S.A. 5.375% due 06/26/2026	1,463	1,643
Eli Lilly & Co. 2.750% due 06/01/2025	1,164	1,240
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	350	376
Enbridge, Inc. 2.900% due 07/15/2022	2,604	2,678
Energy Transfer Operating LP
3.600% due 02/01/2023	2,303	2,399
4.200% due 04/15/2027	345	376
4.250% due 03/15/2023	1,022	1,079
5.300% due 04/15/2047	825	874
6.250% due 04/15/2049	250	294
Eni SpA
4.000% due 09/12/2023	1,750	1,882
4.750% due 09/12/2028	1,005	1,155
Entergy Louisiana LLC 4.200% due 09/01/2048	1,730	1,953
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,924	3,207
3.950% due 02/15/2027	956	1,064
4.850% due 03/15/2044	754	871
Equifax, Inc.
2.300% due 06/01/2021	250	250
7.000% due 07/01/2037	595	795
ERAC USA Finance LLC
3.300% due 12/01/2026	275	298
4.200% due 11/01/2046	575	642
7.000% due 10/15/2037	480	693
Exxon Mobil Corp. 3.176% due 03/15/2024	13	14
FedEx Corp. 4.550% due 04/01/2046	1,176	1,336
Fomento Economico Mexicano S.A.B. de C.V. 2.875% due 05/10/2023	1,370	1,431
Fox Corp. 5.476% due 01/25/2039	250	312
GATX Corp. 4.700% due 04/01/2029	1,300	1,498
Gazprom OAO Via Gaz Capital S.A. 6.510% due 03/07/2022	955	1,002
General Electric Co. 6.875% due 01/10/2039	261	368
General Motors Co. 5.400% due 04/01/2048	1,395	1,656
Georgia-Pacific LLC 3.163% due 11/15/2021	2,065	2,091
GlaxoSmithKline Capital, Inc. 2.800% due 03/18/2023	175	183
Glencore Finance Canada Ltd. 4.250% due 10/25/2022	2,839	2,991
Grupo Televisa S.A.B.
5.000% due 05/13/2045	275	303
6.625% due 01/15/2040	1,451	1,875
GTL Trade Finance, Inc. 5.893% due 04/29/2024	2,849	3,174
Halliburton Co. 5.000% due 11/15/2045	2,440	2,726
HCA, Inc.
4.125% due 06/15/2029	1,589	1,763
5.250% due 06/15/2049	1,845	2,263
Hess Corp. 5.800% due 04/01/2047	1,305	1,558
Home Depot, Inc.
3.000% due 04/01/2026	1,882	2,037
3.500% due 09/15/2056	100	103
4.250% due 04/01/2046	7	8

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

IHS Markit Ltd.
4.125% due 08/01/2023	1,975	2,120
4.250% due 05/01/2029	1,397	1,576
4.750% due 08/01/2028	780	902
Imperial Brands Finance PLC
3.125% due 07/26/2024	2,810	2,972
3.500% due 07/26/2026	4,420	4,730
International Business Machines Corp.
4.000% due 06/20/2042	92	104
5.600% due 11/30/2039	29	38
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	1,395	1,583
Keurig Dr Pepper, Inc. 4.985% due 05/25/2038	250	308
Kinder Morgan Energy Partners LP 3.950% due 09/01/2022	1,670	1,738
Kinder Morgan, Inc. 5.550% due 06/01/2045	1,816	2,176
KLA Corp. 4.650% due 11/01/2024	2,708	3,028
Kraft Heinz Foods Co.
4.375% due 06/01/2046	100	105
4.625% due 01/30/2029	915	1,028
5.200% due 07/15/2045	240	278
6.500% due 02/09/2040	275	360
Lockheed Martin Corp. 4.090% due 09/15/2052	1,783	2,096
Massachusetts Institute of Technology 3.885% due 07/01/2116	250	271
McDonald's Corp.
3.700% due 01/30/2026	1,855	2,046
4.875% due 12/09/2045	2,880	3,497
Medtronic, Inc.
3.500% due 03/15/2025	1,371	1,505
4.625% due 03/15/2045	194	245
Microsoft Corp. 2.525% due 06/01/2050	3,809	3,475
Moody's Corp.
2.625% due 01/15/2023	1,635	1,695
4.875% due 02/15/2024	3,365	3,722
Motorola Solutions, Inc. 5.500% due 09/01/2044	575	699
MPLX LP
4.125% due 03/01/2027	1,841	2,045
4.700% due 04/15/2048	40	43
5.200% due 03/01/2047	1,041	1,193
Norfolk Southern Corp. 4.650% due 01/15/2046	1,090	1,310
Northrop Grumman Corp. 3.850% due 04/15/2045	710	766
Occidental Petroleum Corp. 2.900% due 08/15/2024	270	267
ONEOK Partners LP
4.900% due 03/15/2025	915	1,017
5.000% due 09/15/2023	200	217
Oracle Corp. 4.125% due 05/15/2045	2,236	2,347
Ovintiv, Inc. 5.150% due 11/15/2041	30	30
Owens Corning 3.400% due 08/15/2026	100	109
PayPal Holdings, Inc.
2.300% due 06/01/2030	2,405	2,385
3.250% due 06/01/2050	1,745	1,743
Penske Truck Leasing Co. LP 3.400% due 11/15/2026	150	162
PepsiCo, Inc. 2.850% due 02/24/2026	151	163
Pertamina Persero PT
4.300% due 05/20/2023	335	356
6.000% due 05/03/2042	770	912
Petroleos Mexicanos
6.840% due 01/23/2030	275	280
6.875% due 08/04/2026	1,735	1,860
Pfizer, Inc. 4.400% due 05/15/2044	938	1,117
Philip Morris International, Inc.
2.750% due 02/25/2026	218	232
3.375% due 08/11/2025	265	288
3.600% due 11/15/2023	895	965
3.875% due 08/21/2042	975	1,035
6.375% due 05/16/2038	715	989
Phillips 66 Partners LP 4.900% due 10/01/2046	950	1,045

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	711	816
Raytheon Technologies Corp. 4.800% due 12/15/2043	1,490	1,780
Reliance Industries Ltd. 4.125% due 01/28/2025	355	387
RELX Capital, Inc. 4.000% due 03/18/2029	1,795	1,982
Republic Services, Inc. 3.375% due 11/15/2027	1,677	1,832
Reynolds American, Inc. 4.450% due 06/12/2025	2,564	2,847
Roche Holdings, Inc. 2.625% due 05/15/2026	1,345	1,429
Sands China Ltd. 5.400% due 08/08/2028	1,130	1,294
Saudi Arabian Oil Co. 4.250% due 04/16/2039	1,110	1,200
Seagate HDD Cayman
4.091% due 06/01/2029	1,617	1,651
4.875% due 03/01/2024	260	280
Sky Ltd. 3.750% due 09/16/2024	256	281
Southern Co. 4.400% due 07/01/2046	1,449	1,617
Southern Copper Corp. 6.750% due 04/16/2040	1,815	2,505
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	114	115
Steel Dynamics, Inc. 2.800% due 12/15/2024	697	738
Stryker Corp.
3.500% due 03/15/2026	1,919	2,107
4.625% due 03/15/2046	744	908
Suncor Energy, Inc. 5.950% due 05/15/2035	1,025	1,284
T-Mobile USA, Inc. 3.750% due 04/15/2027	1,995	2,183
Teck Resources Ltd.
6.000% due 08/15/2040	570	686
6.125% due 10/01/2035	1,800	2,209
Telefonica Emisiones S.A. 7.045% due 06/20/2036	2,100	2,916
Tencent Holdings Ltd.
3.280% due 04/11/2024	1,145	1,221
3.975% due 04/11/2029	1,035	1,126
Thermo Fisher Scientific, Inc. 2.950% due 09/19/2026	2,801	3,001
Toyota Industries Corp. 3.566% due 03/16/2028	1,070	1,147
TransCanada PipeLines Ltd.
4.625% due 03/01/2034	840	949
4.875% due 05/15/2048	2,100	2,488
5.100% due 03/15/2049	565	693
7.625% due 01/15/2039	1,105	1,655
TWDC Enterprises 18 Corp. 4.125% due 06/01/2044	1,476	1,681
Tyson Foods, Inc.
4.500% due 06/15/2022	4,154	4,314
4.875% due 08/15/2034	1,647	1,972
Union Pacific Corp. 3.799% due 10/01/2051	1,952	2,099
UnitedHealth Group, Inc.
4.750% due 07/15/2045	2,654	3,350
6.875% due 02/15/2038	260	392
Vale Overseas Ltd. 6.875% due 11/21/2036	2,167	2,885
Valero Energy Corp. 4.350% due 06/01/2028	1,797	1,985
ViacomCBS, Inc. 2.900% due 01/15/2027	150	158
Walt Disney Co.
4.950% due 10/15/2045	1,595	2,026
6.400% due 12/15/2035	77	109
Western Midstream Operating LP 4.650% due 07/01/2026	250	264
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	2,181	2,488
Whirlpool Corp.
3.700% due 03/01/2023	200	212
5.150% due 03/01/2043	250	298
Williams Cos., Inc. 5.400% due 03/04/2044	1,063	1,237

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Woodside Finance Ltd. 3.700% due 09/15/2026	695	742
Wyeth LLC 5.950% due 04/01/2037	2,030	2,828
Yara International ASA 4.750% due 06/01/2028	1,511	1,723
Zoetis, Inc.
2.000% due 05/15/2030	1,310	1,264
3.000% due 05/15/2050	985	941
3.900% due 08/20/2028	690	768
4.700% due 02/01/2043	997	1,205

		354,927

UTILITIES 11.6%
Acwa Power Management And Investments One Ltd. 5.950% due 12/15/2039	880	1,016
AEP Texas, Inc. 3.450% due 01/15/2050	770	755
American Water Capital Corp. 3.850% due 03/01/2024	1,133	1,225
Appalachian Power Co. 7.000% due 04/01/2038	260	374
AT&T, Inc.
3.000% due 06/30/2022	1,765	1,814
3.500% due 09/15/2053	2,570	2,379
3.650% due 09/15/2059	1,109	1,016
4.100% due 02/15/2028	1,416	1,587
4.125% due 02/17/2026	1,554	1,742
4.300% due 02/15/2030	425	479
4.350% due 03/01/2029	265	300
4.450% due 04/01/2024	738	810
4.500% due 03/09/2048	1,191	1,309
4.800% due 06/15/2044	1,042	1,193
Atmos Energy Corp. 4.150% due 01/15/2043	630	693
Berkshire Hathaway Energy Co. 6.125% due 04/01/2036	1,481	2,000
BG Energy Capital PLC 5.125% due 10/15/2041	115	139
Black Hills Corp.
3.150% due 01/15/2027	250	267
4.200% due 09/15/2046	100	106
Commonwealth Edison Co. 4.000% due 03/01/2048	840	942
Consolidated Edison Co. of New York, Inc. 3.850% due 06/15/2046	1,365	1,432
Consumers Energy Co. 3.125% due 08/31/2024	1,730	1,856
Delmarva Power & Light Co. 3.500% due 11/15/2023	1,002	1,074
DTE Electric Co. 3.650% due 03/15/2024	1,785	1,918
Duke Energy Carolinas LLC 3.950% due 11/15/2028	515	580
Duke Energy Corp.
3.750% due 09/01/2046	100	101
3.950% due 10/15/2023	1,115	1,200
Duke Energy Ohio, Inc. 3.800% due 09/01/2023	2,405	2,571
E.ON International Finance BV 6.650% due 04/30/2038	860	1,196
Electricite de France S.A. 4.875% due 01/22/2044	1,156	1,369
Enable Midstream Partners LP 4.950% due 05/15/2028	1,575	1,738
Enel Finance International NV 6.000% due 10/07/2039	1,704	2,274
Entergy Corp. 4.000% due 07/15/2022	1,608	1,670
Exelon Corp.
3.950% due 06/15/2025	1,185	1,296
4.450% due 04/15/2046	445	511
Exelon Generation Co. LLC 5.600% due 06/15/2042	775	853
FirstEnergy Corp.
3.350% due 07/15/2022	1,355	1,376
7.375% due 11/15/2031	2,602	3,484
Florida Power & Light Co. 4.125% due 02/01/2042	100	115
Georgia Power Co. 2.100% due 07/30/2023	1,425	1,472
Indiana Michigan Power Co. 4.250% due 08/15/2048	876	1,002

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Infraestructura Energetica Nova S.A.B. de C.V. 4.875% due 01/14/2048	505	504
Kentucky Utilities Co. 5.125% due 11/01/2040	100	123
KeySpan Gas East Corp. 2.742% due 08/15/2026	730	768
LLPL Capital Pte Ltd. 6.875% due 02/04/2039	506	592
MidAmerican Energy Co.
3.500% due 10/15/2024	2,157	2,345
4.250% due 07/15/2049	560	659
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	250	293
NextEra Energy Capital Holdings, Inc.
2.750% due 11/01/2029	1,585	1,627
3.150% due 04/01/2024	100	107
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	250	243
ONEOK, Inc.
3.400% due 09/01/2029	1,230	1,269
4.550% due 07/15/2028	1,033	1,138
5.200% due 07/15/2048	985	1,079
Pacific Gas & Electric Co.
3.450% due 07/01/2025	128	135
3.750% due 07/01/2028	128	135
4.550% due 07/01/2030	103	111
4.950% due 07/01/2050	103	106
Plains All American Pipeline LP
4.500% due 12/15/2026	749	822
5.150% due 06/01/2042	750	763
PT Perusahaan Listrik Negara 4.000% due 06/30/2050	2,860	2,736
Shell International Finance BV
2.875% due 05/10/2026	2,195	2,345
3.875% due 11/13/2028	1,540	1,721
4.000% due 05/10/2046	540	603
6.375% due 12/15/2038	1,425	2,046
Southern California Edison Co.
2.850% due 08/01/2029	975	992
3.650% due 02/01/2050	1,200	1,189
4.125% due 03/01/2048	1,635	1,719
Southern California Gas Co.
3.150% due 09/15/2024	1,295	1,391
4.125% due 06/01/2048	1,110	1,262
Southern Power Co. 5.150% due 09/15/2041	1,290	1,480
Southwestern Electric Power Co. 4.100% due 09/15/2028	835	925
Southwestern Public Service Co. 6.000% due 10/01/2036	1,173	1,495
Verizon Communications, Inc.
3.376% due 02/15/2025	69	75
4.016% due 12/03/2029	1,425	1,595
4.125% due 08/15/2046	735	807
4.400% due 11/01/2034	894	1,023
4.522% due 09/15/2048	64	74
4.672% due 03/15/2055	980	1,169
4.812% due 03/15/2039	250	300
4.862% due 08/21/2046	1,027	1,235
Virginia Electric & Power Co. 8.875% due 11/15/2038	876	1,508

		89,743

Total Corporate Bonds & Notes (Cost $709,627)		729,655

SOVEREIGN ISSUES 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	260	270
3.125% due 07/25/2027	1,140	1,240

Total Sovereign Issues (Cost $1,415)		1,510

SHORT-TERM INSTRUMENTS 3.8%
REPURCHASE AGREEMENTS (c) 2.7%		20,600

U.S. TREASURY BILLS 1.1%
0.041% due 09/23/2021 (a)(b)	8,500	8,499

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $29,098)	29,099

Total Investments in Securities (Cost $740,140)	760,264

Total Investments 98.5% (Cost $740,140)	$760,264
Financial Derivative Instruments (d) (0.0)%(Cost or Premiums, net $260)	(105)
Other Assets and Liabilities, net 1.5%	11,634

Net Assets 100.0%	$771,793

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)							Zero coupon security.
(b)							Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	0.020%	03/31/2021	04/01/2021	$20,600	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2021		$(21,008)	$20,600	$20,600

Total Repurchase Agreements							$(21,008)	$20,600	$20,600

(1)							Includes accrued interest.
(d)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
							Variation Margin
Description			Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures			06/2021	30	$4,311	$(152)		$0	$(10)
U.S. Treasury 30-Year Bond June Futures			06/2021	82	12,677	(511)		0	(36)
U.S. Treasury Ultra Long-Term Bond June Futures			06/2021	63	11,417	(673)		0	(73)

Total Futures Contracts						$(1,336)	$0		$(119)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-31 5-Year Index	1.000%	Quarterly	12/20/2023	$1,600	$9	$18	$27	$1	$0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	6,300	145	7	152	7	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	4,800	106	8	114	6	0

Total Swap Agreements					$260	$33	$293	$14	$0

Cash of $2,509 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$284,985	$0	$284,985
Industrials	0	354,927	0	354,927
Utilities	0	89,743	0	89,743
Sovereign Issues	0	1,510	0	1,510
Short-Term Instruments
Repurchase Agreements	0	20,600	0	20,600
U.S. Treasury Bills	0	8,499	0	8,499

Total Investments	$0	$760,264	$0	$760,264

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$14	$0	$14

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(119)	$0	$0	$(119)

Total Financial Derivative Instruments	$(119)	$14	$0	$(105)

Totals	$(119)	$760,278	$0	$760,159

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.0% ¤
MUNICIPAL BONDS & NOTES 81.2%
ALABAMA 1.8%
Birmingham Airport Authority, Alabama Revenue Notes, (BAM Insured), Series 2020 5.000% due 07/01/2023	$250	$276
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020
5.000% due 08/01/2024	500	572
5.000% due 08/01/2025	1,000	1,178
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	1,250	1,264
Montgomery, Alabama General Obligation Notes, Series 2021 5.000% due 12/01/2028	500	644
Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	450	469
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,000	2,201

		6,604

ARIZONA 0.4%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	1,000	1,046
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2024	200	220
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	350	400

		1,666

CALIFORNIA 6.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 0.500% due 04/01/2056 ~	1,500	1,504
California County Tobacco Securitization Agency Revenue Notes, Series 2020 5.000% due 06/01/2024	500	571
California Earthquake Authority Revenue Notes, Series 2020 1.477% due 07/01/2023	2,250	2,308
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	1,055	1,173
California Health Facilities Financing Authority Revenue Notes, Series 2020 5.000% due 06/01/2026	465	563
California Housing Finance Revenue Notes, Series 2020 1.450% due 04/01/2024	1,000	1,008
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.750% (MUNIPSA) due 12/01/2050 ~	1,000	1,009
California Municipal Finance Authority Revenue Bonds, Series 2010 0.180% due 09/01/2021	2,000	2,000
California State General Obligation Notes, Series 2020 2.000% due 11/01/2022	2,500	2,573
California State University Revenue Bonds, Series 2011 5.000% due 11/01/2042	2,500	2,570
Long Beach, California Harbor Revenue Notes, Series 2020 4.000% due 07/15/2021	800	809
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2021 5.000% due 12/01/2022	1,125	1,215
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.678% (US0003M + 0.550%) due 06/01/2034 ~	1,250	1,204
San Diego County, California Regional Transportation Commission Revenue Notes, Series 2021 5.000% due 10/01/2022	2,000	2,143
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,000	995
Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021 4.000% due 06/01/2022	1,075	1,121

		22,766

COLORADO 0.4%
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	450	458
Regional Transportation District, Colorado Revenue Notes, Series 2020
3.000% due 07/15/2023	100	105
5.000% due 01/15/2024	400	446

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

5.000% due 07/15/2024	325	369

		1,378

CONNECTICUT 4.2%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	650	668
5.000% due 08/15/2023	500	550
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2023	675	741
5.000% due 05/01/2025	350	411
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	1,000	1,191
Connecticut Special Tax State Revenue Notes, Series 2020 5.000% due 05/01/2029	3,000	3,885
Connecticut State General Obligation Bonds, Series 2013 1.000% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,020	1,032
Connecticut State General Obligation Notes, Series 2014 5.000% due 11/15/2022	250	269
Connecticut State General Obligation Notes, Series 2015 5.000% due 08/01/2025	350	416
Connecticut State General Obligation Notes, Series 2020
4.000% due 06/01/2023	425	460
5.000% due 01/15/2025	350	409
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.000% due 07/01/2033	1,000	1,016
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 07/01/2041	1,250	1,265
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	500	508
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,280	2,478
Metropolitan District, Connecticut General Obligation Notes, Series 2018 5.000% due 07/15/2023	500	553

		15,852

DELAWARE 0.7%
Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	750	762
1.250% due 10/01/2040	2,000	1,993

		2,755

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	500	524
Washington Metropolitan Area Transit Authority, District of Columbia Revenue Notes, Series 2020 5.000% due 07/15/2026	655	801

		1,325

FLORIDA 2.4%
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2023	700	772
Citizens Property Insurance, Inc., Florida Revenue Notes, Series 2012 5.000% due 06/01/2021	280	282
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	250	299
5.000% due 10/01/2026	470	577
Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	792
Jacksonville, Florida Revenue Notes, Series 2012 5.000% due 10/01/2021	915	936
JEA Electric System, Florida Revenue Notes, Series 2017 5.000% due 10/01/2024	1,030	1,196
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,181
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2024	710	822
Miami-Dade Seaport Department, Florida Revenue Notes, Series 2013 5.000% due 10/01/2023	550	605
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	1,500	1,515
Tampa, Florida Revenue Notes, Series 2020 5.000% due 07/01/2022	175	185

		9,162

GEORGIA 2.1%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	500	533
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	500	516

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	1,000	1,043
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2020 5.000% due 04/01/2026	300	362
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.907% (0.67*US0001M + 0.830%) due 08/01/2048 ~	500	504
Main Street Natural Gas Inc., Georgia Revenue Notes, Series 2019 5.000% due 05/15/2022	600	631
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	50	58
Municipal Electric Authority of Georgia Revenue Notes, Series 2020
4.000% due 11/01/2023	1,000	1,093
5.000% due 01/01/2024	490	550
Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2011 5.000% due 10/01/2041	2,500	2,560

		7,850

ILLINOIS 6.6%
Chicago Transit Authority, Illinois Revenue Notes, Series 2020 1.838% due 12/01/2023	1,500	1,533
Chicago, Illinois General Obligation Bonds, Series 2003 5.000% due 01/01/2022	1,000	1,030
Chicago, Illinois General Obligation Bonds, Series 2012 5.000% due 01/01/2023	1,000	1,029
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	5,000	5,219
Cook County, Illinois General Obligation Notes, Series 2021 5.000% due 11/15/2024	1,750	2,027
Illinois Finance Authority Revenue Bonds, Series 2020 0.700% due 05/01/2040	1,100	1,099
Illinois Finance Authority Revenue Bonds, Series 2021 0.750% due 05/01/2042 ~	1,000	1,000
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	250	306
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	510	559
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	750	788
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2022	2,000	2,132
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,700	1,974
5.125% due 05/01/2022	750	786
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	750	811
Illinois State Revenue Notes, Series 2016 5.000% due 06/15/2022	1,000	1,047
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	500	582
5.000% due 01/01/2026	375	450
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010 5.250% due 06/01/2021	2,000	2,015
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	350	383

		24,770

INDIANA 1.1%
Indiana Finance Authority Revenue Bonds, Series 2011 1.650% due 03/01/2027	650	657
Indianapolis, Indiana Revenue Notes, Series 2019 1.400% due 09/01/2022	2,500	2,512
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	750	823

		3,992

IOWA 0.5%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.158% due 08/15/2032	1,000	967
PEFA Inc, Iowa Revenue Bonds, Series 2019 5.000% due 09/01/2049	650	784

		1,751

KANSAS 0.7%
Kansas Department of Transportation State Revenue Bonds, Series 2004 0.581% (0.7*US0001M + 0.500%) due 09/01/2024 ~	2,500	2,510

KENTUCKY 0.6%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	500	573

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2007 1.650% due 06/01/2033	500	501
Louisville & Jefferson County, Kentucky Metropolitan Sewer District Revenue Notes, Series 2016 5.000% due 05/15/2021	1,000	1,005

		2,079

LOUISIANA 1.2%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 0.550% due 05/01/2043	1,000	1,000
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	1,700	1,690
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	300	309
2.125% due 06/01/2037	1,300	1,338

		4,337

MARYLAND 2.1%
Anne Arundel County, Maryland General Obligation Notes, Series 2021 5.000% due 04/01/2026	3,000	3,661
Baltimore County, Maryland General Obligation Notes, Series 2018 5.000% due 03/01/2025	1,500	1,765
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	480	565
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,500	1,734

		7,725

MASSACHUSETTS 2.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2014 1.700% due 08/01/2043	1,150	1,171
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 06/01/2044	2,000	2,204
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 0.550% (MUNIPSA + 0.500%) due 07/01/2038 ~	1,000	1,002
Massachusetts Development Finance Agency Revenue Notes, Series 2018 5.000% due 07/01/2021	575	581
Massachusetts Development Finance Agency Revenue Notes, Series 2020 5.000% due 10/01/2022	2,400	2,570
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	750	879
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	1,000	1,083

		9,490

MICHIGAN 2.4%
Michigan Finance Authority Revenue Bonds, Series 2015 0.550% (MUNIPSA) due 10/15/2038 ~	2,250	2,250
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	2,250	2,317
Michigan State Building Authority Revenue Bonds, Series 2020 0.110% due 10/15/2042	1,000	1,000
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	1,500	1,631
University of Michigan Revenue Notes, Series 2020 5.000% due 04/01/2025	1,000	1,182
Waterford School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2025 (a)	690	784

		9,164

MINNESOTA 0.5%
Minneapolis, Minnesota Revenue Bonds, Series 2018 0.060% due 11/15/2048	1,900	1,900

MISSISSIPPI 1.0%
Lowndes County, Mississippi Revenue Bonds, Series 1992 6.800% due 04/01/2022	1,610	1,707
Mississippi State General Obligation Bonds, Series 2015 5.000% due 11/01/2032	1,000	1,202
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	750	789

		3,698

MISSOURI 0.8%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 05/01/2051 (a)	1,500	1,741

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 4.000% due 07/01/2025 (a)	1,150	1,316

		3,057

MONTANA 0.2%
Montana Facility Finance Authority Revenue Bonds, Series 2018 0.600% (MUNIPSA + 0.550%) due 08/15/2037 ~	945	947

NEBRASKA 0.4%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 5.000% due 11/15/2053	1,000	1,182
Lincoln, Nebraska Electric System Revenue Notes, Series 2012 5.000% due 09/01/2021	485	495

		1,677

NEVADA 0.5%
Clark County, Nevada Revenue Bonds, Series 2017 1.650% due 01/01/2036	850	872
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020 3.000% due 06/15/2023	500	529
Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	500	507

		1,908

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2024	220	238
4.000% due 01/01/2025	285	316
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2005 0.060% due 07/01/2033	3,500	3,500

		4,054

NEW JERSEY 3.8%
New Jersey Economic Development Authority Revenue Bonds, Series 2013 1.650% due 03/01/2028 ~	1,000	1,002
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	2,750	3,317
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	450	454
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	900	1,057
New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2025	500	589
5.000% due 06/01/2026	3,500	4,231
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2006 5.500% due 12/15/2021	750	777
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	1,000	1,215
Newark, New Jersey General Obligation Notes, Series 2020 5.000% due 10/01/2022	750	795
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	750	791

		14,228

NEW MEXICO 0.8%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	2,000	2,020
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	1,000	1,168

		3,188

NEW YORK 10.2%
Long Island Power Authority, New York Revenue Notes, Series 2015 5.000% due 09/01/2021	140	143
Long Island Power Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2028	1,000	1,285
Long Island Power Authority, New York Revenue Notes, Series 2020 5.000% due 09/01/2024	625	721
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 1.000% due 11/01/2032 ~	1,500	1,502
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.897% (0.67* US0001M + 0.820%) due 11/01/2026 ~	430	430
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2028	1,280	1,583
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,500	1,590

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	650	699
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2022	400	430
New York City Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2020 0.700% due 11/01/2060	2,000	2,003
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	750	779
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	750	758
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2029	750	952
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2026	750	901
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2002 5.000% due 11/01/2022	1,250	1,346
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2020 5.000% due 11/01/2021	1,000	1,028
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2021 5.000% due 11/01/2026 (a)	2,000	2,469
New York City Trust for Cultural Resources Revenue Bonds, Series 2014 0.230% due 04/01/2044 ~	1,000	1,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.050% due 06/15/2050	4,000	4,000
New York City Water & Sewer System, New York Revenue Notes, Series 2021 5.000% due 06/15/2026	1,000	1,225
New York City, General Obligation Bonds, Series 2012 0.200% due 04/01/2042	3,500	3,500
New York City, General Obligation Bonds, Series 2015 0.050% due 06/01/2044	2,000	2,000
New York City, General Obligation Notes, Series 2014 5.000% due 08/01/2021	2,205	2,240
New York Power Authority Revenue Bonds, Series 2011 5.000% due 11/15/2022	360	388
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 09/15/2022	1,400	1,498
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	1,045	1,090
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	250	278
Town of Oyster Bay, New York General Obligation Notes, Series 2021
4.000% due 03/01/2023	850	905
4.000% due 03/01/2024	850	937
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2021	500	504

		38,184

NORTH CAROLINA 0.6%
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 0.477% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,000	1,002
Wake County, North Carolina General Obligation Notes, Series 2018 5.000% due 03/01/2024	1,025	1,166

		2,168

OHIO 1.6%
Butler County, Ohio Revenue Notes, Series 2017 4.000% due 11/15/2023	500	544
Franklin County, Ohio Revenue Bonds, Series 2013 0.100% due 12/01/2046	3,000	3,000
Northeast Ohio Medical University Revenue Notes, Series 2021 3.000% due 12/01/2023	150	158
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2019 0.501% due 10/01/2044 ~	2,000	2,002
Ohio Water Development Authority Revenue Notes, Series 2013 5.000% due 06/01/2021	130	131

		5,835

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2026	145	175
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
0.000% due 06/15/2025 (e)	275	323
0.000% due 06/15/2026 (e)	350	423

		921

PENNSYLVANIA 6.0%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017 0.566% (0.7*US0001M + 0.490%) due 01/01/2030 ~	745	745
Commonwealth of Pennsylvania General Obligation Notes, Series 2020 5.000% due 05/01/2022	1,300	1,367

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania Revenue Bonds, Series 2002 0.060% due 07/01/2025	5,100	5,100
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	530	629
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	500	537
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 0.770% (MUNIPSA + 0.720%) due 09/01/2051 ~	500	500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.121% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	755
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008 0.400% due 10/01/2023	1,520	1,519
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	1,000	1,017
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	500	542
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
3.000% due 01/01/2023	750	777
3.000% due 01/01/2025	1,020	1,092
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021
4.000% due 10/15/2023 (a)	700	765
4.000% due 10/15/2024 (a)	850	956
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 0.650% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,005
Pennsylvania Turnpike Commission Revenue Notes, Series 2021
4.000% due 12/01/2023 (a)	1,225	1,348
4.000% due 12/01/2024 (a)	725	820
Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017 0.700% due 09/01/2040 ~	2,400	2,406
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020 4.000% due 07/01/2022	600	622

		22,502

PUERTO RICO 0.7%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	2,000	2,512

SOUTH CAROLINA 1.2%
County Square Redevelopment Corp., South Carolina Revenue Notes, Series 2021 2.000% due 03/03/2022	2,000	2,034
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 0.937% due 10/01/2048 ~	1,000	1,009
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	1,250	1,476

		4,519

TENNESSEE 1.2%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2023	600	657
Memphis, Tennessee Water Revenue Notes, Series 2020
4.000% due 12/01/2021	500	513
4.000% due 12/01/2022	400	426
Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021 5.000% due 07/01/2024 (a)	2,000	2,294
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	500	573

		4,463

TEXAS 7.5%
Alvin Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 0.450% due 02/15/2036	1,000	999
Carrollton-Farmers Branch Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021 5.000% due 02/15/2023	3,000	3,263
Central Texas Regional Mobility Authority Revenue Notes, Series 2020 5.000% due 01/01/2025	1,000	1,135
Central Texas Regional Mobility Authority Revenue Notes, Series 2021 5.000% due 01/01/2027 (a)	2,500	2,952
Dallas Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 02/15/2029	1,000	1,303
El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2024	400	462
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	630	645
Garland, Texas Electric Utility System Revenue Notes, Series 2019 5.000% due 03/01/2025	500	580
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 5.000% due 06/01/2032	1,155	1,329
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	350	406

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 2.400% due 06/01/2030	1,000	1,004
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	1,500	1,613
Lower Colorado River Authority, Texas Revenue Notes, Series 2020 5.000% due 05/15/2022	1,000	1,054
North Texas Tollway Authority Revenue Notes, Series 2014 5.000% due 01/01/2022	720	746
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	750	790
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	745	771
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	750	774
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	500	520
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	750	772
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021
5.000% due 12/15/2022	750	809
5.000% due 12/15/2023	500	560
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	245	288
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006
0.823% due 12/15/2026 ~	1,610	1,615
1.573% due 12/15/2026 ~	1,000	994
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2024	500	581
Wylie Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 0.000% due 08/15/2021 (c)	2,300	2,299

		28,264

UTAH 0.1%
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	500	564

VIRGINIA 2.5%
Fairfax County, Virginia General Obligation Notes, Series 2021 4.000% due 10/01/2025	4,000	4,641
Virginia Small Business Financing Authority Revenue Bonds, Series 2014 5.250% due 10/01/2029	3,000	3,473
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	1,150	1,170

		9,284

WASHINGTON 2.6%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 0.500% (MUNIPSA + 0.450%) due 11/01/2045 ~	750	754
Energy Northwest, Washington Revenue Notes, Series 2020 5.000% due 07/01/2027	750	945
Port of Seattle, Washington Revenue Notes, Series 2015 5.000% due 03/01/2023	1,000	1,086
Port of Tacoma, Washington General Obligation Notes, Series 2016 4.000% due 12/01/2022	440	468
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 0.540% (MUNIPSA + 0.490%) due 11/01/2046 ~	675	677
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.100% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,009
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	870	974
Washington Higher Education Facilities Authority Revenue Notes, Series 2020 5.000% due 05/01/2023	250	272
Washington State General Obligation Notes, Series 2021 5.000% due 06/01/2026	3,000	3,672

		9,857

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	1,500	1,541
West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,000	1,026

		2,567

WISCONSIN 0.8%
Milwaukee, Wisconsin General Obligation Notes, Series 2019 5.000% due 04/01/2023	1,500	1,633
Public Finance Authority, Wisconsin Revenue Notes, Series 2020 5.000% due 06/01/2022	625	658

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2022	650	681

		2,972

Total Municipal Bonds & Notes (Cost $300,400)		304,445

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
1.500% due 01/15/2023	600	614
1.500% due 11/30/2024	1,100	1,138

Total U.S. Treasury Obligations (Cost $1,707)		1,752

SHORT-TERM INSTRUMENTS 22.3%
REPURCHASE AGREEMENTS (f) 1.4%		5,439

SHORT-TERM NOTES 2.6%
Federal Home Loan Bank
0.010% due 04/15/2021 (c)(d)	2,600	2,600
0.015% due 06/18/2021 (c)(d)	7,200	7,200

	9,800	9,800

U.S. TREASURY BILLS 9.4%
0.055% due 05/20/2021 - 09/23/2021 (b)(c)	35,400	35,399

U.S. TREASURY CASH MANAGEMENT BILLS 0.9%
0.091% due 06/15/2021 (c)(d)	3,400	3,400

MUNICIPAL BONDS & NOTES 8.0%
Borough of Ship Bottom, New Jersey General Obligation Notes, Series 2020 1.250% due 09/24/2021	2,300	2,312
California School Cash Reserve Program Authority Revenue Notes, Series 2021 2.000% due 01/31/2022	3,000	3,048
Contra Costa County, California Schools Pooled Notes Revenue Notes, Series 2021 2.000% due 12/01/2021	2,000	2,021
Copiague Union Free School District, New York General Obligation Notes, Series 2020 2.000% due 06/24/2021	2,400	2,409
Erie County, New York General Obligation Notes, Series 2020 3.000% due 06/24/2021	1,000	1,007
Fredonia Central School District, New York General Obligation Notes, Series 2020 1.250% due 06/17/2021	1,600	1,603
General Brown Central School District, New York General Obligation Notes, Series 2020 1.250% due 06/25/2021	1,500	1,503
Los Angeles County Schools, California Certificates of Participation Notes, Series 2021 2.000% due 12/30/2021	3,000	3,042
Los Angeles, California Revenue Notes, Series 2021 4.000% due 06/24/2021	1,750	1,766
Nassau County, New York General Obligation Notes, Series 2021 2.000% due 12/10/2021	3,200	3,240
Rochester, New York General Obligation Notes, Series 2020 2.000% due 08/04/2021	1,800	1,811
Syracuse, New York General Obligation Notes, Series 2020 2.000% due 07/30/2021	2,000	2,011
Texas State Revenue Notes, Series 2021 4.000% due 08/26/2021	4,150	4,216

Total Municipal Bonds & Notes (Cost $29,979)		29,989

Total Short-Term Instruments (Cost $84,013)		84,027

Total Investments in Securities (Cost $386,120)		390,224

Total Investments 104.0% (Cost $386,120)		$390,224
Other Assets and Liabilities, net (4.0)%		(15,019)

Net Assets 100.0%		$375,205

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Coupon represents a weighted average yield to maturity.
	(c)							Zero coupon security.
	(d)							Coupon represents a yield to maturity.
	(e)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	03/31/2021	04/01/2021	$5,439	U.S. Treasury Notes 0.125% due 03/31/2023		$(5,548)	$5,439	$5,439

Total Repurchase Agreements							$(5,548)	$5,439	$5,439

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$6,604	$0	$6,604
	Arizona				0	1,666	0	1,666
	California				0	22,766	0	22,766
	Colorado				0	1,378	0	1,378
	Connecticut				0	15,852	0	15,852
	Delaware				0	2,755	0	2,755
	District of Columbia				0	1,325	0	1,325
	Florida				0	9,162	0	9,162
	Georgia				0	7,850	0	7,850
	Illinois				0	24,770	0	24,770
	Indiana				0	3,992	0	3,992
	Iowa				0	1,751	0	1,751
	Kansas				0	2,510	0	2,510
	Kentucky				0	2,079	0	2,079
	Louisiana				0	4,337	0	4,337
	Maryland				0	7,725	0	7,725
	Massachusetts				0	9,490	0	9,490
	Michigan				0	9,164	0	9,164
	Minnesota				0	1,900	0	1,900
	Mississippi				0	3,698	0	3,698
	Missouri				0	3,057	0	3,057
	Montana				0	947	0	947
	Nebraska				0	1,677	0	1,677
	Nevada				0	1,908	0	1,908
	New Hampshire				0	4,054	0	4,054
	New Jersey				0	14,228	0	14,228
	New Mexico				0	3,188	0	3,188
	New York				0	38,184	0	38,184
	North Carolina				0	2,168	0	2,168
	Ohio				0	5,835	0	5,835
	Oregon				0	921	0	921
	Pennsylvania				0	22,502	0	22,502
	Puerto Rico				0	2,512	0	2,512
	South Carolina				0	4,519	0	4,519
	Tennessee				0	4,463	0	4,463
	Texas				0	28,264	0	28,264
	Utah				0	564	0	564
	Virginia				0	9,284	0	9,284
	Washington				0	9,857	0	9,857
	West Virginia				0	2,567	0	2,567
	Wisconsin				0	2,972	0	2,972

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

U.S. Treasury Obligations	0	1,752	0	1,752
Short-Term Instruments
Repurchase Agreements	0	5,439	0	5,439
Short-Term Notes	0	9,800	0	9,800
U.S. Treasury Bills	0	35,399	0	35,399
U.S. Treasury Cash Management Bills	0	3,400	0	3,400
Municipal Bonds & Notes	0	29,989	0	29,989

Total Investments	$0	$390,224	$0	$390,224

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the NYSE Arca, Inc. (“NYSE Arca”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”). If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the "Manager") to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from

Notes to Financial Statements (Cont.)

the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

March 31, 2021 (Unaudited)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of March 31, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2021 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$28,120	$126,351	$(132,416)	$0	$0	$22,055	$1	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	2,854	(2,854)	0	0	0	0	0
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	0	105	(105)	0	0	0	0	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	515	55,945	(55,784)	0	0	676	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	JPS	J.P. Morgan Securities LLC
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	JPY	Japanese Yen
CAD	Canadian Dollar	ILS	Israeli Shekel	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	MAKA5DAY	Israel Gilon 5 Day	US0001M	ICE 1-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR	SOFRRATE	Secured Overnight Financing Rate	US0012M	ICE 12-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PJSC	Public Joint Stock Company
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding